FORTIS-Registered Trademark-


     INVEST FOR GROWTH
             OPPORTUNITIES ...



                                                       FORTIS
                                                       STOCK FUNDS
                                                       ANNUAL REPORT
                                                       August 31, 1997

CONTENTS

LETTER TO SHAREHOLDERS                                         2
SCHEDULE OF INVESTMENTS
   FORTIS ASSET ALLOCATION PORTFOLIO                          11
   FORTIS VALUE FUND                                          17
   FORTIS GROWTH & INCOME FUND                                19
   FORTIS CAPITAL FUND                                        22
   FORTIS FIDUCIARY FUND                                      24
   FORTIS GROWTH FUND                                         26
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      28

STATEMENTS OF ASSETS AND LIABILITIES                          30

STATEMENTS OF OPERATIONS                                      32

STATEMENTS OF CHANGES IN NET ASSETS
   FORTIS ASSET ALLOCATION PORTFOLIO                          34
   FORTIS VALUE FUND                                          35
   FORTIS GROWTH & INCOME FUND                                36
   FORTIS CAPITAL FUND                                        37
   FORTIS FIDUCIARY FUND                                      38
   FORTIS GROWTH FUND                                         39
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      40

NOTES TO FINANCIAL STATEMENTS                                 41

INDEPENDENT AUDITORS' REPORT                                  49

FEDERAL TAX INFORMATION                                       50

BOARD OF DIRECTORS AND OFFICERS                               51

OTHER PRODUCTS AND SERVICES                                   52

TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F
TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE YEAR ENDED AUGUST 31, 1997

                                                 CLASS A      CLASS B      CLASS C      CLASS H      CLASS Z
                                                 --------     --------     --------     --------     --------
FORTIS ASSET ALLOCATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 16.48      $ 16.40      $ 16.35      $ 16.39
  End of period..............................    $ 18.98      $ 18.87      $ 18.81      $ 18.86
TOTAL RETURN                                       24.62%       23.92%       23.93%       23.93%
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.409      $ 0.321      $ 0.321      $ 0.321
  From net realized gains on investments.....    $ 0.950      $ 0.950      $ 0.950      $ 0.950

FORTIS VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.75      $ 10.70      $ 10.70      $ 10.70
  End of period..............................    $ 13.51      $ 13.39      $ 13.39      $ 13.39
TOTAL RETURN                                       28.66%       27.75%       27.75%       27.75%
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.059      $ 0.025      $ 0.025      $ 0.025
  From net realized gains on investments.....    $ 0.214      $ 0.214      $ 0.214      $ 0.214

FORTIS GROWTH & INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.35      $ 10.32      $ 10.33      $ 10.33
  End of period..............................    $ 13.06      $ 13.03      $ 13.03      $ 13.03
TOTAL RETURN                                       29.00%       28.16%       28.03%       28.03%
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.156      $ 0.069      $ 0.069      $ 0.069
  From net realized gains on investments.....    $ 0.103      $ 0.103      $ 0.103      $ 0.103

FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 21.89      $ 21.69      $ 21.68      $ 21.69
  End of period..............................    $ 26.13      $ 25.67      $ 25.68      $ 25.68
TOTAL RETURN                                       34.57%       33.55%       33.68%       33.61%
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.011           --           --           --
  From net realized gains on investments.....    $ 2.730      $ 2.730      $ 2.730      $ 2.730

FORTIS FIDUCIARY FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 36.75      $ 36.26      $ 36.32      $ 36.26
  End of period..............................    $ 46.15      $ 45.15      $ 45.17      $ 45.16
TOTAL RETURN                                       35.08%       34.10%       33.92%       34.13%
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 2.880      $ 2.880      $ 2.880      $ 2.880

FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 32.14      $ 31.75      $ 31.75      $ 31.75      $ 32.18
  End of period..............................    $ 37.32      $ 36.53      $ 36.52      $ 36.54      $ 37.47
TOTAL RETURN                                       27.01%       26.02%       25.98%       26.05%       27.34%
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 3.070      $ 3.070      $ 3.070      $ 3.070      $ 3.070

FORTIS CAPITAL APPRECIATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 34.76      $ 34.46      $ 34.48      $ 34.48
  End of period..............................    $ 30.60      $ 30.16      $ 30.18      $ 30.18
TOTAL RETURN                                       -7.89%       -8.38%       -8.38%       -8.38%
DISTRIBUTIONS PER SHARE:
  Total Distributions........................    $ 1.450      $ 1.450      $ 1.450      $ 1.450

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past year, refer to the Highlights box. The letters from the portfolio managers and president provides a more detailed analysis of the funds and financial markets.

The charts alongside the letters are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. The portfolio changes show the investment decisions your fund manager has made over the period in response to changing market conditions.

The performance charts graphically compare the funds' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                       ASSET ALLOCATION PORTFOLIO
           Photo       Stocks, bonds and cash blended to smooth out the highs and lows.

                       VALUE FUND
           Photo       Quality stocks, inexpensively priced.

                       GROWTH & INCOME FUND
           Photo       Conservative growth with quarterly dividends.

                       CAPITAL FUND
           Photo       Long-term growth through larger, established companies.

                       FIDUCIARY FUND
           Photo       A medley of growth stocks.

                       GROWTH FUND
           Photo       Medium-sized companies poised to be tomorrow's leaders.

                       CAPITAL APPRECIATION PORTFOLIO
           Photo       Opportunity through America's entrepreneurs.

                                      Photo

DEAR SHAREHOLDER:

The stock market continued its upward march during the second half of fiscal 1997 ending August 31. Despite several volatile periods when investors expressed concern over inflationary prospects, the investment climate proved to be upbeat overall. Continued low inflation, a moderate rate of economic growth and strong inflows of cash into the market combined to push stock prices to historic highs. Over the year under review, the S&P 500 rose 40.70 percent, which is a remarkable feat after the strong gains registered in both 1995 and 1996.

MARKET PERFORMANCE VARIED

Not all sectors of the market participated equally, however. Very large capitalization stocks performed exceedingly well, while smaller capitalization stocks languished. The large global consumer-oriented stocks did particularly well during the period, although the dollar's strength recently initiated some concern about this group's future earnings prospects. Global equity funds turned in very mixed results as many emerging Asian markets were forced to adjust to steep declines in their currencies. At the same time, Latin American markets performed quite strongly. Fixed income investments were periodically affected by inflationary concerns and possible monetary tightening by the Federal Reserve.

The stock market's run up has left stock valuations at lofty levels, reflecting the current generally benign investment environment. Investors have also been encouraged by passage of the balanced budget agreement which included a reduction in the capital gains tax. Adding to these positives is a powerful demographic factor. As the baby boomers begin moving into their 50s, savings and retirement concerns begin to replace buying habits, resulting in strong cash flows into the financial markets. The argument can be made that these fund flows will persist well into the next century.

CAUTIOUS OPTIMISM

Despite all these favorable factors, however, it would be beneficial to keep one's feet firmly grounded in reality, particularly at these levels of valuation. A prudent investment manager must keep watch for clouds on this blue horizon. A few potential clouds could exist:

- the dollar's strength may put pressure on earnings of companies with large international or export components,

-  tight labor markets may spark upward pressure in wages,

-  turbulence may occur in foreign markets, and

- potential political problems may face the current U.S. Administration as campaign financing comes under increased scrutiny.

Unforeseen external shocks to the investment scene could also spoil the current environment.

DIVERSIFICATION IMPORTANT FOR THE FUTURE

During a volatile period such as the one we have been experiencing, it is often wise to dollar cost average your investments, as well as diversify your investments. Two of our newer funds, the Value Fund and the Growth & Income Fund, offer portfolios with lower average price-earnings ratios and less volatility. The Asset Allocation Portfolio offers a balance between fixed income and stock investments with assets allocated depending on market conditions by a team of investment professionals. Our fixed income funds offer a variety of choices for more conservative and income needs. Our growth funds continue to offer portfolios of growth stocks generally differentiated by the size and maturity of companies. Capital and Fiduciary Funds invest primarily in larger capitalization companies, while the Growth Fund invests in mid-cap growth situations and the Capital Appreciation Portfolio concentrates on rapidly growing smaller capitalization companies. Finally, the Global Growth Portfolio, which is not included in this report, invests in growth companies around the world, with a strong emphasis currently on the United States. All our funds continue to stress strong solid fundamentals in the current investment environment.

The following pages give you a closer look at each member of the Fortis Stock Fund family. We appreciate your investment in our funds. As always, if you have questions or need more information, please contact your financial professional or your Fortis shareholder services representative.

Sincerely,

/s/ Dean C. Kopperud                      /s/ James S. Byrd
Dean C. Kopperud                          James S. Byrd
President                                 Vice President

/s/ Howard G. Hudson
Howard G. Hudson
Vice President

September 12, 1997

PORTFOLIO COMPOSITION BY SECTOR AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common Stocks                                  49.8%
U.S. Government Securities                     18.7%
Asset Backed Securities                        11.2%
Corporate Bonds-Investment Grade                9.8%
Corporate Bonds-Non-Investment Grade            6.5%
Cash Equivalents/Receivables                    4.0%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  American International Group, Inc.                       2.1%
 2.  Kohl's Corp.                                             1.8%
 3.  Fannie Mae                                               1.7%
 4.  Costco Companies, Inc.                                   1.6%
 5.  Schlumberger Ltd.                                        1.5%

Bonds
-------------------------------------------------------------------
 1.  U.S. Treasury Note (6.875%) 2006                         4.0%
 2.  U.S. Treasury Bond (6.375%) 2027                         2.3%
 3.  U.S. Treasury Note (6.375%) 2000                         2.3%
 4.  FNMA (7.00%) 2025                                        2.0%
 5.  FNMA (6.50%) 2010                                        1.3%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +23.92%    +16.56%
Class B sharesDiamond Diamond              +20.32%    +15.83%
Class C sharesDiamond                      +23.93%    +16.45%
Class C sharesDiamond Diamond              +22.93%    +16.45%
Class H sharesDiamond                      +23.93%    +16.55%
Class H sharesDiamond Diamond              +20.33%    +15.81%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS ASSET ALLOCATION PORTFOLIO

YOUR ASSET ALLOCATION PORTFOLIO
STOCKS, BONDS AND CASH BLENDED TO SMOOTH OUT THE HIGHS AND LOWS

The Asset Allocation Portfolio adjusts its weightings between stocks and bonds as economic and market conditions warrant. During the second half of fiscal 1997 ending August 31, the stock portion was reduced in two steps from 60 percent to 50 percent. The latest change occurred in August 1997 when we reduced equities by 5 percent to 50 percent of the portfolio. For fiscal 1997, the Asset Allocation Portfolio posted a return of 24.62 percent for Class A before sales charge, which compares to a S&P 500 Index return of 40.70 percent and a 10.02 percent return for the Lehman Brothers Aggregate Bond Index. Very large capitalization stocks positively influenced the S & P return while the Asset Allocation Portfolio was relatively underweighted in this group due to their lesser future growth rates.

EQUITY HOLDINGS ADJUSTED

The portfolio's equity holdings are primarily in large capitalization companies with superior earnings growth prospects. During the second fiscal period, we added to pharmaceuticals and energy services while we reduced our holdings in the health care services and retail sectors.

Over the period under review, the stock market as measured by the popular indices climbed to record levels after an initial period of weakness in the spring. This strength has reflected strong corporate profit growth coupled with very low inflation numbers. While this rather ideal investment backdrop appears likely to continue, we have tempered our weightings in equities because of current high stock valuations.

GROWING ECONOMY IMPACTS BOND MARKET

By the end of August, the U.S. economy was well into its seventh consecutive year of economic expansion, one of the longest expansions of the 20th century. Typically, the latter stage of an economic expansion is a period in which inflation begins to rise. This expansion has been different. Global competition, lower deficits and rising productivity have contributed to the lowest inflation levels in 30 years. This unprecedented scenario has had a favorable impact on the bond market, causing yields to fall (and conversely, prices to rise), evidenced by the 10-year Treasury note, whose yield fell 60 basis points in the last 12 months.

There are three factors which primarily determine a fixed income portfolio's relative performance:

1. Duration (a measure of a bond's sensitivity to interest rates) of the portfolio,
2.  Sector allocation, and
3.  Individual security selection.

Our duration strategy has been to maintain a moderately long duration, reflecting our belief that interest rates are trending lower. With the economic environment over the past year generally favorable for non-treasury debt, our sector allocation strategy has been to overweight investment grade corporate debt and asset-backed securities. Both strategies were beneficial for us as interest rates fell and non-treasury debt outperformed treasury debt for the year ending August 31, 1997.

OUTLOOK

Looking forward, moderate economic growth and dampened inflationary pressures should continue to offer support for the financial markets. We are cautious, however, because of recent turmoil in Asian markets, current high equity valuations, and extreme volatility in our markets. We will continue our balanced weighting between stocks and bonds.

VALUE OF $10,000 INVESTED JANUARY 4, 1988
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                 LEHMAN BROTHERS
                                                              AGGREGATE BOND INDEX#                S&P 500##
                      1/4/88                                         10,000                          10,000

88                                                                                    10,470                10,868
89                                                                                    11,853                15,109
90                                                                                    12,710                14,356
91                                                                                    14,569                18,216
92                                                                                    16,533                19,663
93                                                                                    18,348                22,640
94                                                                                    18,070                23,875
95                                                                                    20,131                28,994
96                                                                                    20,830                34,270
97                                                                                    22,918                48,217
Fortis Asset Allocation Portfolio
Average Annual Total Return
                                                                                      1 Year                5 Year
Class A*                                                                             +18.70%               +11.34%
Class A**                                                                            +24.62%               +12.43%

                                                                             FORTIS

                                                               ASSET ALLOCATION PORTFOLIO CLASS A

                      1/4/88                                                  9,534

88                                                                                                     9,554

89                                                                                                    11,885

90                                                                                                    11,564

91                                                                                                    14,078

92                                                                                                    15,742

93                                                                                                    17,526

94                                                                                                    18,182

95                                                                                                    21,666

96                                                                                                    22,692

97                                                                                                    28,280

Fortis Asset Allocation Portfolio
Average Annual Total Return
                                                                                                       Since

                                                                                            January 4, 1988@

Class A*                                                                                             +11.36%

Class A**                                                                                            +11.93%


                        Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
   # An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
  ##  This is an unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

STOCK ADDITIONS:                          MGIC Investment Corp.                     STOCK ELIMINATIONS:
AES Corp.                                 Monsanto Co.                              AutoZone, Inc.
Archer-Daniels-Midland Co.                Mylan Laboratories, Inc.                  Biovail Corp. International
Associated Group, Inc. Class A            Perkin Elmer Corp.                        Boatmens Bancshares, Inc.
Baker Hughes, Inc.                        Precision Drilling Corp.                  Ceridian Corp.
Camco International, Inc.                 Santa Fe Energy Resources, Inc.           Columbia/HCA Healthcare Corp.
Centocor, Inc.                            Santa Fe International Corp.              Computer Associates International, Inc.
CMP Media, Inc. Class A                   Sterling Commerce, Inc.                   Franklin Resources, Inc.
Costco Companies, Inc.                    Teva Pharmaceutical Industries Ltd. ADR   Office Depot, Inc.
Crown Cork & Seal Company, Inc.           Time Warner, Inc.                         Oxford Health Plans, Inc.
Depuy, Inc.                               Tranz Rail Holdings Ltd. ADR              PacifiCare Health Systems, Inc. Class B
Fiserv, Inc.                              Union Planters Corp.                      Pep Boys-Manny Moe & Jack
Forest Laboratories, Inc.                 U.S. Filter Corp.                         Costco Co., Inc.
Hartford Life, Inc.                       U.S.A. Waste Services, Inc.               Scholastic Corp.
Ingram Micro, Inc. Class A                Warner-Lambert Co.                        Solectron Corp.
Interpublic Group of Companies, Inc.      Williams Companies, Inc.                  Sterling Software, Inc.
Lilly (Eli) & Co., Inc.                                                             360 Communications Co.
                                                                                    United Healthcare Corp.
                                                                                    Wackenhut Corp., Class B
                                                                                    Wal-Mart Stores, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                  38.4%
Cash Equivalents/Receivables            9.9%
Banks                                   7.8%
Food                                    6.5%
Finance Services                        6.3%
Utilities-Telephone                     5.0%
Office Equipment and Supplies           4.4%
Drugs                                   4.1%
Oil-Refining                            3.9%
Natural Gas Transmissions               3.8%
Oil-Crude Petroleum and Gas             3.7%
Business Services                       3.1%
Electronic-Semiconductor                3.1%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Anadarko Petroleum Corp.                                 2.1%
 2.  Pitney Bowes, Inc.                                       2.1%
 3.  Burlington Northern Santa Fe Corp.                       2.0%
 4.  Citicorp                                                 2.0%
 5.  Federated Department Stores, Inc.                        2.0%
 6.  ConAgra, Inc.                                            2.0%
 7.  Williams Companies, Inc.                                 2.0%
 8.  Avnet, Inc.                                              1.9%
 9.  Hartford Financial Services Group                        1.8%
10.  BankBoston Corp.                                         1.8%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +27.75%    +20.64%
Class B sharesDiamond Diamond              +24.15%    +18.72%
Class C sharesDiamond                      +27.75%    +20.64%
Class C sharesDiamond Diamond              +26.75%    +20.64%
Class H sharesDiamond                      +27.75%    +20.64%
Class H sharesDiamond Diamond              +24.15%    +18.72%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              +  Shares were first offered to the public January 2, 1996.

FORTIS VALUE FUND

YOUR VALUE FUND
QUALITY STOCKS, INEXPENSIVELY PRICED

The Fortis Value Fund is relatively young, opening in January 1996. It was well-positioned to take advantage of market conditions. The Value Fund's total return was 28.66 percent for Class A before sales charge for the year ended August 31, 1997. This performance was somewhat disappointing.

SMALL CAP PERFORMANCE AFFECTED FUND

The portfolio's return was influenced by two significant factors:
-The portfolio had moderately above average exposure to smaller capitalization stocks, which in general performed poorly during the period. These stocks performed poorly because investors, concerned about both the advanced stage of the economic recovery and the high valuations of the stock market, have tended to avoid the riskier sectors of the market.
-The portfolio had below average exposure to large capitalization stocks, which in general performed well during the period. Large capitalization stocks have performed well because investors feel that they appear to offer "safety" in a volatile market.

OUTLOOK

We are cautious on the stock market, which has advanced far in little time. Given the advanced stage of this economic expansion, the fund will focus on companies that are relatively protected from cyclical earnings deceleration. Additionally, the fund will focus on opportunities to invest in undervalued companies that have the potential for increased earnings.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                FORTIS VALUE FUND
                                 S&P 500***          CLASS A
1/2/96                                 10,000                9,525
96                                     10,700               10,239
97                                     15,054               13,174
Fortis Value Fund
Average Annual Total Return
                                                             Since
                                       1 Year     January 2, 1996@
Class A*                              +22.55%              +18.00%
Class A**                             +28.66%              +21.49%

                        Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                                Intel Corp.                               ELIMINATIONS:
Abbott Laboratories                       Johnson & Johnson                         AT & T Corp.
American International Group, Inc.        Kimberly-Clark Corp.                      H & R Block, Inc.
Ameritech Corp.                           Liberty Property Trust                    Boeing Co.
Archer-Daniels-Midland Co.                Lockheed Martin Corp.                     Developers Diversified Realty Corp.
Automatic Data Processing, Inc.           McGraw Hill Companies, Inc.               Federal Express Corp.
AutoZone, Inc.                            Mercantile Bancorporation, Inc.           Flightsafety International, Inc.
BankBoston Corp.                          Mobil Corp.                               Home Depot, Inc.
Baxter International, Inc.                Monterey Resources, Inc.                  James River Corp. of Virginia Conv.
Bell Atlantic Corp.                       Pfizer, Inc.                              Series P Preferred
Cabot Corp.                               Philip Morris Companies, Inc.             Lyondell Petrochemical Co.
Cali Realty Corp.                         Public Storage, Inc.                      Mallinckrodt Group, Inc.
Chase Manhattan Corp.                     Questar Corp.                             May Department Stores Co.
Crown Cork & Seal Company, Inc.           Raytheon Co.                              McDonnell Douglas Corp.
Enron Corp.                               Royal Dutch Petroleum Co. NY Shares       Merrill Lynch & Co., Inc.
Exxon Corp.                               SBC Communications, Inc.                  Mylan Laboratories, Inc.
Fannie Mae                                S & P 500 Depositary Receipt              Owens Corning
Finova Group, Inc.                        Sabre Group Holdings, Inc.                Payless ShoeSource, Inc.
First Data Corp.                          Santa Fe Energy Resources, Inc.           Solectron Corp.
Fiserv, Inc.                              Sherwin-Williams Co.                      Tele-Communications, Inc.
Fort James Corp.                          Southtrust Corp.                          Unifi, Inc.
Fruit of the Loom, Inc., Class A          Sprint Corp.                              Union Texas Petroleum Holdings, Inc.
GTE Corp.                                 Summit Bancorp, Inc.                      Viacom, Inc. Class B
General Motors Corp.                      U.S. Bancorp                              Vishay Intertechnology, Inc.
Hartford Financial Services Group (HIG)   Unisource Worldwide, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                29.6%
Cash Equivalents/Receivables         20.2%
Drugs                                 7.6%
Utilities-Telephone                   6.5%
Real Estate Investment Trust          6.5%
Natural Gas Transmissions             6.0%
Finance Services                      5.9%
Banks                                 5.7%
Oil-Crude Petroleum and Gas           4.5%
Insurance                             4.2%
Utilities-Electric                    3.3%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Tenneco, Inc.                                            2.1%
 2.  Sunamerica, Inc.                                         2.0%
 3.  Enron Corp.                                              1.9%
 4.  SBC Communications, Inc.                                 1.8%
 5.  Chase Manhattan Corp.                                    1.7%
 6.  Banc One Corp.                                           1.7%
 7.  Duke Energy Corp.                                        1.7%
 8.  Baxter International, Inc.                               1.6%
 9.  AES Corp.                                                1.6%
10.  Glaxo Wellcome plc ADR                                   1.6%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +28.16%    +18.52%
Class B sharesDiamond Diamond              +24.56%    +16.61%
Class C sharesDiamond                      +28.03%    +18.52%
Class C sharesDiamond Diamond              +27.03%    +18.52%
Class H sharesDiamond                      +28.03%    +18.52%
Class H sharesDiamond Diamond              +24.43%    +16.61%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              +  Shares were first offered to the public January 2, 1996.

FORTIS GROWTH & INCOME FUND

YOUR GROWTH & INCOME FUND
CONSERVATIVE GROWTH WITH QUARTERLY DIVIDENDS

The Growth & Income Fund focuses on dividend paying companies with good earnings growth prospects, allowing consistent dividend increases. The portfolio is well diversified throughout the various economic sectors and is primarily concentrated in large capitalization, well-established companies with long histories of earnings and dividend increases.

PERFORMANCE RESULTS

For the fiscal year as a whole, the Fortis Growth & Income Fund posted a total return of 29.00 percent for Class A before sales charge which compares to the S&P 500 return of 40.70 percent over the similar period.

Currently, the largest sector weightings can be found in the energy, financial and health care areas. The Growth & Income Fund underperformed the S&P Index because of little exposure to technology stocks. The fund has maintained this low exposure because of a general lack of yields available in this sector. However, this group had a positive influence on the S&P Index returns over recent periods resulting in the comparatively better performance.

AWAITING OPPORTUNITIES

Dividend yields on the popular market indices currently are near historic lows, reflecting the high valuations of the present market environment. It is indeed a challenge to identify growth situations meeting our yield criteria. We are maintaining a higher level of cash reserves while we await opportunities in the market.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           FORTIS VALUE FUND
                              S&P 500***        CLASS A
1/2/96                             10,000              9,525
96                                 10,700              9,916
97                                 15,054             12,792
Fortis Growth & Income Fund
Average Annual Total Return
                                                       Since
                                   1 Year   January 2, 1996@
Class A*                          +22.88%            +15.93%
Class A**                         +29.00%            +19.37%

                        Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                           LaSalle Re Holdings Ltd.             ELIMINATIONS:
AES Corp. Conv. Preferred, Ser A     Limited (The), Inc.                  American Brands, Inc.
Baker Hughes, Inc.                   Mobil Corp.                          H & R Block, Inc.
Beacon Properties Corp.              Monterey Resources, Inc.             Boatmens Bancshares, Inc.
Chase Manhattan Corp.                Nuevo Energy Co., Conv. Preferred,   Frontier Corp.
Cornerstone Properties, Inc.          Ser A, 5.75%                        Green Tree Financial Corp.
Crescent Real Estate Equities Trust  Quaker Oats Co.                      Kerr-McGee Corp.
Crown Cork and Seal Co, Inc., Conv.  SBC Communications, Inc.             Mercury Finance Co.
 Preferred, 4.5%                     Shelby Williams Industries, Inc.     New England Business Service, Inc.
Deutsche Telekom AG ADR              SLM Holding Corp.                    PanEnergy Corp.
Duke Energy Corp.                    Spieker Properties, Inc.             Readers Digest Association, Inc.
Excel Realty Trust, Inc.             St. Paul Companies, Inc.              Class A
Excel Realty Trust, Inc.             Sunamerica, Inc., Conv. Preferred,   Safeco Corp.
Fortune Brands, Inc.                  8.50%                               Student Loan Marketing Association
Genuine Parts Co.                    Tenneco, Inc.                        Tenneco, Inc.
Glaxo Wellcome plc ADR               Texaco, Inc.
Highwoods Properties, Inc.           Union Planters Corp.
Knightsbridge Tankers Ltd.           U.S. Bancorp
                                     Washington Mutual, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 30.3%
Finance Services                      10.8%
Cash Equivalents/Receivables           7.8%
Retail-Specialty                       6.8%
Drugs                                  5.1%
Computer-Software                      4.9%
Insurance                              4.8%
Business Services                      4.8%
Telecommunication Equipment            4.7%
Oil and Gas Field Services             4.5%
Medical Technology                     4.3%
Telephone Services                     4.1%
Retail-Department Stores               3.6%
Electronic-Semiconductor               3.5%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Kohl's Corp.                                             3.6%
 2.  American International Group, Inc.                       3.3%
 3.  Fannie Mae                                               3.2%
 4.  Home Depot, Inc.                                         3.1%
 5.  MBNA Corp.                                               3.0%
 6.  Medtronic, Inc.                                          2.7%
 7.  Green Tree Financial Corp.                               2.7%
 8.  Archer-Daniels-Midland Co.                               2.4%
 9.  Schlumberger Ltd.                                        2.4%
10.  Mattel, Inc.                                             2.4%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +33.55%    +19.72%
Class B sharesDiamond Diamond              +29.95%    +19.02%
Class C sharesDiamond                      +33.68%    +19.74%
Class C sharesDiamond Diamond              +32.68%    +19.74%
Class H sharesDiamond                      +33.61%    +19.74%
Class H sharesDiamond Diamond              +30.01%    +19.04%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS CAPITAL FUND

YOUR CAPITAL FUND
LONG-TERM GROWTH THROUGH LARGER, ESTABLISHED COMPANIES

The Capital Fund focuses on rapidly growing companies with well-established positions of leadership in their respective industry sectors. We have also broadened the diversification of industry sectors to moderate the risk level of this portfolio. Larger industry weightings currently include health care, technology and finance-related. We have increased the energy sector over the most recent six month period, while we further reduced the technology sector. Despite the reduction, technology remains well-represented in the portfolio.

For the second half of the fiscal year ended August 31, 1997, the Capital Fund provided a total return of 18.61 percent for Class A before sales charge. This compares to the S&P 500's return of 14.78 percent over the same period. For the fiscal year, the Capital Fund returned 34.57 percent for Class A before sales charge as compared to the 40.70 percent posted by the S&P 500. During the latest six month period, the market began broadening out, allowing the Capital Fund to outperform the Index. The Index was helped by the performance of the very large capitalization companies that continue to outperform the overall market. The Capital Fund is not as heavily weighted in these mega-capitalized stocks as they do not offer the long-term growth prospects we require for inclusion in this portfolio. We anticipate the market's leadership will continue to broaden in the period ahead as investors search for undervalued growth opportunities.

VALUE OF $10,000 INVESTED SEPTEMBER 1, 1972

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     FORTIS CAPITAL FUND CLASS A
9/1/72                                 10,000                          8,659
73                                      9,667                          8,528
74                                      6,963                          6,462
75                                      8,781                          7,492
76                                     10,813                          8,696
77                                     10,620                          8,355
78                                     11,946                         10,581
79                                     13,334                         11,695
80                                     15,752                         16,667
81                                     16,584                         18,811
82                                     17,133                         22,276
83                                     24,651                         34,525
84                                     26,177                         33,368
85                                     31,046                         38,525
86                                     43,120                         55,292
87                                     58,012                         70,327
88                                     47,709                         54,205
89                                     66,324                         77,975
90                                     63,020                         73,420
91                                     79,962                         94,304
92                                     86,314                        104,454
93                                     99,383                        112,685
94                                    104,802                        124,581
95                                    127,273                        151,359
96                                    150,433                        156,446
97                                    211,654                        210,538
Fortis Capital Fund
Average Annual Total Return
                                       1 Year                         5 Year     10 Year    25 Years
Class A*                              +28.18%                        +13.93%     +11.05%     +12.96%
Class A**                             +34.57%                        +15.05%     +11.59%     +13.18%

                        Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                           MGIC Investment Corp.                ELIMINATIONS:
AES Corp.                            Monsanto Co.                         AutoZone, Inc.
Archer-Daniels-Midland Co.           Monterey Resources, Inc.             Ceridian Corp.
Associated Group, Inc. Class A       Mylan Laboratories, Inc.             Columbia/HCA Healthcare Corp.
Baker Hughes, Inc.                   Noble Drilling Corp.                 Computer Associates International,
Camco International, Inc.            Perkin Elmer Corp.                    Inc.
Centocor, Inc.                       Precision Drilling Corp.             News Corp., Ltd. ADR
CMP Media, Inc. Class A              Santa Fe Energy Resources, Inc.      News Corp. Ltd.(The) Preferred ADR
Cognizant Corp.                      Santa Fe International Corp.         Office Depot, Inc.
Costco Companies, Inc.               SmithKline Beecham plc ADR           PacifiCare Health Systems, Inc.
Crown Cork & Seal Company, Inc.      Sterling Commerce, Inc.               Class B
Depuy, Inc.                          Teva Pharmaceutical Industries Ltd.  Costco Co., Inc.
EVI, Inc.                             ADR                                 Scholastic Corp.
Fiserv, Inc.                         Time Warner, Inc.                    Sterling Software, Inc.
Forest Laboratories, Inc.            U.S. Filter Corp.                    360 Communications Co.
Hartford Life, Inc.                  U.S.A. Waste Services, Inc.          United Healthcare Corp.
Ingram Micro, Inc. Class A           Warner-Lambert Co.                   Wal-Mart Stores, Inc.
Interpublic Group of Companies,      Williams Companies, Inc.
 Inc.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 31.5%
Finance Services                      10.0%
Computer-Software                      7.2%
Retail-Specialty                       6.5%
Cash Equivalents/Receivables           6.3%
Drugs                                  6.0%
Business Services                      4.8%
Insurance                              4.6%
Telecommunication Equipment            4.6%
Medical Technology                     4.1%
Telephone Services                     4.0%
Oil and Gas Field Services             3.8%
Electronic-Semiconductor               3.4%
Hotel and Gaming                       3.2%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  American International Group, Inc.                       3.2%
 2.  MBNA Corp.                                               3.0
 3.  Microsoft Corp.                                          3.0
 4.  Home Depot, Inc.                                         2.8
 5.  Fannie Mae                                               2.8
 6.  Kohl's Corp.                                             2.7
 7.  Mylan Laboratories, Inc.                                 2.7
 8.  Medtronic, Inc.                                          2.6
 9.  Archer-Daniels-Midland Co.                               2.4
10.  Green Tree Financial Corp.                               2.4

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +34.10%    +20.79%
Class B sharesDiamond Diamond              +30.50%    +20.10%
Class C SharesDiamond                      +33.92%    +20.80%
Class C SharesDiamond Diamond              +32.92%    +20.80%
Class H sharesDiamond                      +34.13%    +20.80%
Class H sharesDiamond Diamond              +30.53%    +20.11%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS FIDUCIARY FUND

YOUR FIDUCIARY FUND
A MEDLEY OF GROWTH STOCKS

The Fiduciary Fund invests in a mix of large and medium capitalization growth stocks. Companies selected for this portfolio have leading positions in their respective fields with earnings growth rates significantly higher than the average company. While we have concentrated our new purchases in the larger capitalization sector, the fund is well-diversified across industries and economic sectors. During the period under review, we increased the energy weighting while we lightened technology. We continue to overweight financial and health care stocks in the portfolio.

The stock market turned in a generally strong performance during the six months ending August 31, 1997, gaining 14.78 percent as measured by the S&P 500. The Fiduciary Fund provided a total return of 19.68 percent for Class A before sales charge during the same period. For the fiscal year as a whole, the Fiduciary Fund increased 35.08 percent for Class A before sales charge which compares to a slightly larger gain of 40.70 percent for the S&P 500. Very large capitalization stocks continued to lead in performance and are more heavily weighted in the Index as compared to the Fund. In general, these mega-capitalizations stocks do not offer the superior earning growth we are seeking. The general broadening of performance to smaller sectors appears to be beginning to take place. This helped the Fiduciary Fund to outpace the S&P 500 Index in the latest reporting period. We anticipate this broadening to continue in the future, as investors identify underappreciated growth opportunities available in the market.

VALUE OF $10,000 INVESTED JANUARY 2, 1982

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***    FORTIS FIDUCIARY FUND CLASS A
1/2/82                                10,000                            9,430
82                                    10,165                           10,328
83                                    14,625                           16,236
84                                    15,530                           16,073
85                                    18,418                           19,081
86                                    25,582                           28,211
87                                    34,417                           35,819
88                                    28,304                           27,359
89                                    39,348                           39,138
90                                    37,388                           36,786
91                                    47,439                           47,291
92                                    51,208                           52,151
93                                    58,961                           57,667
94                                    62,176                           63,529
95                                    75,507                           77,956
96                                    89,247                           81,217
97                                   125,569                          109,709
Fortis Fiduciary Fund
Average Annual Total Return
                                                                                                        Since
                                      1 Year                           5 Year     10 Year    January 2, 1982@
Class A*                             +28.66%                          +14.91%     +11.30%             +16.52%
Class A**                            +35.08%                          +16.04%     +11.84%             +16.89%

                        Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to March 1, 1992, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public

                  PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                      Interpublic Group of            ELIMINATIONS:                   Promus Hotel Corp.
AES Corp.                       Companies, Inc.                 360 Communications Co.          Quality Dining, Inc.
Andrew Corp. (with rights)      Marine Drilling                 America Online, Inc.            Quicksilver, Inc.
Archer-Daniels-Midland Co.      Companies, Inc.                 AutoZone, Inc.                  Rainforest Cafe, Inc.
Arterial Vascular               McAfee Associates, Inc.         Boston Beer Co. (The), Inc.,    Scholastic Corp.
 Engineering, Inc.              Medpartners, Inc.               Class A                         Shiva Corp.
Associated Group, Inc.          MGIC Investment Corp.           Career Horizons, Inc.           Steris Corp.
 Class A                        Monsanto Co.                    Cascade Communications          Sterling Software, Inc.
Baker Hughes, Inc.              Monterey Resources, Inc.        Corp.                           Summit Medical
Blyth Industries, Inc.          Mylan Laboratories, Inc.        Ceridian Corp.                  Systems, Inc.
BMC Industries, Inc.            Noble Drilling Corp.            Columbia/HCA Healthcare         Sunglass Hut
Camco International, Inc.       North Face, Inc.                Corp.                           International, Inc.
CapStar Hotel Company           Paychex, Inc.                   Computer Associates             Transition Systems, Inc.
Centocor, Inc.                  Pegasus Systems, Inc.           International, Inc.             United Healthcare Corp.
Chicago Miniature Lamp, Inc.    Perkin Elmer Corp.              Costco Co., Inc.                United Waste Systems, Inc.
CMP Media, Inc. Class A         Platinum Technology, Inc.       Cybercash, Inc.                 Wal-Mart Stores, Inc.
Cognizant Corp.                 Precision Drilling Corp.        Gymboree Corp.                  Westell Technologies, Inc.,
COREstaff, Inc.                 Rational Software Corp.         Healthsource, Inc.              Class A
Costco Companies, Inc.          Santa Fe Energy Resources,      HFS, Inc.                       Xylan Corp.
Covance, Inc.                   Inc.                            Idexx Laboratories, Inc.
Cracker Barrel Old Country      Santa Fe International Corp.    Indus Group, Inc.
 Store, Inc.                    Sawtek, Inc.                    Informix Corp.
Crown Cork & Seal               Siebel Systems, Inc.            LCI International, Inc.
 Company, Inc.                  SmithKline Beecham plc ADR      Lernout and Hauspie Speech
Depuy, Inc.                     Snyder Communications, Inc.     Products N.V.
Dollar Tree Stores, Inc.        Star Telecommunications,        Lone Star Steakhouse &
DSP Communications, Inc.        Inc.                            Saloon, Inc.
Envoy Corp.                     Sterling Commerce, Inc.         Mecon, Inc.
EVI, Inc.                       Stolt Comex Seaway, S.A.        MedPartners/Mullikin, Inc.
Falcon Drilling Co.             Stryker Corp.                   MFS Communications
Fiserv, Inc.                    Sykes Enterprises, Inc.         Co., Inc.
Forest Laboratories, Inc.       Tellabs, Inc.                   Mossimo, Inc.
General Nutrition               The Wet Seal, Inc.              National Education Corp.
 Companies, Inc.                Time Warner, Inc.               Network General Corp.
Hall, Kinion &                  U.S. Filter Corp.               News Corp. Ltd. (The)
 Associates, Inc.               U.S.A. Waste Services, Inc.     Preferred ADR
Hartford Life, Inc.             Vantive Corp.                   News Corp., Ltd. ADR
HSN, Inc.                       Veritas Software Corp.          Office Depot, Inc.
Indus International (IINT)      Viking Office Products, Inc.    PacifiCare Health
Ingram Micro, Inc. Class A      Warner-Lambert Co.              Systems, Inc. Class B
International Rectifier Corp.   Williams Companies, Inc.
                                WorldCom, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         20.5%
Computer-Software                             13.2%
Finance Services                              10.1%
Cash Equivalents/Receivables                   9.3%
Health Care Services                           7.8%
Telecommunication-Equipment                    6.3%
Machinery-Oil and Well                         6.0%
Retail-Specialty                               5.9%
Oil-Offshore Drilling                          5.7%
Computer-Communications Equipment              5.4%
Telephone Services                             4.2%
Business Services                              3.6%
Banks                                          2.0%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  WorldCom, Inc.                                           4.2%
 2.  Tellabs, Inc.                                            3.7%
 3.  BMC Software, Inc.                                       3.6%
 4.  Oracle Corp.                                             3.3%
 5.  Franklin Resources, Inc.                                 3.1%
 6.  Petroluem Geo-Services ADR                               3.1%
 7.  Cisco Systems, Inc.                                      3.0%
 8.  Microsoft Corp.                                          3.0%
 9.  Solectron Corp.                                          2.7%
10.  Oxford Health Plans, Inc.                                2.4%

CLASS B, C, H AND Z AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +26.02%    +20.14%
Class B sharesDiamond Diamond              +22.42%    +19.45%
Class C SharesDiamond                      +25.98%    +20.13%
Class C SharesDiamond Diamond              +24.98%    +20.13%
Class H sharesDiamond                      +26.05%    +20.15%
Class H sharesDiamond Diamond              +22.45%    +19.46%
Class Z shares                             +27.34%    +18.87%++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, H and Z) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase. Class Z has no sales charge or CDSC.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public
             ++ Since March 1, 1996 -- Date shares were first offered to the public

FORTIS GROWTH FUND

YOUR GROWTH FUND
MEDIUM-SIZED COMPANIES POISED TO BE TOMORROW'S LEADERS

We are pleased to report that the Growth Fund produced a return of 27.01 percent for Class A before sales charge for the fiscal year ended August 31, 1997. Nevertheless, this return was disappointingly below that of the major stock market indices. While the Growth Fund invests mainly in strongly growing mid-sized companies, the market's leadership throughout most of the period under review was among the very large, multi-national companies.

A wide range of holdings made positive contributions to portfolio performance during the year, especially from the areas of technology, oil and gas services, financial services and specialty retailing. Our largest number of holdings remains in the broad area of technology. The inherent volatility of those stocks played out on the downside in the mid-February to late May period and strongly on the upside in the subsequent three months. Our holdings of companies serving the oil and gas exploration and production business expanded significantly during the year, much to the benefit of portfolio performance. On the negative side, certain technology, health care and consumer spending-related company stocks proved disappointing during the year.

OUTLOOK

Our outlook for the coming year continues to be based on very positive economic fundamentals. The economy continues to grow without signs of overheating, corporate profits remain strong, inflation remains benign and interest rates seem to be contained within a fairly narrow range. The main wild card in our outlook for stock prices is the market itself. The long upward move in the stock market has pushed valuations toward, although still below, historically high levels. Nevertheless, normal, periodic corrections should contain the downside in the market as long as the favorable economic factors referred to above remain intact.

VALUE OF $10,000 INVESTED SEPTEMBER 1, 1972

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***    FORTIS GROWTH FUND CLASS A
9/1/72                                 10000                          10198
73                                      9667                           7723
74                                      6963                           5915
75                                      8781                           7283
76                                     10813                           8419
77                                     10620                           8880
78                                     11946                          12968
79                                     13334                          15378
80                                     15752                          22172
81                                     16584                          26530
82                                     17133                          30213
83                                     24651                          47584
84                                     26177                          45445
85                                     31046                          50793
86                                     43120                          74090
87                                     58012                          95381
88                                     47709                          69569
89                                     66324                         106205
90                                     63020                          98305
91                                     79962                         139166
92                                     86314                         145738
93                                     99383                         178798
94                                    104802                         172055
95                                    127273                         218371
96                                    150433                         227313
97                                    211654                         288699
Fortis Growth Fund
Average Annual Total Return
                                      1 Year                         5 Year     10 Year     25 Year
Class A*                             +20.97%                        +13.54%     +11.17%     +14.40%
Class A**                            +27.01%                        +14.65%     +11.71%     +14.62%

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a higher sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.

PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                                          ELIMINATIONS:
American Express Co.                                Advanta Corp., Class B
Banc One Corp.                                      America Online, Inc.
BioChem Pharma, Inc.                                Barnes & Noble, Inc.
Boston Scientific Corp.                             Cascade Communications Corp.
Callaway Golf Co.                                   First USA, Inc.
Cooper Cameron Corp.                                FORE Systems, Inc.
Danka Business Systems plc ADR                      Informix Corp.
Diamond Offshore Drilling, Inc.                     LCI International, Inc.
Dollar Tree Stores, Inc.                            Lone Star Steakhouse & Saloon, Inc.
Dresser Industries, Inc.                            MFS Communications Co., Inc.
ENSCO International, Inc.                           MedPartners/Mullikin, Inc.
Falcon Drilling Co.                                 Mercury Finance Co.
Fannie Mae                                          Outback Steakhouse, Inc.
Genzyme Corp Tissue Corp.                           PacifiCare Health Systems, Inc. Class B
Healthsouth Corp.                                   Paging Network, Inc.
MBNA Corp.                                          Scholastic Corp.
Medpartners, Inc.                                   Sterling Software, Inc.
Medtronic, Inc. (and rights)                        Sunglass Hut International, Inc.
Noble Drilling Corp.                                U.S. Robotics Corp.
Schlumberger Ltd.                                   Wal-Mart Stores, Inc.
Smith International, Inc.
Sterling Commerce, Inc.
Transocean Offshore, Inc.
U.S. Filter Corp.
West Marine, Inc.
Wisconsin Central Transportation Corp.

PORTFOLIO COMPOSITION BY INDUSTRY
AS OF 8/31/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         16.4%
Computer-Software                             15.2%
Business Services                             14.2%
Cash Equivalents/Receivables                   9.7%
Retail-Specialty                               8.6%
Telephone Services                             8.1%
Health Care Services                           7.4%
Machinery-Oil and Well                         5.8%
Computer-Communications Equipment              3.9%
Telecommunication Equipment                    3.9%
Waste Disposal                                 3.7%
Restaurants and Franchising                    3.1%

TOP 10 HOLDINGS AS OF 8/31/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  U.S.A. Waste System, Inc.                                3.7%
 2.  Acxiom Corp.                                             3.2%
 3.  Petroleum Geo-Services ADR                               3.1%
 4.  Input/Output, Inc.                                       2.7%
 5.  Fastenal Co.                                             2.7%
 6.  Parametric Technology Corp.                              2.3%
 7.  Cisco Systems, Inc.                                      2.0%
 8.  Bed, Bath & Beyond, Inc.                                 1.9%
 9.  Ascend Communications, Inc.                              1.9%
10.  Intermedia Communications, Inc.                          1.8%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                      Since
                                          1 Year    Inception+
--------------------------------------------------------------
Class B sharesDiamond                      -8.38%     +13.27%
Class B sharesDiamond Diamond             -11.64%     +12.50%
Class C sharesDiamond                      -8.38%     +13.30%
Class C sharesDiamond Diamond              -9.30%     +13.30%
Class H sharesDiamond                      -8.38%     +13.30%
Class H sharesDiamond Diamond             -11.64%     +12.53%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on August 31, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL APPRECIATION PORTFOLIO

YOUR CAPITAL APPRECIATION PORTFOLIO
OPPORTUNITY THROUGH AMERICA'S ENTREPRENEURS

The past year has been very difficult for funds that invest primarily in smaller, emerging high-growth companies. The overall market focus moved dramatically away from smaller companies and almost solely toward large, well-known moderate growth companies. This trend finally started to reverse in May, when the fund appreciated 19 percent in one month versus a rise of only 6 percent in the major market index. The fund performance was -7.89 percent for Class A before sales charge in the fiscal year ending August 31, 1997, compared to the S & P 500 performance of 40.70 percent.

MORE DIVERSITY ADDED

While we continued the basic strategy of investing in smaller, high growth companies, we attempted to minimize the market's negative impact by carrying a reasonable amount of cash and later putting much of the excess back into the shares of extremely depressed opportunities. We also broadened the fund through the addition of more names, and a moderate upgrading in company size and liquidity.

The portfolio primarily searches for individual companies with the potential for substantial long-term growth. Industries represented in the fund include specialty retail, employee outsourcing, teleservice outsourcing, emerging telephone companies, telecom equipment manufacturing, computer software, health care, business services, and energy services.

VOLATILITY IS PART OF SMALL-COMPANY MARKET

We want shareholders to understand that investing in smaller companies can be more volatile over the short term. This is often a result of these companies' higher relative valuations. It appears that a substantial portion of this higher relative valuation has been removed over the past nine or 10 months. We continue to believe that investors with patience and a longer term horizon should be rewarded by the capital appreciation of some of the leading growth companies of the future.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   FORTIS CAPITAL APPRECIATION
                                                            PORTFOLIO
                                   S&P 500***                CLASS A
1/4/88                                  10,000                              9,525
88                                      10,868                             10,373
89                                      15,109                             14,853
90                                      14,356                             14,329
91                                      18,216                             18,634
92                                      19,663                             18,685
93                                      22,640                             25,415
94                                      23,875                             23,730
95                                      28,994                             33,294
96                                      34,270                             38,024
97                                      48,217                             35,023
Fortis Capital Appreciation
Portfolio
Average Annual Total Return
                                                                                              Since
                                        1 Year                             5 Year  January 4, 1988@
Class A*                               -12.27%                            +12.29%           +13.86%
Class A**                               -7.89%                            +13.39%           +14.43%

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

                  PORTFOLIO CHANGES FOR THE YEAR ENDED 8/31/97

ADDITIONS:                    Indus International (IINT)    U.S.A. Waste Services, Inc.   Lernout and Hauspie Speech
Andrew Corp. (with rights)    International Rectifier       Vantive Corp.                 Products N.V.
Arterial Vascular             Corp.                         Veritas Software Corp.        Lone Star Steakhouse &
Engineering, Inc.             Marine Drilling Companies,    Viking Office Products, Inc.  Saloon, Inc.
BMC Industries, Inc.          Inc.                          The Wet Seal, Inc.            MFS Communications Co., Inc.
Blyth Industries, Inc.        McAfee Associates, Inc.       WorldCom, Inc.                Mecon, Inc.
Camco International, Inc.     Medpartners, Inc.                                           MedPartners/Mullikin, Inc.
Chicago Miniature Lamp, Inc.  North Face, Inc.              ELIMINATIONS:                 Mossimo, Inc.
COREstaff, Inc.               Paychex, Inc.                 America Online, Inc.          National Education Corp.
Covance, Inc.                 Pegasus Systems, Inc.         Boston Beer Co. (The), Inc.,  Network General Corp.
Cracker Barrel Old Country    Platinum Technology, Inc.     Class A                       Quality Dining, Inc.
Store, Inc.                   Rational Software Corp.       Career Horizons, Inc.         Quicksilver, Inc.
DSP Communications, Inc.      Sawtek, Inc.                  Cascade Communications Corp.  Rainforest Cafe, Inc.
Dollar Tree Stores, Inc.      Siebel Systems, Inc.          Cybercash, Inc.               Shiva Corp.
Envoy Corp.                   Snyder Communications, Inc.   Gymboree Corp.                Summit Medical Systems, Inc.
Falcon Drilling Co.           Star Telecommunications,      Healthsource, Inc.            Sunglass Hut International,
Fiserv, Inc.                  Inc.                          Idexx Laboratories, Inc.      Inc.
General Nutrition Companies,  Stolt Comex Seaway, S.A.      Indus Group, Inc.             Transition Systems, Inc.
Inc.                          Stryker Corp.                 Informix Corp.                United Waste Systems, Inc.
HSN, Inc.                     Sykes Enterprises, Inc.                                     Westell Technologies, Inc.,
Hall, Kinion & Associates,    Tellabs, Inc.                                               Class A
Inc.

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO
Schedule of Investments
August 31, 1997

COMMON STOCKS-49.75%

--------------------------------------------------------------------------------
                                                                                                       Market
   Shares                                                                            Cost (b)         Value (c)
   -------                                                                         -------------    -------------
               ADVERTISING-PUBLIC RELATIONS-0.11%
    4,100      Interpublic Group of Companies, Inc..............................   $     196,062    $     199,875
                                                                                   -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.68%
   19,000      Magna International, Inc. Class A (h)............................         859,729        1,258,750
                                                                                   -------------    -------------
               BANKS-1.27%
   22,000      Banc One Corp....................................................         848,687        1,179,750
   23,000      Union Planters Corp. (h).........................................         798,322        1,178,750
                                                                                   -------------    -------------
                                                                                       1,647,009        2,358,500
                                                                                   -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-1.02%
   13,000      Amgen, Inc. (a)..................................................         723,457          644,312
   28,000      Centocor, Inc. (a)...............................................         984,374        1,256,500
                                                                                   -------------    -------------
                                                                                       1,707,831        1,900,812
                                                                                   -------------    -------------
               BUSINESS SERVICES AND SUPPLIES-1.59%
   22,134      First Data Corp..................................................         500,041          908,877
   33,600      Fiserv, Inc. (a).................................................       1,287,473        1,512,000
   19,000      Ingram Micro, Inc. Class A (a) (h)...............................         377,028          546,250
                                                                                   -------------    -------------
                                                                                       2,164,542        2,967,127
                                                                                   -------------    -------------
               CHEMICALS-0.64%
   27,000      Monsanto Co......................................................       1,116,294        1,186,312
                                                                                   -------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-0.65%
   16,000      Cisco Systems, Inc. (a)..........................................         191,397        1,206,000
                                                                                   -------------    -------------
               COMPUTER-SOFTWARE-2.71%
   11,700      Microsoft Corp. (a)..............................................         249,257        1,546,594
   39,900      Oracle Corp. (a) (h).............................................         118,171        1,521,187
   59,978      Sterling Commerce, Inc. (a)......................................         813,216        1,983,023
                                                                                   -------------    -------------
                                                                                       1,180,644        5,050,804
                                                                                   -------------    -------------
               CONTAINERS AND PACKAGING-0.47%
   17,100      Crown Cork & Seal Company, Inc. (h)..............................         791,714          869,962
                                                                                   -------------    -------------
               DRUGS-3.33%
   16,000      Abbott Laboratories..............................................         727,120          959,000
   31,200      Forest Laboratories, Inc. (a) (h)................................       1,174,069        1,281,150
   10,000      Lilly (Eli) & Co., Inc...........................................         640,344        1,046,250
   56,000      Mylan Laboratories, Inc. (h).....................................       1,022,978        1,190,000
   13,400      Teva Pharmaceutical Industries Ltd.
                 ADR (h)........................................................         663,006          701,825
    8,000      Warner-Lambert Co................................................         813,956        1,016,500
                                                                                   -------------    -------------
                                                                                       5,041,473        6,194,725
                                                                                   -------------    -------------
               ELECTRICAL EQUIPMENT-0.71%
   21,200      General Electric Co..............................................         936,634        1,325,000
                                                                                   -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.02%
   19,000      Intel Corp.......................................................         450,223        1,750,375
   27,300      Motorola, Inc....................................................       1,128,863        2,003,137
                                                                                   -------------    -------------
                                                                                       1,579,086        3,753,512
                                                                                   -------------    -------------
               FINANCE SERVICES-4.38%
   71,000      Fannie Mae.......................................................       1,847,316        3,124,000
   32,000      Green Tree Financial Corp. (h)...................................         404,480        1,406,000
   42,000      MBNA Corp........................................................         401,035        1,614,375

                                                                                                       Market
   Shares                                                                            Cost (b)         Value (c)
   -------                                                                         -------------    -------------
   40,000      MGIC Investment Corp. (h)........................................   $   1,348,608    $   2,012,500
                                                                                   -------------    -------------
                                                                                       4,001,439        8,156,875
                                                                                   -------------    -------------
               FOOD-1.88%
   58,550      Archer-Daniels-Midland Co........................................       1,220,801        1,266,144
   19,200      ConAgra, Inc. (h)................................................         835,149        1,234,800
   24,000      Heinz (H.J.) Co..................................................         766,680          999,000
                                                                                   -------------    -------------
                                                                                       2,822,630        3,499,944
                                                                                   -------------    -------------
               HEALTH CARE SERVICES-0.59%
   16,500      Cardinal Health, Inc. (h)........................................         781,880        1,093,125
                                                                                   -------------    -------------
               HOTEL AND GAMING-0.94%
   44,000      Mirage Resorts, Inc. (a).........................................         501,600        1,179,750
   17,000      Sun International Hotels Ltd. (a) (h)............................         843,144          571,625
                                                                                   -------------    -------------
                                                                                       1,344,744        1,751,375
                                                                                   -------------    -------------
               INSURANCE-2.92%
   40,500      American International Group, Inc................................       2,741,083        3,822,187
   43,000      Hartford Life, Inc...............................................       1,400,569        1,604,437
                                                                                   -------------    -------------
                                                                                       4,141,652        5,426,624
                                                                                   -------------    -------------
               MACHINERY-OIL AND WELL-0.57%
   25,000      Baker Hughes, Inc................................................       1,076,413        1,059,375
                                                                                   -------------    -------------
               MEDICAL TECHNOLOGY-1.97%
   19,000      Boston Scientific Corp. (a) (h)..................................         821,898        1,339,500
   14,700      Depuy, Inc. (a)..................................................         257,250          339,937
   22,000      Medtronic, Inc. (and rights).....................................         492,656        1,988,250
                                                                                   -------------    -------------
                                                                                       1,571,804        3,667,687
                                                                                   -------------    -------------
               NATURAL GAS TRANSMISSIONS-0.30%
   12,000      Williams Companies, Inc. (h).....................................         558,986          558,750
                                                                                   -------------    -------------
               OIL AND GAS FIELD SERVICES-2.80%
   16,500      Camco International, Inc.........................................         716,862        1,136,437
   24,500      Precision Drilling Corp. (a) (h).................................         900,863        1,341,375
   36,000      Schlumberger Ltd.................................................       1,672,011        2,742,750
                                                                                   -------------    -------------
                                                                                       3,289,736        5,220,562
                                                                                   -------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-1.48%
   40,600      Nuevo Energy Co. (a).............................................       1,590,500        2,062,988
   62,000      Santa Fe Energy Resources, Inc. (a)..............................         513,002          685,875
                                                                                   -------------    -------------
                                                                                       2,103,502        2,748,863
                                                                                   -------------    -------------
               OIL-OFFSHORE DRILLING-0.36%
   15,000      Santa Fe International Corp. (a).................................         445,350          671,250
                                                                                   -------------    -------------
               POLLUTION CONTROL-0.99%
   51,000      U.S. Filter Corp. (a) (h)........................................       1,579,200        1,836,000
                                                                                   -------------    -------------
               PRECISION INSTRUMENTS-TEST, RESEARCH-0.30%
    7,500      Perkin Elmer Corp................................................         593,047          555,000
                                                                                   -------------    -------------
               PUBLISHING-0.65%
    5,100      CMP Media, Inc. Class A (a) (h)..................................         112,200          136,425
   21,000      Time Warner, Inc.................................................         981,750        1,081,500
                                                                                   -------------    -------------
                                                                                       1,093,950        1,217,925
                                                                                   -------------    -------------
               RAILROAD AND RAILROAD EQUIPMENT-0.43%
   48,000      Tranz Rail Holdings Ltd. ADR (h).................................         864,000          807,000
                                                                                   -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1997

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                                       Market
   Shares                                                                            Cost (b)         Value (c)
   -------                                                                         -------------    -------------
               RETAIL-DEPARTMENT STORES-1.81%
   49,000      Kohl's Corp. (a).................................................   $     957,074    $   3,377,938
                                                                                   -------------    -------------
               RETAIL-SPECIALTY-3.21%
   81,000      Costco Companies, Inc. (a).......................................       1,211,625        2,921,063
   59,800      CUC International, Inc. (a) (h)..................................         704,345        1,405,300
   34,800      Home Depot, Inc..................................................         440,720        1,642,125
                                                                                   -------------    -------------
                                                                                       2,356,690        5,968,488
                                                                                   -------------    -------------
               TELECOMMUNICATION EQUIPMENT-2.28%
    7,200      Associated Group, Inc. Class A (a)...............................         403,200          523,800
   43,400      Ericsson (L.M.) Telephone Co. Class B ADR........................         499,931        1,809,238
   32,000      Tellabs, Inc.(a).................................................         646,592        1,910,000
                                                                                   -------------    -------------
                                                                                       1,549,723        4,243,038
                                                                                   -------------    -------------
               TELEPHONE SERVICES-2.13%
   65,000      AirTouch Communications, Inc. (a)................................       1,685,363        2,197,813
   59,016      WorldCom, Inc. (a) (h)...........................................         347,181        1,766,792
                                                                                   -------------    -------------
                                                                                       2,032,544        3,964,605
                                                                                   -------------    -------------
                                                                                                       Market
   Shares                                                                            Cost (b)         Value (c)
   -------                                                                         -------------    -------------
               TOBACCO-1.27%
   54,000      Philip Morris Companies, Inc.....................................   $   1,936,964    $   2,355,750
                                                                                   -------------    -------------
               TOYS-1.23%
   68,488      Mattel, Inc. (h).................................................         643,894        2,290,068
                                                                                   -------------    -------------
               UTILITIES-ELECTRIC-1.41%
   53,800      AES Corp. (a) (h)................................................       1,348,326        1,990,600
   40,100      Tucson Electric Power Co. (a) (h)................................         669,426          639,094
                                                                                   -------------    -------------
                                                                                       2,017,752        2,629,694
                                                                                   -------------    -------------
               WASTE DISPOSAL-0.65%
   29,000      U.S.A. Waste Services, Inc. (a)(h)...............................       1,036,088        1,218,000
                                                                                   -------------    -------------
               TOTAL COMMON STOCKS..............................................   $  56,211,477    $  92,589,315
                                                                                   -------------    -------------
                                                                                   -------------    -------------

ASSET BACKED SECURITIES-11.21%

--------------------------------------------------------------------------------
                                                                         Standard
                                                                         & Poor's
    Principal                                                             Rating                           Market
     Amount                                                             (Unaudited)      Cost (b)         Value (c)
   -----------                                                         -------------   -------------    -------------
                   COMMERCIAL LOANS-6.48%
   $  917,745      DLJ Mortgage Acceptance Corp., 7.28% Ser 1996-CF1
                     Class A-1A 3-13-2028 (f)........................          AAA     $     924,555    $     936,853
    1,250,000      First Union Lehman Brothers Commercial Mortgage,
                     7.30% Ser 1997-C1 Class A2 12-18-2006...........         Aaa*         1,262,869        1,284,180
      650,068      GS Mortgage Securities Corp. II Protective Life,
                     7.02% Ser 1996-PL Class A1 3-1-2026.............         Aaa*           650,027          655,680
    1,932,837      J.P. Morgan Commercial Mortgage Finance Corp.,
                     6.47% Ser 1996-C2 Class A 11-25-2027............          AAA         1,856,017        1,911,924
      913,286      Merrill Lynch Mortgage Investors, Inc., 6.7887%
                     Variable Rate Ser 1995-C3 Class A1 12-26-2025...          AAA           921,746          921,387
      700,000      Midland Realty Acceptance Corp., 7.76% Ser 1996-C1
                     Class B 7-25-2008...............................           AA           706,638          734,918
    1,000,000      Morgan Stanley Capital I, Inc., 7.27% Ser
                     1997-HF1Class A2 1-15-2007 (f)..................         Aaa*         1,017,596        1,016,250
      850,000      Morgan Stanley Capital I, Inc., 7.3773% Ser
                     1996-WF1 Class A3 8-15-2006 (f).................         Aaa*           866,723          878,023
    1,750,000      Mortgage Capital Funding, Inc., 7.90% Ser 1996-MC1
                     Class B 2-15-2006...............................          AA+         1,766,532        1,853,862
      470,000      Nationslink Funding Corp., 7.515% Ser 1996-1 Class
                     A2 7-20-2005....................................          AAA           470,529          486,230
    1,336,589      Nationslink Funding Corp., 7.533% Ser 1996-1 Class
                     A1 9-20-2002....................................          AAA         1,347,686        1,378,827
                                                                                       -------------    -------------
                                                                                          11,790,918       12,058,134
                                                                                       -------------    -------------
                   HOUSING-0.41%
      750,000      Money Store (The) Home Improvement Trust, 7.41%
                     Ser 1997-1 Class M1 5-15-2017...................           AA           753,037          759,967
                                                                                       -------------    -------------
                   MANUFACTURED HOMES-0.82%
    1,500,000      Green Tree Financial Corp., 7.65% Sr Sub Pass Thru
                     Certificate Ser 1994-1 Class A5 4-15-2019.......         Aa2*         1,494,141        1,530,450
                                                                                       -------------    -------------
                   MULTI-FAMILY LOANS-1.65%
    1,500,000      DLJ Mortgage Acceptance Corp., 8.50% Multifamily
                     Mtg Pass Thru Certificate Ser 1994-MF4 Class A2
                     4-18-2001.......................................            A         1,523,124        1,564,995
    1,000,000      DLJ Mortgage Acceptance Corp., 8.80% Multifamily
                     Mtg Pass Thru Certificate Ser 1993-MF12 Class B1
                     9-18-2003.......................................           NR           982,500        1,060,190
      397,690      Fund America Structured Transactions, L.P.,
                     Collateralized Note, 8.231% Ser 1996-1 Class A
                     Principal Only 1-1-2033 (g) (i).................        Baa3*           292,939          299,635
      198,845      Fund America Structured Transactions, L.P.,
                     Collateralized Note, 8.7625% Ser 1996-1 Class A
                     Principal Only 1-1-2033 (g) (i).................        Baa3*           150,538          149,817
                                                                                       -------------    -------------
                                                                                           2,949,101        3,074,637
                                                                                       -------------    -------------

--------------------------------------------------------------------------------

                                                                         Standard
                                                                         & Poor's
    Principal                                                             Rating                           Market
     Amount                                                             (Unaudited)      Cost (b)         Value (c)
   -----------                                                         -------------   -------------    -------------
                   RAILROAD AND RAILROAD EQUIPMENT-0.50%
   $  910,000      Railcar Leasing L.L.C., 7.125% Ser 1997-1 Class A2
                     1-15-2013 (f)...................................          AAA     $     908,164    $     919,356
                                                                                       -------------    -------------
                   WHOLE LOAN RESIDENTIAL-1.35%
      984,032      Mid-State Trust 7.54% Ser 6 Class A3 7-1-2035.....           AA           983,418        1,004,894
    1,495,251      PNC Mortgage Securities Corp., 7.50% Ser 1997
                     Class 2PP1 7-25-2027............................          AAA         1,491,752        1,509,567
                                                                                       -------------    -------------
                                                                                           2,475,170        2,514,461
                                                                                       -------------    -------------
                   TOTAL ASSET BACKED SECURITIES.....................                  $  20,370,531    $  20,857,005
                                                                                       -------------    -------------
                                                                                       -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-9.75%

--------------------------------------------------------------------------------
                                                                                        Standard
                                                                                        & Poor's
    Principal                                                                            Rating                           Market
     Amount                                                                            (Unaudited)      Cost (b)         Value (c)
   -----------                                                                        -------------   -------------    -------------
                   AEROSPACE AND EQUIPMENT-0.28%
   $  500,000      Lockheed Martin Corp., 7.65% Deb 5-1-2016........................         BBB+     $     502,877    $     516,741
                                                                                                      -------------    -------------
                   AIRLINES-0.27%
      500,000      Federal Express Corp., 7.50% 1997-A Pass Thru Certificate
                     1-15-2018......................................................          AAA           500,000          506,010
                                                                                                      -------------    -------------
                   BANKS-0.94%
      750,000      Bank Austria AG, 7.25% Sub Note 2-15-2017 (i)....................          AAA           748,593          749,695
      500,000      Republic NY Capital I, 7.75% 11-15-2026..........................           NR           487,553          501,642
      500,000      St. Paul Bancorp, Inc., 7.125% Sr Note 2-15-2004.................         BBB-           497,830          496,452
                                                                                                      -------------    -------------
                                                                                                          1,733,976        1,747,789
                                                                                                      -------------    -------------
                   BROKERAGE AND INVESTMENT-1.08%
      500,000      Bear Stearns Capital Trust I, 7.00% Variable Rate Bond
                     1-15-2027......................................................           NR           499,711          500,311
    1,000,000      Lehman Brothers Holdings, 7.375% Sr Note 5-15-2004...............        Baa1*           996,191        1,015,236
      500,000      Salomon, Inc., 6.75% Sr Note 2-15-2003...........................          BBB           499,173          493,266
                                                                                                      -------------    -------------
                                                                                                          1,995,075        2,008,813
                                                                                                      -------------    -------------
                   BUILDING MATERIALS-0.27%
      500,000      Owens-Corning, 7.00% Medium Term Note 5-15-2000..................         BBB-           500,000          504,318
                                                                                                      -------------    -------------
                   CHEMICALS-0.52%
    1,000,000      Lyondell Petrochemical, 7.55% Deb 2-15-2026......................         BBB-           946,247          978,702
                                                                                                      -------------    -------------
                   CONSUMER FINANCE-0.40%
      750,000      Beneficial Corp., 6.33% Medium Term Note 12-18-2000..............            A           743,551          745,730
                                                                                                      -------------    -------------
                   ENERGY-0.56%
      500,000      NGC Corp. Capital Trust, 8.316% 6-1-2027 (i).....................          BBB           500,000          527,773
      500,000      NGC Corp., 7.625% Deb 10-15-2026.................................         BBB+           497,629          508,113
                                                                                                      -------------    -------------
                                                                                                            997,629        1,035,886
                                                                                                      -------------    -------------
                   FINANCE COMPANIES-0.27%
      500,000      Homeside Lending, Inc., 6.875% Medium Term Note 6-30-2002........        Baa2*           499,840          500,329
                                                                                                      -------------    -------------
                   FOREIGN-GOVERNMENT-0.27%
      500,000      Poland (Republic of), 7.125% Yankee Bond 7-1-2004................        Baa3*           497,501          501,934
                                                                                                      -------------    -------------
                   FOREIGN-GOVERNMENT AGENCIES-0.42%
      750,000      Quebec (Province of), 7.50% Yankee Bond 7-15-2002................           A+           772,993          774,502
                                                                                                      -------------    -------------
                   FOREST PRODUCTS-0.36%
      600,000      Georgia-Pacific Corp., 9.625% Deb 3-15-2022......................         BBB-           616,932          670,051
                                                                                                      -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1997

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                                        Standard
                                                                                        & Poor's
    Principal                                                                            Rating                           Market
     Amount                                                                            (Unaudited)      Cost (b)         Value (c)
   -----------                                                                        -------------   -------------    -------------
                   MEDIA-0.87%
   $  500,000      News America Holdings, 7.50% Sr Note 3-1-2000....................          BBB     $     506,102    $     512,654
    1,000,000      News America Holdings, 8.875% Deb 4-26-2023......................          BBB         1,027,214        1,106,554
                                                                                                      -------------    -------------
                                                                                                          1,533,316        1,619,208
                                                                                                      -------------    -------------
                   MISCELLANEOUS-0.30%
      500,000      New York (City of), 10.00% General Obligation Taxable Bond Fiscal
                     1991 Ser D 8-1-2005............................................         BBB+           475,218          563,121
                                                                                                      -------------    -------------
                   NATURAL GAS TRANSMISSIONS-0.41%
      750,000      Tennessee Gas Pipeline, 7.50% Bond 4-1-2017......................          BBB           738,133          763,322
                                                                                                      -------------    -------------
                   RAILROAD AND RAILROAD EQUIPMENT-0.48%
      850,000      CSX Corp., 7.90% Deb 5-1-2017 (i)................................          BBB           849,510          898,291
                                                                                                      -------------    -------------
                   REAL ESTATE-INVESTMENT TRUST-0.28%
      500,000      Meditrust, 7.82% Note 9-10-2026..................................         BBB-           523,388          520,836
                                                                                                      -------------    -------------
                   SUPRANATIONAL-0.54%
    1,000,000      Corp Andina De Fomento, 7.10% Yankee Bond 2-1-2003...............         BBB+           999,463        1,009,707
                                                                                                      -------------    -------------
                   TELECOMMUNICATIONS-0.54%
    1,000,000      360 Communications Co., 7.50% Sr Note 3-1-2006...................         BBB-           997,935        1,012,015
                                                                                                      -------------    -------------
                   TELEPHONE SERVICES-0.28%
      500,000      GTE Corp., 7.51% Note 4-1-2009...................................            A           496,029          521,657
                                                                                                      -------------    -------------
                   UTILITIES-ELECTRIC-0.41%
      750,000      Texas Utilities Electric Capital V, 8.175% 1-30-2037.............          BBB           750,000          755,655
                                                                                                      -------------    -------------
                   TOTAL CORPORATE BONDS - INVESTMENT GRADE.........................                  $  17,669,613    $  18,154,617
                                                                                                      -------------    -------------
                                                                                                      -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-6.48%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                           Market
    Amount                                                     (Unaudited)      Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
               BROADCASTING-0.28%
   $500,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                 Sub Note 9-30-2005.........................            B     $     500,000    $     520,000
                                                                              -------------    -------------
               CABLE TELEVISION-1.25%
    500,000    Australis Media Ltd., 14.00% Sr Sub Disc Note
                 5-15-2003 (Zero coupon through 5-15-2000,
                 thereafter 15.75%) (e).....................         CCC-           364,215          412,500
    500,000    Cablevision Systems Corp., 10.50% Sr Sub Deb
                 5-15-2016..................................          BB-           507,410          562,500
    527,500    Falcon Holding Group, L.P., 11.00% Sr Sub
                 Note Ser B 9-15-2003 (Interest is
                 Payable-in-Kind)...........................           NR           524,346          521,289
    500,000    Telewest Communications plc, 9.625% Yankee
                 Deb 10-1-2006..............................           B+           515,591          517,500
    500,000    Wireless One, Inc., 13.00% Sr Note
                 10-15-2003.................................           B-           489,545          306,875
                                                                              -------------    -------------
                                                                                  2,401,107        2,320,664
                                                                              -------------    -------------
               COMPUTER-HARDWARE-0.30%
    500,000    Unisys Corp., 11.75% Sr Note 10-15-2004......           B+           542,992          550,625
                                                                              -------------    -------------
               ENERGY-0.27%
    500,000    Energy Corp. of America, 9.50% Sr Sub Note
                 5-15-2007 (i)..............................            B           500,000          495,000
                                                                              -------------    -------------
               FOOD-MISCELLANEOUS-0.29%
    500,000    Envirodyne Industries, Inc., 12.00% First
                 Priority Sr Secured Note 6-15-2000.........           B+           500,000          546,250
                                                                              -------------    -------------
               HEALTH CARE SERVICES-0.29%
    500,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                 3-1-2005...................................           B+           531,347          547,500
                                                                              -------------    -------------
               HOTEL AND MOTEL-0.28%
    500,000    HMH Properties, Inc., 9.50% Sr Note
                 5-15-2005..................................          BB-           522,350          520,000
                                                                              -------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                           Market
    Amount                                                     (Unaudited)      Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
               HOUSING-0.29%
   $500,000    MDC Holdings, Inc., 11.125% Note
                 12-15-2003.................................           B+     $     526,582    $     542,500
                                                                              -------------    -------------
               LEISURE TIME-AMUSEMENTS-0.80%
    500,000    Speedway Motorsports, Inc., 8.50% Sr Sub Note
                 8-15-2007 (f)..............................           B+           504,362          501,250
    500,000    Station Casinos, Inc., 10.125% Sr Sub Note
                 3-15-2006..................................           B+           504,302          498,750
    500,000    Trump Atlantic City Associates Funding, Inc.,
                 11.25% First Mtg Bond 5-1-2006.............          BB-           500,000          487,500
                                                                              -------------    -------------
                                                                                  1,508,664        1,487,500
                                                                              -------------    -------------
               PUBLISING-0.30%
    500,000    Petersen Publishing Co. LLC, 11.125% Sr Sub
                 Note 11-15-2006............................           NR           562,089          561,250
                                                                              -------------    -------------
               STEEL AND IRON-0.29%
    500,000    AK Steel Corp., 10.75% Sr Note 4-1-2004......          BB-           544,888          541,250
                                                                              -------------    -------------
               TELECOMMUNICATIONS-1.27%
    500,000    Dobson Communications Corp., 11.75% Sr Note
                 4-15-2007..................................           NR           475,419          487,500
    500,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006...           NR           488,178          485,000
    500,000    Paging Network, Inc., 10.125% Sr Sub Note
                 8-1-2007...................................            B           520,345          506,250
    500,000    Phonetel Technologies, 12.00% Sr Note
                 12-15-2006.................................           B-           501,229          507,500
    500,000    Teleport Communications, 9.21% Sr Disc Note
                 7-1-2007 (Zero coupon until 7-1-2001,
                 thereafter 11.125%) (e)....................            B           335,008          372,500
                                                                              -------------    -------------
                                                                                  2,320,179        2,358,750
                                                                              -------------    -------------
               TEXTILE MANUFACTURING-0.28%
    500,000    Pillowtex Corp., 10.00% Sr Sub Note
                 11-15-2006.................................           NR           526,698          530,000
                                                                              -------------    -------------
               TRANSPORTATION-0.29%
    500,000    Greyhound Lines, Inc., 11.50% Sr Note
                 4-15-2007..................................           NR           541,069          536,250
                                                                              -------------    -------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $  12,027,965    $  12,057,539
                                                                              -------------    -------------
                                                                              -------------    -------------

U.S. GOVERNMENT SECURITIES-18.68%

--------------------------------------------------------------------------------
    Principal                                                                                              Market
     Amount                                                                              Cost (b)         Value (c)
   -----------                                                                         -------------    -------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.96%
                   MORTGAGE BACKED SECURITIES:
   $  700,370      6.50% 1998 (j)...................................................   $     691,615    $     690,302
    2,535,296      6.50% 2010.......................................................       2,514,480        2,498,851
    3,717,623      7.00% 2025.......................................................       3,658,009        3,669,989
      474,006      7.50% 2026.......................................................         470,274          478,450
    1,489,405      8.00% 2025.......................................................       1,511,979        1,530,364
      194,537      9.00% 2016-2021..................................................         191,996          206,331
                                                                                       -------------    -------------
                                                                                           9,038,353        9,074,287
                                                                                       -------------    -------------
                   NOTES:
    2,000,000      6.85% 2000.......................................................       2,000,000        2,011,462
                                                                                       -------------    -------------
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION......................      11,038,353       11,085,749
                                                                                       -------------    -------------
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.13%
                   MORTGAGE BACKED SECURITIES:
    1,952,200      9.00% 2023.......................................................       2,015,646        2,070,552
       41,241      9.50% 2019.......................................................          40,906           44,566
                                                                                       -------------    -------------
                                                                                           2,056,552        2,115,118
                                                                                       -------------    -------------
                   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION...................       2,056,552        2,115,118
                                                                                       -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1997

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                                              Market
     Amount                                                                              Cost (b)         Value (c)
   -----------                                                                         -------------    -------------
                   U.S. TREASURY SECURITIES-11.59%
                   BONDS:
   $4,450,000      6.375% 2027 (h)..................................................   $   4,339,212    $   4,315,107
                                                                                       -------------    -------------
                   NOTES:
    2,815,000      6.25% 2002-2007 (h)..............................................       2,818,832        2,807,037
    4,185,000      6.375% 2000 (h)..................................................       4,180,981        4,216,387
      400,000      6.50% 2005.......................................................         395,434          403,000
    2,330,000      6.625% 2002 (h)..................................................       2,339,091        2,365,677
    7,240,000      6.875% 2006 (h)..................................................       7,455,180        7,461,725
                                                                                       -------------    -------------
                                                                                          17,189,518       17,253,826
                                                                                       -------------    -------------
                   TOTAL U.S. TREASURY SECURITIES...................................      21,528,730       21,568,933
                                                                                       -------------    -------------
                   TOTAL U.S. GOVERNMENT SECURITIES.................................      34,623,635       34,769,800
                                                                                       -------------    -------------
                                                                                       -------------    -------------
                   TOTAL LONG-TERM INVESTMENTS......................................   $ 140,903,221    $ 178,428,276
                                                                                       -------------    -------------
                                                                                       -------------    -------------

SHORT-TERM INVESTMENTS-3.96%

--------------------------------------------------------------------------------
    Principal                                                              Market
     Amount                                                               Value (c)
   -----------                                                          -------------
                   BANKS-3.37%
   $6,271,000      First Trust Money Market Variable Rate Time
                     Deposit, Current rate -- 5.46%..................   $   6,271,000
                                                                        -------------
                   DIVERSIFIED FINANCE-0.59%
    1,106,000      Associates Corp. Master Variable Rate Note,
                     Current rate -- 5.56%...........................       1,106,000
                                                                        -------------
                   TOTAL SHORT-TERM INVESTMENTS......................       7,377,000
                                                                        -------------
                   TOTAL INVESTMENTS IN SECURITIES (COST:
                     $148,280,221) (b)...............................   $ 185,805,276
                                                                        -------------
                                                                        -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $148,293,834 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $38,422,524
          Unrealized depreciation...........................     (911,082)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $37,511,442
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.09% of net assets as of August 31, 1997.
 (e) The interest rates disclosed for these securities represent the effective yields on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These investments have been identified by portfolio management as illiquid securities.

Date Acquired       Shares/Par   Security                                                           Cost Basis
------------------  ----------   -----------------------------------------------------------------  ----------
May 17, 1996          917,745    DLJ Mortgage Acceptance Corp. due 2028                             $  924,555
June 11, 1997         850,000    Morgan Stanley Capital I, Inc. due 2006                               866,723
August 12, 1997     1,000,000    Morgan Stanley Capital I, Inc. due 2007                             1,017,596
March 4, 1997         910,000    Railcar Leasing L.L.C. due 2013                                       908,164
August 12, 1997       500,000    Speedway Mortorsports, Inc. due 2007                                  504,362

    The value of these securities at August 31, 1997, was $4,251,732, which represents 2.28% of net assets.
 (g) The interest rates disclosed for principal only strips represent effective yields at August 31, 1997. These investments have been identified by portfolio management as liquid securities. The aggregate value of these securities at August 31, 1997, was $449,452, which represents 0.24% of net assets.
 (h) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.
 (i) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate vlaue of these securities at August 31, 1997, was $3,120,211, which represents 1.68% of net assets.
 (j) The cost of securities purchased on a when-issued basis at August 31, 1997, was $691,615.
  * Moody's Rating

FORTIS STOCK FUNDS
VALUE FUND
Schedule of Investments
August 31, 1997

COMMON STOCKS-90.12%

--------------------------------------------------------------------------------
                                                                                                      Market
   Shares                                                                            Cost (b)       Value (c)
   -------                                                                         ------------    ------------
               ADVERTISING-PUBLIC RELATIONS-0.41%
    2,550      Interpublic Group of Companies, Inc. (d).........................   $     80,668    $    124,312
                                                                                   ------------    ------------
               AEROSPACE AND EQUIPMENT-2.33%
    3,500      Lockheed Martin Corp.............................................        365,661         362,906
    6,200      Raytheon Co. (d).................................................        337,118         341,000
                                                                                   ------------    ------------
                                                                                        702,779         703,906
                                                                                   ------------    ------------
               APPAREL-0.63%
    7,100      Fruit of the Loom, Inc., Class A (a) (d).........................        258,517         189,925
                                                                                   ------------    ------------
               AUTOMOBILE MANUFACTURERS-1.29%
    6,200      General Motors Corp..............................................        370,547         389,050
                                                                                   ------------    ------------
               BANKS-7.79%
   11,000      Bank of New York Co., Inc........................................        299,790         490,875
    4,700      Chase Manhattan Corp.............................................        420,090         522,581
    4,800      Citicorp.........................................................        437,402         612,600
    6,100      Summit Bancorp, Inc. (d).........................................        324,582         362,187
    4,200      U.S. Bancorp.....................................................        299,592         367,762
                                                                                   ------------    ------------
                                                                                      1,781,456       2,356,005
                                                                                   ------------    ------------
               BASIC INDUSTRY-3.52%
   12,243      Fort James Corp. (d).............................................        369,483         514,206
    6,900      Hartford Financial Services Group................................        597,435         550,275
                                                                                   ------------    ------------
                                                                                        966,918       1,064,481
                                                                                   ------------    ------------
               BROADCASTING-0.38%
    4,900      Comcast Corp., Special Class A...................................         79,488         114,844
                                                                                   ------------    ------------
               BUSINESS SERVICES AND SUPPLIES-3.06%
    6,300      First Data Corp..................................................        208,647         258,694
    9,100      Fiserv, Inc. (a).................................................        329,108         409,500
    8,400      Sabre Group Holdings, Inc. (a)...................................        228,095         258,300
                                                                                   ------------    ------------
                                                                                        765,850         926,494
                                                                                   ------------    ------------
               CHEMICALS-SPECIALTY-2.24%
   10,600      Cabot Corp.......................................................        270,413         290,175
   11,900      Sigma-Aldrich Corp...............................................        327,218         388,237
                                                                                   ------------    ------------
                                                                                        597,631         678,412
                                                                                   ------------    ------------
               COMPUTER-SOFTWARE-1.00%
    6,600      Automatic Data Processing, Inc. (d)..............................        291,840         300,712
                                                                                   ------------    ------------
               CONTAINERS AND PACKAGING-1.30%
    7,700      Crown Cork & Seal Company, Inc. (d)..............................        408,488         391,737
                                                                                   ------------    ------------
               DRUGS-4.12%
    3,400      Abbott Laboratories..............................................        194,939         203,787
    6,700      Johnson & Johnson................................................        368,883         379,806
    5,900      Pfizer, Inc......................................................        275,693         326,713
    7,000      Schering-Plough Corp.............................................        240,675         336,000
                                                                                   ------------    ------------
                                                                                      1,080,190       1,246,306
                                                                                   ------------    ------------
               ELECTRICAL EQUIPMENT-1.70%
    8,200      General Electric Co..............................................        358,212         512,500
                                                                                   ------------    ------------
               ELECTRONIC-CONTROLS AND EQUIPMENT-1.16%
    6,600      Cooper Industries, Inc...........................................        320,591         351,863
                                                                                   ------------    ------------

                                                                                                      Market
   Shares                                                                            Cost (b)       Value (c)
   -------                                                                         ------------    ------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.08%
    8,400      Avnet, Inc.......................................................   $    456,067    $    581,175
    3,800      Intel Corp.......................................................        268,838         350,075
                                                                                   ------------    ------------
                                                                                        724,905         931,250
                                                                                   ------------    ------------
               FINANCE SERVICES-6.28%
    6,600      BankBoston Corp. (d).............................................        519,446         548,625
    8,900      Fannie Mae.......................................................        366,101         391,600
    6,100      Finova Group, Inc................................................        402,040         515,831
    4,800      Mercantile Bancorporation, Inc...................................        330,036         330,900
    2,500      Southtrust Corp..................................................        111,719         111,875
                                                                                   ------------    ------------
                                                                                      1,729,342       1,898,831
                                                                                   ------------    ------------
               FOOD-6.55%
   15,540      Archer-Daniels-Midland Co........................................        303,321         336,053
    9,400      ConAgra, Inc. (d)................................................        452,863         604,538
   12,400      Sara Lee Corp....................................................        475,882         499,100
   15,200      Sysco Corp.......................................................        490,468         539,600
                                                                                   ------------    ------------
                                                                                      1,722,534       1,979,291
                                                                                   ------------    ------------
               HEALTH CARE SERVICES-1.11%
   10,650      Columbia/HCA Healthcare Corp.....................................        392,711         336,141
                                                                                   ------------    ------------
               HOUSEHOLD PRODUCTS-1.38%
    4,300      Kimberly-Clark Corp..............................................        213,626         203,981
    1,600      Procter & Gamble Co..............................................        170,567         212,900
                                                                                   ------------    ------------
                                                                                        384,193         416,881
                                                                                   ------------    ------------
               INSURANCE-1.28%
    4,100      American International Group, Inc................................        412,122         386,938
                                                                                   ------------    ------------
               MEDICAL SUPPLIES-1.62%
    9,200      Baxter International, Inc........................................        382,947         489,325
                                                                                   ------------    ------------
               METALS-MINING AND MISCELLANEOUS-0.83%
    6,000      Cleveland-Cliffs, Inc............................................        236,186         250,125
                                                                                   ------------    ------------
               MISCELLANEOUS-0.98%
   10,800      Sherwin-Williams Co..............................................        316,074         296,325
                                                                                   ------------    ------------
               NATURAL GAS TRANSMISSIONS-3.80%
    7,300      Enron Corp.......................................................        306,978         281,506
    6,700      Questar Corp.....................................................        253,005         268,000
   12,900      Williams Companies, Inc. (d).....................................        513,798         600,656
                                                                                   ------------    ------------
                                                                                      1,073,781       1,150,162
                                                                                   ------------    ------------
               OFFICE EQUIPMENT AND SUPPLIES-4.36%
    4,300      International Business Machines Corp.............................        226,908         433,763
    8,300      Pitney Bowes, Inc................................................        458,457         633,913
    3,300      Xerox Corp.......................................................        175,140         249,150
                                                                                   ------------    ------------
                                                                                        860,505       1,316,826
                                                                                   ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-3.70%
    8,700      Anadarko Petroleum Corp..........................................        510,128         638,906
    2,800      Exxon Corp.......................................................        140,370         171,325
    6,748      Monterey Resources, Inc..........................................         94,468         139,178
   15,300      Santa Fe Energy Resources, Inc. (a)..............................        125,011         169,256
                                                                                   ------------    ------------
                                                                                        869,977       1,118,665
                                                                                   ------------    ------------

FORTIS STOCK FUNDS
VALUE FUND (CONTINUED)
Schedule of Investments
August 31, 1997

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                                      Market
   Shares                                                                            Cost (b)       Value (c)
   -------                                                                         ------------    ------------
               OIL-REFINING-3.87%
    4,900      Atlantic Richfield Co............................................   $    325,593    $    367,500
    6,000      Mobil Corp.......................................................        389,780         436,500
    7,200      Royal Dutch Petroleum Co. NY Shares..............................        319,803         365,400
                                                                                   ------------    ------------
                                                                                      1,035,176       1,169,400
                                                                                   ------------    ------------
               PRECISION INSTRUMENTS-TEST, RESEARCH-1.16%
    6,400      Emerson Electric Co..............................................        292,026         350,000
                                                                                   ------------    ------------
               PRINTING-1.25%
   20,900      Unisource Worldwide, Inc.........................................        411,659         378,813
                                                                                   ------------    ------------
               PUBLISHING-1.44%
    7,100      McGraw Hill Companies, Inc.......................................        366,299         435,319
                                                                                   ------------    ------------
               RAILROAD AND RAILROAD EQUIPMENT-2.03%
    6,700      Burlington Northern Santa Fe Corp................................        585,622         614,306
                                                                                   ------------    ------------
               REAL ESTATE-INVESTMENT TRUST-1.95%
    5,800      Cali Realty Corp.................................................        196,350         216,050
    3,600      Kimco Realty Corp................................................        114,102         121,275
    5,000      Liberty Property Trust...........................................        121,761         128,438
    4,400      Public Storage, Inc..............................................        123,918         123,475
                                                                                   ------------    ------------
                                                                                        556,131         589,238
                                                                                   ------------    ------------
                                                                                                      Market
   Shares                                                                            Cost (b)       Value (c)
   -------                                                                         ------------    ------------
               RETAIL-DEPARTMENT STORES-2.01%
   14,500      Federated Department Stores, Inc. (a)............................   $    499,270    $    609,000
                                                                                   ------------    ------------
               RETAIL-SPECIALTY-2.35%
    9,400      AutoZone, Inc. (a) (d)...........................................        228,694         265,550
   12,900      Lowe's Companies, Inc. (d).......................................        444,168         445,856
                                                                                   ------------    ------------
                                                                                        672,862         711,406
                                                                                   ------------    ------------
               TELECOMMUNICATIONS-1.24%
    6,000      Ameritech Corp...................................................        340,233         376,125
                                                                                   ------------    ------------
               TOBACCO-1.02%
    7,100      Philip Morris Companies, Inc.....................................        291,038         309,738
                                                                                   ------------    ------------
               UTILITIES-TELEPHONE-5.00%
    6,451      Bell Atlantic Corp...............................................        396,924         466,891
    5,600      GTE Corp.........................................................        234,892         249,550
    7,100      SBC Communications, Inc..........................................        361,445         386,063
    8,700      Sprint Corp......................................................        354,868         408,900
                                                                                   ------------    ------------
                                                                                      1,348,129       1,511,404
                                                                                   ------------    ------------
               UNIT INVESTMENT TRUST-0.90%
    3,000      S & P 500 Depository Receipt (d).................................        278,593         271,078
                                                                                   ------------    ------------
               TOTAL COMMON STOCKS..............................................   $ 23,845,490    $ 27,247,134
                                                                                   ------------    ------------
                                                                                   ------------    ------------

SHORT-TERM INVESTMENTS-9.45%

--------------------------------------------------------------------------------
    Principal                                                         Market
     Amount                                                         Value (c)
   -----------                                                     ------------
                   BANKS-2.76%
   $  833,598      First Trust Money Market Variable Rate Time
                     Deposit, Current rate -- 5.46%.............   $   833,598
                                                                   ------------
                   DIVERSIFIED FINANCE-4.71%
    1,424,000      Associates Corp. Master Variable Rate Note,
                     Current rate -- 5.56%......................     1,424,000
                                                                   ------------
                   U.S. GOVERNMENT AGENCY-1.98%
      600,000      Federal Home Loan Mortgage Corp., 5.52%,
                     9-2-1997...................................       599,819
                                                                   ------------
                   TOTAL SHORT-TERM INVESTMENTS.................     2,857,417
                                                                   ------------
                   TOTAL INVESTMENTS IN SECURITIES (COST:
                     $26,702,907) (B)...........................   $30,104,551
                                                                   ------------
                                                                   ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $26,711,184, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $3,803,316
          Unrealized depreciation...........................    (409,949)
          --------------------------------------------------------------
          Net unrealized appreciation.......................  $3,393,367
          --------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.21% of net assets as of August 31, 1997.

FORTIS STOCK FUNDS
GROWTH & INCOME FUND
Schedule of Investments
August 31, 1997

COMMON STOCKS-73.32%

--------------------------------------------------------------------------------
                                                                                                      Market
   Shares                                                                            Cost (a)       Value (b)
   -------                                                                         ------------    ------------
               AEROSPACE AND EQUIPMENT-1.49%
    4,300      United Technologies Corp.........................................   $    293,044    $    335,669
                                                                                   ------------    ------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-2.77%
    5,200      Genuine Parts Co.................................................        160,407         160,550
    9,600      Tenneco, Inc.....................................................        425,653         466,200
                                                                                   ------------    ------------
                                                                                        586,060         626,750
                                                                                   ------------    ------------
               BANKS-5.65%
    7,200      Banc One Corp....................................................        317,521         386,100
    3,500      Chase Manhattan Corp.............................................        314,151         389,156
      755      U.S. Bancorp.....................................................         56,223          66,110
    3,000      Union Planters Corp. (d).........................................        113,512         153,750
    4,700      Washington Mutual, Inc. (d)......................................        257,658         281,412
                                                                                   ------------    ------------
                                                                                      1,059,065       1,276,528
                                                                                   ------------    ------------
               BUSINESS SERVICES AND SUPPLIES-0.75%
    2,500      Omnicom Group, Inc...............................................        114,823         169,375
                                                                                   ------------    ------------
               CONSUMER GOODS-0.64%
    4,200      Fortune Brands, Inc..............................................        133,401         144,375
                                                                                   ------------    ------------
               DIVERSIFIED COMPANIES-1.79%
    1,200      Chemed Corp......................................................         46,998          45,150
    4,000      Minnesota Mining and Manufacturing Co.                                   320,538         359,500
                                                                                   ------------    ------------
                                                                                        367,536         404,650
                                                                                   ------------    ------------
               DRUGS-7.64%
    3,600      Abbott Laboratories..............................................        192,143         215,775
    3,300      American Home Products Corp......................................        193,883         237,600
    9,200      Glaxo Wellcome plc ADR (d).......................................        344,379         366,850
    3,100      Lilly (Eli) & Co., Inc...........................................        216,897         324,337
    3,100      Merck & Co., Inc.................................................        244,633         284,619
    1,800      Pfizer, Inc......................................................         80,615          99,675
    5,800      Pharmacia and UpJohn, Inc........................................        230,269         197,562
                                                                                   ------------    ------------
                                                                                      1,502,819       1,726,418
                                                                                   ------------    ------------
               ELECTRICAL EQUIPMENT-1.60%
    5,800      General Electric Co..............................................        289,951         362,500
                                                                                   ------------    ------------
               FINANCE SERVICES-5.87%
    3,300      American Express Co..............................................        203,239         256,575
    3,300      Beneficial Corp..................................................        198,304         236,156
    3,900      Fannie Mae.......................................................        144,347         171,600
    3,000      Household International, Inc.....................................        244,148         332,812
    4,312      MBNA Corp. (d)...................................................         93,145         165,742
    1,200      SLM Holding Corp.................................................         88,482         162,600
                                                                                   ------------    ------------
                                                                                        971,665       1,325,485
                                                                                   ------------    ------------
               FOOD-2.60%
    2,200      ConAgra, Inc. (d)................................................        105,007         141,487
    6,200      Heinz (H.J.) Co..................................................        222,138         258,075
    4,000      Quaker Oats Co. (d)..............................................        169,070         188,000
                                                                                   ------------    ------------
                                                                                        496,215         587,562
                                                                                   ------------    ------------
               FURNITURE-0.63%
    9,000      Shelby Williams Industries, Inc..................................        123,750         143,437
                                                                                   ------------    ------------
               HAND TOOLS AND GENERAL HARDWARE-1.39%
    7,500      Snap-On, Inc.....................................................        264,078         315,000
                                                                                   ------------    ------------
               HOUSEHOLD PRODUCTS-0.93%
    1,600      Clorox Co........................................................        172,357         210,000
                                                                                   ------------    ------------

                                                                                                      Market
   Shares                                                                            Cost (a)       Value (b)
   -------                                                                         ------------    ------------
               INSURANCE-2.26%
    7,000      LaSalle Re Holdings Ltd..........................................   $    203,601    $    245,875
    3,600      St. Paul Companies, Inc..........................................        262,626         264,150
                                                                                   ------------    ------------
                                                                                        466,227         510,025
                                                                                   ------------    ------------
               MACHINERY-OIL AND WELL-2.92%
    4,800      Baker Hughes, Inc................................................        181,883         203,400
    4,500      Dresser Industries, Inc..........................................        136,780         187,875
    5,600      Halliburton Co...................................................        186,444         267,400
                                                                                   ------------    ------------
                                                                                        505,107         658,675
                                                                                   ------------    ------------
               MEDICAL SUPPLIES-1.65%
    7,000      Baxter International, Inc........................................        325,992         372,312
                                                                                   ------------    ------------
               NATURAL GAS TRANSMISSIONS-5.99%
    5,286      El Paso Natural Gas Co...........................................        241,659         297,338
   11,112      Enron Corp.......................................................        443,282         428,507
    5,600      Sonat, Inc.......................................................        262,397         278,950
    7,500      Williams Companies, Inc. (d).....................................        293,996         349,219
                                                                                   ------------    ------------
                                                                                      1,241,334       1,354,014
                                                                                   ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-4.24%
    2,600      Amoco Corp.......................................................        204,917         245,863
    4,800      Exxon Corp.......................................................        234,027         293,700
   13,000      Monterey Resources, Inc..........................................        201,001         268,125
    1,300      Texaco, Inc......................................................        133,246         149,825
                                                                                   ------------    ------------
                                                                                        773,191         957,513
                                                                                   ------------    ------------
               OIL-REFINING-0.97%
    3,000      Mobil Corp.......................................................        195,848         218,250
                                                                                   ------------    ------------
               PUBLISHING-1.28%
    4,700      McGraw Hill Companies, Inc.......................................        227,941         288,169
                                                                                   ------------    ------------
               RAILROAD AND RAILROAD EQUIPMENT-0.67%
    9,000      Tranz Rail Holdings Ltd. ADR.....................................        136,375         151,313
                                                                                   ------------    ------------
               REAL ESTATE-INVESTMENT TRUST-5.72%
    6,500      Beacon Properties Corp...........................................        208,545         234,000
   12,400      Cornerstone Properties, Inc......................................        174,706         220,100
    6,600      Crescent Real Estate Equities Trust..............................        178,627         208,725
   12,000      Excel Realty Trust, Inc..........................................        328,180         355,500
    4,400      Highwoods Properties, Inc........................................        134,466         143,000
    3,500      Spieker Properties, Inc..........................................        122,880         130,156
                                                                                   ------------    ------------
                                                                                      1,147,404       1,291,481
                                                                                   ------------    ------------
               RETAIL-CLOTHING-0.86%
    8,500      Limited (The), Inc...............................................        160,498         193,375
                                                                                   ------------    ------------
               RETAIL-DEPARTMENT STORES-1.00%
    4,000      Sears Roebuck & Co...............................................        215,872         227,000
                                                                                   ------------    ------------
               RETAIL-SPECIALTY-1.57%
    8,200      Intimate Brands, Inc. (d)........................................        147,733         180,400
    3,500      Rite Aid Corp. (d)...............................................        130,393         175,219
                                                                                   ------------    ------------
                                                                                        278,126         355,619
                                                                                   ------------    ------------
               SHIP BUILDING, SHIPPING-0.69%
    6,000      Knightsbridge Tankers Ltd........................................        123,000         156,750
                                                                                   ------------    ------------
               TOBACCO-1.58%
    8,200      Philip Morris Companies, Inc.....................................        316,793         357,725
                                                                                   ------------    ------------
               UTILITIES-ELECTRIC-1.66%
    7,728      Duke Energy Corp. (d)............................................        282,787         374,325
                                                                                   ------------    ------------

FORTIS STOCK FUNDS
GROWTH & INCOME FUND (CONTINUED)
Schedule of Investments
August 31, 1997

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                                      Market
   Shares                                                                            Cost (a)       Value (b)
   -------                                                                         ------------    ------------
               UTILITIES-TELEPHONE-6.51%
    6,000      AT & T Corp......................................................   $    235,920    $    234,000
    8,000      Deutsche Telekom AG ADR..........................................        151,120         160,500
    5,000      GTE Corp.........................................................        225,313         222,813
    7,500      SBC Communications, Inc..........................................        452,890         407,813
    3,500      Sprint Corp......................................................        142,607         164,500
                                                                                                      Market
   Shares                                                                            Cost (a)       Value (b)
   -------                                                                         ------------    ------------
    2,000      Telecom Corp. of New Zealand Ltd. ADR (d)........................   $     74,482    $     78,500
    5,600      U.S. West Communications Group...................................        181,814         200,550
                                                                                   ------------    ------------
                                                                                      1,464,146       1,468,676
                                                                                   ------------    ------------
               TOTAL COMMON STOCKS..............................................   $ 14,235,405    $ 16,562,971
                                                                                   ------------    ------------
                                                                                   ------------    ------------

PREFERRED STOCKS-5.40%

--------------------------------------------------------------------------------
                                                                                                      Market
   Shares                                                                            Cost (a)       Value (b)
   -------                                                                         ------------    ------------
               CONTAINERS AND PACKAGING-0.79%
    3,700      Crown Cork and Seal Co, Inc., Convertible Preferred, 4.50%.......   $   178,539     $   179,219
                                                                                   ------------    ------------
               INSURANCE-1.96%
   10,000      Sunamerica, Inc., Convertible Preferred, 8.50%...................       415,109         443,125
                                                                                   ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-0.24%
    1,000      Nuevo Energy Co., Convertible Preferred, Ser A, 5.75% (d)........        50,000          54,500
                                                                                   ------------    ------------
               REAL ESTATE-INVESTMENT TRUST-0.76%
    6,000      Excel Realty Trust, Inc..........................................       152,040         171,000
                                                                                   ------------    ------------
               UTILITIES-ELECTRIC-1.65%
    6,000      AES Corp., Convertible Preferred, Ser A "Tecons", 5.375%.........       305,415         372,000
                                                                                   ------------    ------------
               TOTAL PREFERRED STOCKS...........................................   $ 1,101,103     $ 1,219,844
                                                                                   ------------    ------------
                                                                                   ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-1.00%

--------------------------------------------------------------------------------
                                                                                      Standard
                                                                                      & Poor's
   Principal                                                                           Rating                          Market
    Amount                                                                           (Unaudited)      Cost (a)       Value (b)
   ---------                                                                        -------------   ------------    ------------
                 WASTE DISPOSAL-1.00%
   $200,000      USA Waste Services, Inc. -- 4.00% Sub Note 2-1-2002..............       NR         $   203,874     $   226,750
                                                                                                    ------------    ------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.........................                      203,874         226,750
                                                                                                    ------------    ------------
                 TOTAL LONG-TERM INVESTMENTS......................................                  $15,540,382     $18,009,565
                                                                                                    ------------    ------------
                                                                                                    ------------    ------------

SHORT-TERM INVESTMENTS-20.14%

--------------------------------------------------------------------------------
    Principal                                                                             Market
     Amount                                                                             Value (b)
   -----------                                                                         ------------
                   BANKS-2.85%
   $  643,000      First Trust Money Market Variable Rate Time Deposit, Current
                     rate -- 5.46%..................................................   $   643,000
                                                                                       ------------
                   DIVERSIFIED FINANCE-3.15%
      712,000      Associates Corp. Master Variable Rate Note, Current
                     rate -- 5.56%..................................................       712,000
                                                                                       ------------
                   U.S. GOVERNMENT AGENCY-14.14%
      700,000      Federal National Mortgage Assoc., 5.49%, 9-10-1997...............       698,950
      500,000      Federal National Mortgage Assoc., 5.55%, 9-15-1997...............       498,865
    1,000,000      Federal Home Loan Mortgage Corp., 5.50%, 9-4-1997................       999,400
      500,000      Federal Home Loan Mortgage Corp., 5.51%, 9-18-1997...............       498,647
      500,000      Federal Home Loan Mortgage Corp., 5.56%, 9-19-1997...............       498,557
                                                                                       ------------
                                                                                         3,194,419
                                                                                       ------------
                   TOTAL SHORT-TERM INVESTMENTS.....................................     4,549,419
                                                                                       ------------
                   TOTAL INVESTMENTS IN SECURITIES (COST: $20,089,802)(a)...........   $22,558,984
                                                                                       ------------
                                                                                       ------------

--------------------------------------------------------------------------------
 (a) At August 31, 1997, the cost of securities for federal income tax purposes was $20,089,802, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 2,671,162
          Unrealized depreciation...........................     (201,980)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,469,182
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.13% of net assets as of August 31, 1997.
 (d) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
CAPITAL FUND
Schedule of Investments
August 31, 1997

COMMON STOCKS-92.31%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              ADVERTISING-PUBLIC RELATIONS-1.38%
    103,500   Interpublic Group of Companies,
                Inc. (e)...................................   $   4,201,434    $   5,045,625
                                                              -------------    -------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-1.14%
     63,000   Magna International, Inc. Class A (e)........       2,984,455        4,173,750
                                                              -------------    -------------
              BIOMEDICS, GENETICS RESEARCH AND
              DEVELOPMENT-1.95%
     59,000   Amgen, Inc. (a)..............................       3,356,803        2,924,187
     93,000   Centocor, Inc. (a)...........................       3,262,209        4,173,375
                                                              -------------    -------------
                                                                  6,619,012        7,097,562
                                                              -------------    -------------
              BUSINESS SERVICES AND SUPPLIES-4.83%
    130,400   Cognizant Corp...............................       4,906,515        5,476,800
    116,012   First Data Corp. (e).........................       2,431,676        4,763,743
    118,000   Fiserv, Inc. (a).............................       4,663,574        5,310,000
     66,000   Ingram Micro, Inc. Class A (a) (e)...........       1,310,320        1,897,500
      7,500   Wackenhut Corp., Class B.....................         184,275          131,719
                                                              -------------    -------------
                                                                 13,496,360       17,579,762
                                                              -------------    -------------
              CHEMICALS-1.32%
    109,000   Monsanto Co..................................       4,558,617        4,789,187
                                                              -------------    -------------
              COMPUTER-COMMUNICATIONS EQUIPMENT-1.18%
     57,000   Cisco Systems, Inc. (a) (e)..................         676,438        4,296,375
                                                              -------------    -------------
              COMPUTER-SOFTWARE-4.92%
     53,800   Microsoft Corp. (a)..........................         776,923        7,111,687
    118,500   Oracle Corp. (a) (e).........................         350,960        4,517,812
    189,956   Sterling Commerce, Inc. (a) (e)..............       6,175,479        6,280,420
                                                              -------------    -------------
                                                                  7,303,362       17,909,919
                                                              -------------    -------------
              CONTAINERS AND PACKAGING-0.83%
     59,400   Crown Cork & Seal Company, Inc. (e)..........       2,750,088        3,021,975
                                                              -------------    -------------
              DRUGS-5.10%
     45,700   Biovail Corp. International (a) (e)..........       1,409,020        1,299,594
    100,800   Forest Laboratories, Inc. (a) (e)............       3,789,510        4,139,100
    191,000   Mylan Laboratories, Inc. (e).................       3,486,385        4,058,750
     38,000   SmithKline Beecham plc ADR (e)...............       1,652,145        1,645,875
     44,600   Teva Pharmaceutical Industries Ltd. ADR
                (e)........................................       2,214,162        2,335,925
     40,000   Warner-Lambert Co............................       3,911,127        5,082,500
                                                              -------------    -------------
                                                                 16,462,349       18,561,744
                                                              -------------    -------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.50%
     62,000   Intel Corp...................................       2,660,832        5,711,750
     95,700   Motorola, Inc................................       3,871,447        7,021,987
                                                              -------------    -------------
                                                                  6,532,279       12,733,737
                                                              -------------    -------------
              FINANCE SERVICES-10.77%
    266,000   Fannie Mae...................................       2,327,500       11,704,000
    220,076   Green Tree Financial Corp. (e)...............       2,914,970        9,669,589
    286,000   MBNA Corp. (e)...............................       2,735,252       10,993,125
    136,000   MGIC Investment Corp. (e)....................       4,567,635        6,842,500
                                                              -------------    -------------
                                                                 12,545,357       39,209,214
                                                              -------------    -------------

                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              FOOD-2.43%
    409,500   Archer-Daniels-Midland Co....................   $   8,365,727    $   8,855,437
                                                              -------------    -------------
              HEALTH CARE SERVICES-2.35%
     60,000   Cardinal Health, Inc. (e)....................       3,060,700        3,975,000
     62,500   Oxford Health Plans, Inc. (a) (e)............       2,768,578        4,570,312
                                                              -------------    -------------
                                                                  5,829,278        8,545,312
                                                              -------------    -------------
              HOTEL AND GAMING-2.54%
    231,000   Mirage Resorts, Inc. (a) (e).................       2,603,580        6,193,687
     91,000   Sun International Hotels Ltd. (a) (e)........       4,349,186        3,059,875
                                                              -------------    -------------
                                                                  6,952,766        9,253,562
                                                              -------------    -------------
              INSURANCE-4.80%
    127,500   American International Group, Inc............       8,384,934       12,032,812
    146,000   Hartford Life, Inc...........................       4,758,192        5,447,625
                                                              -------------    -------------
                                                                 13,143,126       17,480,437
                                                              -------------    -------------
              MACHINERY-OIL AND WELL-1.01%
     87,000   Baker Hughes, Inc............................       3,745,465        3,686,625
                                                              -------------    -------------
              MEDICAL TECHNOLOGY-4.28%
     63,500   Boston Scientific Corp. (a) (e)..............       2,620,470        4,476,750
     50,300   Depuy, Inc. (a)..............................         880,250        1,163,188
    110,000   Medtronic, Inc. (and rights).................       1,296,332        9,941,250
                                                              -------------    -------------
                                                                  4,797,052       15,581,188
                                                              -------------    -------------
              NATURAL GAS TRANSMISSIONS-0.58%
     45,000   Williams Companies, Inc. (e).................       2,096,229        2,095,313
                                                              -------------    -------------
              OIL AND GAS FIELD SERVICES-4.52%
     50,500   Camco International, Inc.....................       2,191,614        3,478,188
     78,400   Precision Drilling Corp. (a) (e).............       2,825,513        4,292,400
    114,000   Schlumberger Ltd.............................       5,063,906        8,685,375
                                                              -------------    -------------
                                                                 10,081,033       16,455,963
                                                              -------------    -------------
              OIL-CRUDE PETROLEUM AND GAS-3.27%
     23,000   EVI, Inc. (a)................................         820,477        1,208,938
     96,595   Monterey Resources, Inc......................       1,369,136        1,992,276
    123,600   Nuevo Energy Co. (a).........................       4,492,200        6,280,425
    219,000   Santa Fe Energy Resources, Inc. (a)..........       1,811,683        2,422,688
                                                              -------------    -------------
                                                                  8,493,496       11,904,327
                                                              -------------    -------------
              OIL-OFFSHORE DRILLING-0.79%
     19,700   Noble Drilling Corp. (a).....................         568,673          560,219
     52,000   Santa Fe International Corp. (a).............       1,546,260        2,327,000
                                                              -------------    -------------
                                                                  2,114,933        2,887,219
                                                              -------------    -------------
              POLLUTION CONTROL-1.79%
    181,000   U.S. Filter Corp. (a) (e)....................       5,553,962        6,516,000
                                                              -------------    -------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-0.58%
     28,700   Perkin Elmer Corp. (e).......................       2,269,360        2,123,800
                                                              -------------    -------------
              PUBLISHING-1.14%
     18,300   CMP Media, Inc. Class A (a) (e)..............         402,600          489,525
     71,000   Time Warner, Inc. (e)........................       3,319,250        3,656,500
                                                              -------------    -------------
                                                                  3,721,850        4,146,025
                                                              -------------    -------------
              RETAIL-DEPARTMENT STORES-3.60%
    190,400   Kohl's Corp. (a) (e).........................       3,718,455       13,125,700
                                                              -------------    -------------

--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              RETAIL-SPECIALTY-6.82%
    187,000   Costco Companies, Inc. (a)...................   $   3,860,497    $   6,743,688
    210,950   CUC International, Inc. (a) (e)..............       2,359,321        4,957,325
    235,599   Home Depot, Inc..............................       2,190,591       11,117,328
     75,400   Pep Boys-Manny Moe & Jack....................       1,393,357        1,998,100
                                                              -------------    -------------
                                                                  9,803,766       24,816,441
                                                              -------------    -------------
              TELECOMMUNICATION EQUIPMENT-4.71%
     27,600   Associated Group, Inc. Class A (a)...........       1,545,600        2,007,900
    166,000   Ericsson (L.M.) Telephone Co. Class B ADR....       1,988,217        6,920,125
    138,000   Tellabs, Inc. (a)............................       2,379,591        8,236,875
                                                              -------------    -------------
                                                                  5,913,408       17,164,900
                                                              -------------    -------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              TELEPHONE SERVICES-4.12%
    204,000   AirTouch Communications, Inc. (a)............   $   5,406,392    $   6,897,750
    271,000   WorldCom, Inc. (a) (e).......................       1,450,567        8,113,063
                                                              -------------    -------------
                                                                  6,856,959       15,010,813
                                                              -------------    -------------
              TOYS-2.37%
    258,043   Mattel, Inc. (e).............................       1,407,005        8,628,313
                                                              -------------    -------------
              UTILITIES-ELECTRIC-2.64%
    188,000   AES Corp. (a)................................       4,379,888        6,956,000
    166,000   Tucson Electric Power Co. (a) (e)............       2,771,223        2,645,625
                                                              -------------    -------------
                                                                  7,151,111        9,601,625
                                                              -------------    -------------
              WASTE DISPOSAL-1.05%
     91,000   U.S.A. Waste Services, Inc. (a) (e)..........       3,250,984        3,822,000
                                                              -------------    -------------
              TOTAL COMMON STOCKS..........................   $ 193,395,716    $ 336,119,850
                                                              -------------    -------------
                                                              -------------    -------------

SHORT-TERM INVESTMENTS-6.68%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-4.20%
   $15,302,802    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.46%.............   $  15,302,802
                                                                  -------------
                  DIVERSIFIED FINANCE-0.45%
     1,635,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.56%......................       1,635,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-2.03%
     7,400,000    Federal Home Loan Mortgage Corp., 5.54%,
                    9-24-1997..................................       7,373,212
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      24,311,014
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $217,706,730) (b)..........................   $ 360,430,864
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $217,706,730 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 145,248,387
          Unrealized depreciation...........................     (2,524,253)
          -----------------------------------------------------------------
          Net unrealized appreciation.......................  $ 142,724,134
          -----------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.90% of net assets as of August 31, 1997.
 (e) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
FIDUCIARY FUND, INC.
Schedule of Investments
August 31, 1997

COMMON STOCKS-93.84%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              ADVERTISING-PUBLIC RELATIONS-1.39%
     26,800   Interpublic Group of Companies, Inc. (d)        $  1,089,434    $  1,306,500
                                                              ------------    ------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-1.13%
     16,000   Magna International, Inc. Class A (d)........        757,466       1,060,000
                                                              ------------    ------------
              BIOMEDICS, GENETICS RESEARCH AND
              DEVELOPMENT-1.84%
     15,000   Amgen, Inc. (a)..............................        859,207         743,437
     22,000   Centocor, Inc. (a)...........................        771,685         987,250
                                                              ------------    ------------
                                                                 1,630,892       1,730,687
                                                              ------------    ------------
              BUSINESS SERVICES AND SUPPLIES-4.76%
     34,100   Cognizant Corp...............................      1,290,709       1,432,200
     29,000   First Data Corp..............................        594,197       1,190,812
     30,000   Fiserv, Inc. (a).............................      1,190,478       1,350,000
     16,000   Ingram Micro, Inc. Class A (a)...............        318,024         460,000
      1,900   Wackenhut Corp. Class B......................         46,683          33,369
                                                              ------------    ------------
                                                                 3,440,091       4,466,381
                                                              ------------    ------------
              CHEMICALS-1.26%
     27,000   Monsanto Co..................................      1,129,555       1,186,312
                                                              ------------    ------------
              COMPUTER-COMMUNICATIONS EQUIPMENT-1.12%
     14,000   Cisco Systems, Inc. (a)......................        166,690       1,055,250
                                                              ------------    ------------
              COMPUTER-SOFTWARE-7.18%
     20,000   BMC Software, Inc. (a) (d)...................        295,203       1,252,500
     21,100   Microsoft Corp. (a)..........................        225,411       2,789,156
     30,000   Oracle Corp. (a) (d).........................         80,000       1,143,750
     47,000   Sterling Commerce, Inc. (a)..................        554,543       1,553,937
                                                              ------------    ------------
                                                                 1,155,157       6,739,343
                                                              ------------    ------------
              CONTAINERS AND PACKAGING-0.78%
     14,400   Crown Cork & Seal Company, Inc. (d)..........        666,688         732,600
                                                              ------------    ------------
              DRUGS-6.03%
     11,400   Biovail Corp. International (a) (d)..........        353,500         324,187
     26,300   Forest Laboratories, Inc. (a) (d)............        987,323       1,079,944
    120,000   Mylan Laboratories, Inc. (d).................      1,672,976       2,550,000
     10,000   SmithKline Beecham plc ADR...................        434,775         433,125
     10,000   Warner-Lambert Co............................        967,692       1,270,625
                                                              ------------    ------------
                                                                 4,416,266       5,657,881
                                                              ------------    ------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.40%
     16,000   Intel Corp...................................        554,205       1,474,000
     23,400   Motorola, Inc................................        943,794       1,716,975
                                                              ------------    ------------
                                                                 1,497,999       3,190,975
                                                              ------------    ------------
              FINANCE SERVICES-10.03%
     59,200   Fannie Mae...................................        518,000       2,604,800
     50,944   Green Tree Financial Corp. (d)...............        669,081       2,238,352
     74,250   MBNA Corp. (d)...............................        719,281       2,853,984
     34,000   MGIC Investment Corp. (d)....................      1,146,710       1,710,625
                                                              ------------    ------------
                                                                 3,053,072       9,407,761
                                                              ------------    ------------
              FOOD-2.42%
    105,000   Archer-Daniels-Midland Co....................      2,146,448       2,270,625
                                                              ------------    ------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              HEALTH CARE SERVICES-2.27%
     15,000   Cardinal Health, Inc. (d)....................   $    765,175    $    993,750
     15,500   Oxford Health Plans, Inc. (a)................        707,813       1,133,437
                                                              ------------    ------------
                                                                 1,472,988       2,127,187
                                                              ------------    ------------
              HOTEL AND GAMING-3.22%
     30,000   CapStar Hotel Company (a)....................        742,500         982,500
     48,500   Mirage Resorts, Inc. (a).....................        546,510       1,300,406
     22,000   Sun International Hotels Ltd. (a) (d)........      1,052,175         739,750
                                                              ------------    ------------
                                                                 2,341,185       3,022,656
                                                              ------------    ------------
              INSURANCE-4.64%
     31,500   American International Group, Inc............      2,079,064       2,972,812
     37,000   Hartford Life, Inc...........................      1,207,246       1,380,562
                                                              ------------    ------------
                                                                 3,286,310       4,353,374
                                                              ------------    ------------
              MACHINERY-OIL AND WELL-1.04%
     23,000   Baker Hughes, Inc............................        990,106         974,625
                                                              ------------    ------------
              MEDICAL TECHNOLOGY-4.08%
     15,800   Boston Scientific Corp. (a) (d)..............        652,040       1,113,900
     11,900   Depuy, Inc. (a)..............................        208,250         275,187
     27,000   Medtronic, Inc. (and rights).................        323,219       2,440,125
                                                              ------------    ------------
                                                                 1,183,509       3,829,212
                                                              ------------    ------------
              NATURAL GAS TRANSMISSIONS-0.60%
     12,000   Williams Companies, Inc. (d).................        558,986         558,750
                                                              ------------    ------------
              OIL AND GAS FIELD SERVICES-3.81%
     12,200   Camco International, Inc.....................        529,567         840,275
     19,400   Precision Drilling Corp. (a) (d).............        703,290       1,062,150
     22,000   Schlumberger Ltd.............................      1,027,851       1,676,125
                                                              ------------    ------------
                                                                 2,260,708       3,578,550
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-3.11%
      6,000   EVI, Inc. (a)................................        214,030         315,375
     23,817   Monterey Resources, Inc......................        337,925         491,226
     29,800   Nuevo Energy Co. (a).........................      1,082,036       1,514,213
     54,000   Santa Fe Energy Resources, Inc. (a)..........        447,172         597,375
                                                              ------------    ------------
                                                                 2,081,163       2,918,189
                                                              ------------    ------------
              OIL-OFFSHORE DRILLING-2.59%
     54,000   Falcon Drilling Co. (a) (d)..................        791,974       1,701,000
      5,100   Noble Drilling Corp. (a).....................        147,220         145,031
     13,000   Santa Fe International Corp. (a).............        386,565         581,750
                                                              ------------    ------------
                                                                 1,325,759       2,427,781
                                                              ------------    ------------
              POLLUTION CONTROL-1.77%
     46,000   U.S. Filter Corp. (a) (d)....................      1,409,663       1,656,000
                                                              ------------    ------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-0.54%
      6,900   Perkin Elmer Corp............................        545,781         510,600
                                                              ------------    ------------
              PUBLISHING-1.12%
      4,600   CMP Media, Inc. Class A (a)..................        101,200         123,050
     18,000   Time Warner, Inc. (d)........................        841,500         927,000
                                                              ------------    ------------
                                                                   942,700       1,050,050
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-2.72%
     37,000   Kohl's Corp. (a).............................        722,598       2,550,688
                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              RETAIL-SPECIALTY-6.51%
     47,000   Costco Companies, Inc. (a)...................   $  1,057,575    $  1,694,938
     54,375   CUC International, Inc. (a) (d)..............        676,394       1,277,813
     55,849   Home Depot, Inc..............................        941,900       2,635,375
     18,900   Pep Boys-Manny Moe & Jack....................        349,301         500,850
                                                              ------------    ------------
                                                                 3,025,170       6,108,976
                                                              ------------    ------------
              TELECOMMUNICATION EQUIPMENT-4.56%
      6,600   Associated Group, Inc. Class A (a)...........        369,600         480,150
     41,000   Ericsson (L.M.) Telephone Co. Class B ADR....        473,513       1,709,188
     35,000   Tellabs, Inc. (a)............................        595,800       2,089,063
                                                              ------------    ------------
                                                                 1,438,913       4,278,401
                                                              ------------    ------------
              TELEPHONE SERVICES-4.04%
     51,000   AirTouch Communications, Inc. (a)............      1,361,108       1,724,438
     69,008   WorldCom, Inc. (a) (d).......................        373,035       2,065,927
                                                              ------------    ------------
                                                                 1,734,143       3,790,365
                                                              ------------    ------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              TOYS-2.28%
     64,057   Mattel, Inc. (d).............................   $    377,073    $  2,141,906
                                                              ------------    ------------
              UTILITIES-ELECTRIC-2.57%
     48,000   AES Corp. (a) (d)............................      1,122,352       1,776,000
     40,100   Tucson Electric Power Co. (a) (d)............        669,426         639,094
                                                              ------------    ------------
                                                                 1,791,778       2,415,094
                                                              ------------    ------------
              WASTE DISPOSAL-1.03%
     23,000   U.S.A. Waste Services, Inc. (a) (d)..........        821,698         966,000
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $ 49,459,989    $ 88,062,719
                                                              ------------    ------------
                                                              ------------    ------------

SHORT-TERM INVESTMENTS-5.42%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-2.20%
   $2,066,941    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.46%.............   $ 2,066,941
                                                                 ------------
                 DIVERSIFIED FINANCE-0.77%
      727,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.56%......................       727,000
                                                                 ------------
                 U.S. GOVERNMENT AGENCY-2.45%
    2,300,000    Federal National Mortgage Assoc., 5.53%,
                   9-9-1997...................................     2,296,878
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     5,090,819
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $54,550,808) (b)...........................   $93,153,538
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $54,550,808, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $39,227,884
          Unrealized depreciation...........................     (625,154)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $38,602,730
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.46% of net assets as of August 31, 1997.

FORTIS STOCK FUNDS
GROWTH FUND, INC.
Schedule of Investments
August 31, 1997

COMMON STOCKS-90.61%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                       Cost (b)         Value (c)
   ----------                                                   -------------    -------------
                APPAREL-1.27%
      258,000   Tommy Hilfiger Corp. (a).....................   $   9,273,765    $  11,255,250
                                                                -------------    -------------
                BANKS-2.02%
      338,111   Banc One Corp................................       8,397,580       18,131,202
                                                                -------------    -------------
                BIOMEDICS, GENETICS RESEARCH AND
                DEVELOPMENT-3.01%
      329,800   BioChem Pharma, Inc. (a).....................       7,316,542        8,554,187
      265,000   Biogen, Inc. (a).............................       7,083,083       10,434,375
        8,448   Genzyme Corp Tissue Corp. (a)................         103,267           90,816
      281,600   Genzyme Corp. (a)............................       8,467,352        7,920,000
                                                                -------------    -------------
                                                                   22,970,244       26,999,378
                                                                -------------    -------------
                BUSINESS SERVICES AND SUPPLIES-3.62%
      402,800   AccuStaff, Inc. (a)..........................      10,277,196       10,699,375
      215,000   Danka Business Systems plc ADR...............       9,155,328       10,051,250
      285,460   First Data Corp..............................       5,788,380       11,721,701
                                                                -------------    -------------
                                                                   25,220,904       32,472,326
                                                                -------------    -------------
                COMPUTER-COMMUNICATIONS EQUIPMENT-5.36%
      230,200   3Com Corp. (a)...............................       1,275,207       11,495,612
      218,760   Ascend Communications, Inc. (a)..............      12,073,337        9,283,627
      362,100   Cisco Systems, Inc. (a)......................         642,162       27,293,287
                                                                -------------    -------------
                                                                   13,990,706       48,072,526
                                                                -------------    -------------
                COMPUTER-SOFTWARE-13.23%
      508,400   BMC Software, Inc. (a).......................       5,492,697       31,838,550
      200,400   Microsoft Corp. (a)..........................       4,401,912       26,490,375
      766,275   Oracle Corp. (a).............................       2,058,625       29,214,234
      413,000   Parametric Technology Corp. (a)..............       5,983,603       19,178,688
      359,435   Sterling Commerce, Inc. (a)..................       8,943,707       11,883,804
                                                                -------------    -------------
                                                                   26,880,544      118,605,651
                                                                -------------    -------------
                ELECTRONIC COMPONENTS-2.68%
      574,200   Solectron Corp. (a)..........................       7,702,224       24,044,625
                                                                -------------    -------------
                ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.95%
      189,800   Intel Corp...................................       2,490,817       17,485,325
                                                                -------------    -------------
                FINANCE SERVICES-10.13%
       75,000   American Express Co..........................       4,327,567        5,831,250
      262,200   Capital One Financial Corp...................       7,902,045       10,094,700
      370,000   Fannie Mae...................................      13,903,689       16,280,000
      357,000   Franklin Resources, Inc......................       3,567,571       27,622,875
      416,000   Green Tree Financial Corp....................      13,789,194       18,278,000
      331,500   MBNA Corp....................................       8,309,637       12,742,031
                                                                -------------    -------------
                                                                   51,799,703       90,848,856
                                                                -------------    -------------
                HEALTH CARE SERVICES-7.79%
      228,000   HBO & Co.....................................       6,217,977       16,330,500
      254,700   Healthsouth Corp. (a)........................       6,753,716        6,351,581
      534,000   Medpartners, Inc. (a)........................      13,923,756       11,414,250
      298,000   Oxford Health Plans, Inc. (a)................       6,578,590       21,791,250
      205,100   PhyCor, Inc. (a).............................       6,369,298        6,037,631
      162,500   United Healthcare Corp.......................       5,954,993        7,901,563
                                                                -------------    -------------
                                                                   45,798,330       69,826,775
                                                                -------------    -------------
                HOTEL AND GAMING-1.39%
      166,000   HFS, Inc. (a)................................       9,796,395        9,244,125
       82,500   Promus Hotel Corp. (a).......................       1,449,428        3,202,031
                                                                -------------    -------------
                                                                   11,245,823       12,446,156
                                                                -------------    -------------

                                                                                    Market
     Shares                                                       Cost (b)         Value (c)
   ----------                                                   -------------    -------------
                MACHINERY-OIL AND WELL-6.03%
      198,100   Cooper Cameron Corp. (a).....................   $   7,951,439    $  12,851,738
      130,000   Dresser Industries, Inc......................       4,571,736        5,427,500
      397,000   Input/Output, Inc. (a).......................       8,968,629        8,337,000
      451,700   Petroleum Geo-Services ADR (a)...............      11,492,122       27,412,544
                                                                -------------    -------------
                                                                   32,983,926       54,028,782
                                                                -------------    -------------
                MEDICAL SUPPLIES-0.93%
      223,000   Steris Corp. (a).............................       7,598,388        8,362,500
                                                                -------------    -------------
                MEDICAL TECHNOLOGY-2.56%
       60,000   Boston Scientific Corp. (a)..................       4,376,021        4,230,000
      207,500   Medtronic, Inc. (and rights).................      12,460,860       18,752,813
                                                                -------------    -------------
                                                                   16,836,881       22,982,813
                                                                -------------    -------------
                OIL AND GAS FIELD SERVICES-2.00%
      160,000   Schlumberger Ltd.............................       7,819,893       12,190,000
       78,300   Smith International, Inc. (a)................       2,985,057        5,696,325
                                                                -------------    -------------
                                                                   10,804,950       17,886,325
                                                                -------------    -------------
                OIL-OFFSHORE DRILLING-5.70%
        8,000   Diamond Offshore Drilling, Inc...............         353,588          437,000
      210,700   ENSCO International, Inc.....................      11,621,810       13,379,450
      554,600   Falcon Drilling Co. (a)......................       9,853,733       17,469,900
      364,000   Noble Drilling Corp. (a).....................       7,262,818       10,351,250
       99,700   Transocean Offshore, Inc.....................       6,227,789        9,477,731
                                                                -------------    -------------
                                                                   35,319,738       51,115,331
                                                                -------------    -------------
                POLLUTION CONTROL-0.49%
      121,000   U.S. Filter Corp. (a)........................       4,389,199        4,356,000
                                                                -------------    -------------
                RECREATION EQUIPMENT-0.49%
      130,000   Callaway Golf Co.............................       4,649,784        4,379,375
                                                                -------------    -------------
                RESTAURANTS AND FRANCHISING-1.33%
      290,300   Starbucks Corp. (a)..........................       4,913,519       11,902,300
                                                                -------------    -------------
                RETAIL-DEPARTMENT STORES-2.03%
      264,600   Kohl's Corp. (a).............................       4,252,122       18,240,863
                                                                -------------    -------------
                RETAIL-SPECIALTY-5.85%
      365,675   CUC International, Inc. (a)..................       4,319,837        8,593,363
      204,000   Dollar Tree Stores, Inc. (a).................       6,596,000        7,930,500
      313,072   Home Depot, Inc..............................       1,650,758       14,773,085
      292,175   Office Depot, Inc. (a).......................       3,360,111        5,386,977
      646,375   Staples, Inc. (a)............................       8,170,751       15,189,813
       30,900   West Marine, Inc. (a)........................         982,729          587,100
                                                                -------------    -------------
                                                                   25,080,186       52,460,838
                                                                -------------    -------------
                TELECOMMUNICATION EQUIPMENT-6.30%
      420,200   ADC Telecommunications, Inc. (a).............       6,831,763       15,599,925
      299,250   Andrew Corp. (with rights) (a)...............       6,423,092        7,443,844
       12,000   Qualcomm, Inc. (a)...........................         525,000          555,000
      551,000   Tellabs, Inc. (a)............................       3,219,364       32,887,813
                                                                -------------    -------------
                                                                   16,999,219       56,486,582
                                                                -------------    -------------
                TELEPHONE SERVICES-4.18%
    1,250,700   WorldCom, Inc. (a)...........................      15,029,987       37,442,831
                                                                -------------    -------------
                TRANSPORTATION-0.27%
       78,500   Wisconsin Central Transportation Corp. (a)...       2,850,219        2,433,500
                                                                -------------    -------------
                TOTAL COMMON STOCKS..........................   $ 407,478,758    $ 812,266,110
                                                                -------------    -------------
                                                                -------------    -------------

SHORT-TERM INVESTMENTS-9.40%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-3.75%
   $33,659,000    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.46%.............   $  33,659,000
                                                                  -------------
                  DIVERSIFIED FINANCE-0.34%
     3,032,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.56%......................       3,032,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-5.31%
    26,300,000    Federal Home Loan Mortgage Corp., 5.56%,
                    9-26-1997..................................      26,204,794
    11,000,000    Federal Home Loan Mortgage Corp., 5.52%,
                    9-2-1997...................................      10,996,688
    10,400,000    Federal National Mortgage Assoc., 5.53%,
                    9-9-1997...................................      10,385,882
                                                                  -------------
                                                                     47,587,364
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      84,278,364
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $491,757,122) (b)..........................   $ 896,544,474
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $491,757,122 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $415,567,675
          Unrealized depreciation...........................   (10,780,323)
          ----------------------------------------------------------------
          Net unrealized appreciation.......................  $404,787,352
          ----------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.54% of net assets as of August 31, 1997.

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
August 31, 1997

COMMON STOCKS-90.28%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)        Value (c)
   --------                                                   ------------    -------------
              ADVERTISING-PUBLIC RELATIONS-0.13%
      5,000   CKS Group, Inc. (a) (e)......................   $     85,000    $     166,875
                                                              ------------    -------------
              APPAREL-0.70%
     40,000   North Face, Inc. (a) (e).....................        925,589          887,500
                                                              ------------    -------------
              BIOMEDICS, GENETICS RESEARCH AND
              DEVELOPMENT-1.43%
     70,000   BioChem Pharma, Inc. (a) (e).................      1,500,025        1,815,625
                                                              ------------    -------------
              BROADCASTING-0.52%
     20,000   HSN, Inc. (a)................................        697,250          660,000
                                                              ------------    -------------
              BUSINESS SERVICES AND SUPPLIES-14.19%
     33,080   AccuStaff, Inc. (a) (e)......................        801,466          878,687
    230,000   Acxiom Corp. (a) (e).........................        715,312        4,082,500
     76,000   APAC TeleServices, Inc. (a) (e)..............        698,337        1,254,000
     31,000   COREstaff, Inc. (a) (e)......................        826,888          922,250
     20,000   Corrections Corp. of America (a).............        598,721          740,000
     48,000   Covance, Inc. (a)............................        922,349          876,000
     25,600   Envoy Corp. (a) (e)..........................        878,080          691,200
     60,000   Fastenal Co. (e).............................        356,875        3,457,500
     15,000   Fiserv, Inc. (a).............................        560,579          675,000
      1,000   Hall, Kinion & Associates, Inc. (a)..........         15,000           21,375
     10,350   Paychex, Inc.................................        296,427          354,487
     35,000   Precision Response Corp. (a) (e).............        986,875          411,250
     38,500   Romac International, Inc. (a)................        993,050        1,463,000
     29,400   Snyder Communications, Inc. (a) (e)..........        591,307          841,575
     22,500   Sykes Enterprises, Inc. (a) (e)..............        681,137          601,875
     47,500   TeleTech Holdings, Inc. (a) (e)..............        707,500          777,812
                                                              ------------    -------------
                                                                10,629,903       18,048,511
                                                              ------------    -------------
              COMPUTER-COMMUNICATIONS EQUIPMENT-3.90%
     57,400   Ascend Communications, Inc. (a)..............      3,422,767        2,435,912
     33,600   Cisco Systems, Inc. (a)......................        252,552        2,532,600
                                                              ------------    -------------
                                                                 3,675,319        4,968,512
                                                              ------------    -------------
              COMPUTER-SOFTWARE-15.23%
     30,000   Aspen Technology, Inc. (a) (e)...............        766,517        1,023,750
     34,000   HNC Software, Inc. (a) (e)...................      1,125,440        1,236,750
     39,800   Indus International, Inc. (a)................        786,523          636,800
     50,800   Legato Systems, Inc. (a).....................        642,650        1,447,800
      9,000   McAfee Associates, Inc. (a) (e)..............        568,407          509,625
     18,000   Netscape Communications Corp. (a) (e)                906,364          716,625
     62,000   Parametric Technology Corp. (a)..............        304,238        2,879,125
      1,300   Pegasus Systems, Inc. (a)....................         16,900           23,237
     42,000   Platinum Technology, Inc. (a) (e)............        588,736          997,500
     42,200   Rational Software Corp. (a)..................      1,656,814          696,300
     39,000   Scopus Technology, Inc. (a) (e)..............        515,091          965,250
     33,800   Siebel Systems, Inc. (a) (e).................        817,869        1,221,025
     66,281   Sterling Commerce, Inc. (a)..................        741,640        2,191,416
     32,200   Sterling Software, Inc. (a)..................        223,341        1,104,862
     49,800   Synopsys, Inc. (a) (e).......................        857,600        1,724,325
     28,000   Vantive Corp. (a) (e)........................        850,041          854,000
     18,150   Veritas Software Corp. (a) (e)...............        830,601        1,145,719
                                                              ------------    -------------
                                                                12,198,772       19,374,109
                                                              ------------    -------------

                                                                                 Market
    Shares                                                      Cost (b)        Value (c)
   --------                                                   ------------    -------------
              CONSUMER GOODS-1.83%
     40,500   Blyth Industries, Inc. (a) (e)...............   $    979,390    $   1,495,969
     69,000   Seattle Film Works, Inc. (a).................        736,000          832,312
                                                              ------------    -------------
                                                                 1,715,390        2,328,281
                                                              ------------    -------------
              EDUCATIONAL SERVICES-1.68%
     60,000   Apollo Group, Inc., Class A (a)..............      1,163,187        2,141,250
                                                              ------------    -------------
              ELECTRONIC COMPONENTS-0.07%
      2,200   DSP Communications, Inc. (a).................         31,625           42,350
      1,200   Sawtek, Inc. (a).............................         40,200           47,250
                                                              ------------    -------------
                                                                    71,825           89,600
                                                              ------------    -------------
              ELECTRICAL EQUIPMENT-1.19%
     46,500   Chicago Miniature Lamp, Inc. (a) (e).........      1,317,750        1,519,969
                                                              ------------    -------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-0.54%
     30,000   International Rectifier Corp. (a)............        640,571          684,375
                                                              ------------    -------------
              HEALTH CARE SERVICES-7.37%
     61,800   ABR Information Services, Inc. (a) (e).......      1,397,059        1,660,875
    106,000   American Oncology Resources, Inc. (a)              1,380,191        1,450,875
     47,000   Medic Computer Systems, Inc. (a).............        959,680        1,468,750
     53,000   Medpartners, Inc. (a) (e)....................      1,109,284        1,132,875
     60,000   Omnicare, Inc................................        592,500        1,736,250
     30,000   Parexel International Corp. (a)..............        506,250        1,061,250
     40,000   Pharmaceutical Products Development, Inc.
                (a)........................................        993,206          870,000
                                                              ------------    -------------
                                                                 6,938,170        9,380,875
                                                              ------------    -------------
              MACHINERY-OIL AND WELL-5.78%
    165,000   Input/Output, Inc. (a) (e)...................        486,250        3,465,000
     64,000   Petroleum Geo-Services ADR (a) (e)...........      1,127,444        3,884,000
                                                              ------------    -------------
                                                                 1,613,694        7,349,000
                                                              ------------    -------------
              MEDICAL SUPPLIES-2.41%
     22,000   Arterial Vascular Engineering, Inc. (a)......        593,589          814,000
     60,000   Steris Corp. (a) (e).........................      1,067,130        2,250,000
                                                              ------------    -------------
                                                                 1,660,719        3,064,000
                                                              ------------    -------------
              MEDICAL TECHNOLOGY-0.25%
      8,000   Stryker Corp. (e)............................        243,000          319,500
                                                              ------------    -------------
              MISCELLANEOUS-1.05%
     43,000   BMC Industries, Inc. (e).....................      1,334,057        1,338,375
                                                              ------------    -------------
              OIL AND GAS FIELD SERVICES-0.73%
     13,500   Camco International, Inc.....................        580,962          929,813
                                                              ------------    -------------
              OIL-OFFSHORE DRILLING-2.85%
     42,000   Falcon Drilling Co. (a) (e)..................        731,844        1,323,000
     38,000   Marine Drilling Companies, Inc. (a)..........        612,750          912,000
     26,000   Stolt Comex Seaway, S.A. (a) (e).............        457,200        1,387,751
                                                              ------------    -------------
                                                                 1,801,794        3,622,751
                                                              ------------    -------------
              RESTAURANTS AND FRANCHISING-3.09%
     67,300   Applebees International, Inc. (e)............      1,201,960        1,716,150
      9,500   Cracker Barrel Old Country Store, Inc........        246,011          292,125
     56,250   Papa John's International, Inc. (a) (e)......        720,625        1,919,531
                                                              ------------    -------------
                                                                 2,168,596        3,927,806
                                                              ------------    -------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)        Value (c)
   --------                                                   ------------    -------------
              RETAIL-MISCELLANEOUS-1.10%
     82,050   Corporate Express, Inc. (a)..................   $    583,467    $   1,399,978
                                                              ------------    -------------
              RETAIL-SPECIALTY-8.57%
     80,000   Bed, Bath & Beyond, Inc. (a).................        455,000        2,480,000
     47,175   CUC International, Inc. (a) (e)..............      1,100,750        1,108,613
     39,000   Dollar Tree Stores, Inc. (a).................      1,261,000        1,516,125
     83,400   Gadzooks, Inc. (a) (e).......................      1,117,030        1,584,600
     24,000   General Nutrition Companies, Inc. (a)........        535,993          666,000
     39,000   Just for Feet, Inc. (a)......................      1,356,875          511,875
     26,000   The Wet Seal, Inc. (a).......................        542,750          565,500
     34,000   Viking Office Products, Inc. (a) (e).........        534,352          718,250
     92,000   West Marine, Inc. (a) (e)....................      1,030,589        1,748,000
                                                              ------------    -------------
                                                                 7,934,339       10,898,963
                                                              ------------    -------------
              TELECOMMUNICATION EQUIPMENT-3.90%
     61,000   ADC Telecommunications, Inc. (a).............        980,237        2,264,625
     15,700   Andrew Corp. (with rights) (a)...............        367,677          390,538
                                                                                 Market
    Shares                                                      Cost (b)        Value (c)
   --------                                                   ------------    -------------
     48,000   Pairgain Technologies, Inc. (a)..............   $  1,247,726    $   1,236,000
     18,000   Tellabs, Inc. (a)............................        805,500        1,074,375
                                                              ------------    -------------
                                                                 3,401,140        4,965,538
                                                              ------------    -------------
              TELEPHONE SERVICES-8.11%
     37,750   Brooks Fiber Properties, Inc. (a)............      1,096,750        1,269,344
     52,300   ICG Communications, Inc. (a).................        759,413          954,475
     65,000   Intermedia Communications, Inc. (a) (e)            1,096,875        2,323,750
     74,000   LCI International, Inc. (a) (e)..............        601,620        1,776,000
     53,000   McLeod, Inc. Class A (a).....................      1,262,301        1,795,375
     18,000   Star Telecommunications, Inc. (a)............        331,000          308,250
     63,000   WorldCom, Inc. (a) (e).......................        521,933        1,886,063
                                                              ------------    -------------
                                                                 5,669,892       10,313,257
                                                              ------------    -------------
              WASTE DISPOSAL-3.66%
    111,155   U.S.A. Waste Services, Inc. (a)..............      1,158,950        4,668,510
                                                              ------------    -------------
              TOTAL COMMON STOCKS..........................   $ 69,709,361    $ 114,862,973
                                                              ------------    -------------
                                                              ------------    -------------

SHORT-TERM INVESTMENTS-9.79%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-2.15%
   $2,733,064    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.46%.............   $   2,733,064
                                                                 -------------
                 DIVERSIFIED FINANCE-4.58%
    5,827,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.56%......................       5,827,000
                                                                 -------------
                 U.S. GOVERNMENT AGENCY-3.06%
    3,900,000    Federal Home Loan Mortgage Corp., 5.50%,
                   9-8-1997...................................       3,895,320
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................      12,455,384
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $82,164,745) (b)...........................   $ 127,318,357
                                                                 -------------
                                                                 -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1997, the cost of securities for federal income tax purposes was $82,164,745 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $49,954,453
          Unrealized depreciation...........................   (4,800,841)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $45,153,612
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.14% of net assets as of August 31, 1997.
 (e) Security is fully or partially on loan at August 31, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS

Statements of Assets and Liabilities

August 31, 1997

--------------------------------------------------------------------------------

                                                                                      ASSET
                                                                                   ALLOCATION        VALUE
                                                                                    PORTFOLIO         FUND
                                                                                  -------------   ------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $148,280,221; $26,702,907; $20,089,802; $217,706,730;
    $54,550,808; $491,757,122; and $82,164,745; respectively) (Note 1)..........  $185,805,276    $30,104,551
  Cash on deposit with custodian................................................           910         76,232
  Collateral for securities lending transactions (Note 1).......................    36,726,424      4,460,006
  Receivables:
    Investment securities sold..................................................            --             --
    Interest and dividends......................................................     1,302,322         66,585
    Subscriptions of capital stock..............................................        22,415          5,910
  Deferred registration costs (Note 1)..........................................        23,156         19,466
                                                                                  -------------   ------------
TOTAL ASSETS....................................................................   223,880,503     34,732,750
                                                                                  -------------   ------------
LIABILITIES:
  Payable upon return of securities loaned (Note 1).............................    36,726,424      4,460,006
  Payable for investment securities purchased...................................       691,615             --
  Redemptions of capital stock..................................................       142,706             --
  Payable for investment advisory and management fees...........................       144,757         25,808
  Payable for distribution fees.................................................        10,962          1,520
  Accounts payable and accrued expenses.........................................        36,766         11,954
                                                                                  -------------   ------------
TOTAL LIABILITIES...............................................................    37,753,230      4,499,288
                                                                                  -------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized
    10,000,000,000; 10,000,000,000; 10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000; 10,000,000,000 shares respectively........   128,414,234     25,232,146
  Unrealized appreciation of investments........................................    37,525,055      3,401,644
  Undistributed net investment income...........................................       720,599         76,496
  Accumulated net realized gain (loss) from the sale of investments.............    19,467,385      1,523,176
                                                                                  -------------   ------------
TOTAL NET ASSETS................................................................  $186,127,273    $30,233,462
                                                                                  -------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $156,734,333; $21,855,384; $13,907,096;
  $340,949,145; $83,847,376; $734,654,387; and $105,421,967; respectively and
  8,256,735; 1,617,645; 1,064,915; 13,047,974; 1,816,855; 19,687,321; and
  3,444,948 shares outstanding; respectively)...................................        $18.98         $13.51
                                                                                  -------------   ------------
Class B shares (based on net assets of $7,462,289; $2,479,971; $2,306,360;
  $7,283,691; $2,663,422; $12,148,679; and $6,560,806; respectively and 395,411;
  185,261; 177,069; 283,746; 58,988; 332,607; and 217,519 shares outstanding;
  respectively).................................................................        $18.87         $13.39
                                                                                  -------------   ------------
Class C shares (based on net assets of $4,788,716; $1,002,402; $1,289,697;
  $1,432,148; $827,541; $2,366,917; and $1,874,684; respectively and 254,567;
  74,879; 98,998; 55,777; 18,321; 64,816; and 62,116 shares outstanding;
  respectively).................................................................        $18.81         $13.39
                                                                                  -------------   ------------
Class H shares (based on net assets of $17,141,935; $4,895,705; $5,085,448;
  $14,468,046; $6,508,206; $34,941,204 and $13,379,082; respectively and
  908,812; 365,626; 390,337; 563,335; 144,129; 956,183; and 443,288 shares
  outstanding; respectively)....................................................        $18.86         $13.39
                                                                                  -------------   ------------
Class Z shares (based on net assets of $0; $0; $0; $0; $0; $112,355,929; and $0;
  respectively and 0; 0; 0; 0; 0; 2,998,889; and 0 shares outstanding;
  respectively).................................................................            --             --
                                                                                  -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                      GROWTH &                                                        CAPITAL
                                                       INCOME         CAPITAL        FIDUCIARY        GROWTH       APPRECIATION
                                                        FUND           FUND            FUND            FUND          PORTFOLIO
                                                    ------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, as detailed in the
  accompanying schedules, at market (cost
  $148,280,221; $26,702,907; $20,089,802;
  $217,706,730; $54,550,808; $491,757,122; and
  $82,164,745; respectively) (Note 1).............  $22,558,984    $360,430,864    $ 93,153,538    $896,544,474    $127,318,357
Cash on deposit with custodian....................       47,222              64             863             901             463
Collateral for securities lending transactions
  (Note 1)........................................    2,063,051      97,134,145      26,992,178              --      40,589,304
Receivables:
  Investment securities sold......................           --       4,495,283       1,006,940       3,636,629              --
  Interest and dividends..........................       49,715         202,761          46,817         224,036          47,575
  Subscriptions of capital stock..................        9,562          11,101              41             977          26,490
Deferred registration costs (Note 1)..............       19,499          19,978          23,595          39,579          22,335
                                                    ------------   -------------   -------------   -------------   -------------
TOTAL ASSETS......................................   24,748,033     462,294,196     121,223,972     900,446,596     168,004,524
                                                    ------------   -------------   -------------   -------------   -------------
LIABILITIES:
  Payable upon return of securities loaned (Note
    1)............................................    2,063,051      97,134,145      26,992,178              --      40,589,304
  Payable for investment securities purchased.....       65,862         568,673         147,219       3,075,130              --
  Redemptions of capital stock....................           --         138,549         128,834         173,643          37,810
  Payable for investment advisory and management
    fees..........................................       18,947         257,687          80,701         580,147         103,933
  Payable for distribution fees...................        1,331          11,911           3,401          25,618           7,583
  Accounts payable and accrued expenses...........       10,241          50,201          25,094         124,942          29,355
                                                    ------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.................................    2,159,432      98,161,166      27,377,427       3,979,480      40,767,985
                                                    ------------   -------------   -------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 100,000,000,000;
    100,000,000,000; 10,000,000,000 shares
    respectively..................................   20,059,530     169,290,148      44,289,585     406,855,022      84,596,781
  Unrealized appreciation of investments..........    2,469,182     142,724,134      38,602,730     404,787,352      45,153,612
  Undistributed net investment income.............       52,649              --              --              --              --
  Accumulated net realized gain (loss) from the
    sale of investments...........................        7,240      52,118,748      10,954,230      84,824,742      (2,513,854)
                                                    ------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS..................................  $22,588,601    $364,133,030    $ 93,846,545    $896,467,116    $127,236,539
                                                    ------------   -------------   -------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of
  $156,734,333; $21,855,384; $13,907,096;
  $340,949,145; $83,847,376; $734,654,387; and
  $105,421,967; respectively and 8,256,735;
  1,617,645; 1,064,915; 13,047,974; 1,816,855;.
  19,687,321; and 3,444,948 shares outstanding;
  respectively)                                          $13.06          $26.13          $46.15          $37.32          $30.60
                                                    ------------   -------------   -------------   -------------   -------------
Class B shares (based on net assets of $7,462,289;
  $2,479,971; $2,306,360; $7,283,691; $2,663,422;
  $12,148,679; and $6,560,806; respectively and
  395,411; 185,261; 177,069; 283,746; 58,988;
  332,607; and 217,519 shares. outstanding;
  respectively)                                          $13.03          $25.67          $45.15          $36.53          $30.16
                                                    ------------   -------------   -------------   -------------   -------------
Class C shares (based on net assets of $4,788,716;
  $1,002,402; $1,289,697; $1,432,148; $827,541;
  $2,366,917; and $1,874,684; respectively and
  254,567; 74,879; 98,998; 55,777; 18,321; 64,816;
  and 62,116 shares. outstanding; respectively)          $13.03          $25.68          $45.17          $36.52          $30.18
                                                    ------------   -------------   -------------   -------------   -------------
Class H shares (based on net assets of
  $17,141,935; $4,895,705; $5,085,448;
  $14,468,046; $6,508,206; $34,941,204 and
  $13,379,082; respectively and 908,812; 365,626;
  390,337; 563,335; 144,129; 956,183; and 443,288
  shares. outstanding; respectively)                     $13.03          $25.68          $45.16          $36.54          $30.18
                                                    ------------   -------------   -------------   -------------   -------------
Class Z shares (based on net assets of $0; $0; $0;
  $0; $0; $112,355,929; and $0; respectively and
  0; 0; 0; 0; 0; 2,998,889; and 0 shares
  outstanding;. respectively)                                --              --              --          $37.47              --
                                                    ------------   -------------   -------------   -------------   -------------

FORTIS STOCK FUNDS

Statements of Operations

For the Year Ended August 31, 1997

--------------------------------------------------------------------------------

                                                                                     ASSET
                                                                                   ALLOCATION       VALUE
                                                                                   PORTFOLIO        FUND
                                                                                  ------------   -----------
NET INVESTMENT INCOME:
  Income:
    Interest income.............................................................  $ 5,624,497    $  109,564
    Dividend income.............................................................      679,996       369,144
    Fee income (Note 1).........................................................       75,353           875
                                                                                  ------------   -----------
  Total income..................................................................    6,379,846       479,583
                                                                                  ------------   -----------
  Expenses:
    Investment advisory and management fees (Note 2)............................    1,577,254       207,623
    Distribution fees (Class A) (Note 2)........................................      669,139        38,914
    Distribution fees (Class B) (Note 2)........................................       59,645        15,015
    Distribution fees (Class C) (Note 2)........................................       36,232         5,508
    Distribution fees (Class H) (Note 2)........................................      138,947        31,443
    Registration fees...........................................................       54,997        30,631
    Shareholders' notices and reports...........................................       42,620         3,800
    Legal and auditing fees (Note 2)............................................       35,243        14,887
    Custodian fees..............................................................       35,515        18,805
    Directors' fees and expenses................................................       11,831         1,563
    Other.......................................................................       15,654         1,850
                                                                                  ------------   -----------
  Total expenses................................................................    2,677,077       370,039
                                                                                  ------------   -----------
NET INVESTMENT INCOME (LOSS)....................................................    3,702,769       109,544
                                                                                  ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
  Net realized gain from security transactions..................................   21,517,162     1,524,189
  Net change in unrealized appreciation (depreciation) of investments...........   12,305,587     3,192,347
                                                                                  ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS..................................................   33,822,749     4,716,536
                                                                                  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................  $37,525,518    $4,826,080
                                                                                  ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                     GROWTH &                                                     CAPITAL
                                                      INCOME        CAPITAL       FIDUCIARY        GROWTH       APPRECIATION
                                                       FUND           FUND           FUND           FUND         PORTFOLIO
                                                    -----------   ------------   ------------   -------------   ------------
NET INVESTMENT INCOME:
Income:
  Interest income.................................  $  130,279    $ 1,226,409    $   199,702    $  3,884,282    $   674,617
  Dividend income.................................     298,248      1,324,032        312,082       1,331,162         13,275
  Fee income (Note 1).............................       1,094        231,943         73,623              --        179,119
                                                    -----------   ------------   ------------   -------------   ------------
Total income......................................     429,621      2,782,384        585,407       5,215,444        867,011
                                                    -----------   ------------   ------------   -------------   ------------
Expenses:
  Investment advisory and management fees (Note
    2)............................................     125,226      2,735,421        818,135       6,323,998      1,190,025
  Distribution fees (Class A) (Note 2)............      18,936        771,885        186,349       1,740,336        476,537
  Distribution fees (Class B) (Note 2)............      12,913         56,490         19,976          96,102         54,238
  Distribution fees (Class C) (Note 2)............       7,347         11,607          6,193          17,707         13,798
  Distribution fees (Class H) (Note 2)............      29,202        109,831         46,569         279,954        110,874
  Registration fees...............................      28,700         95,973         38,927         115,600         61,097
  Shareholders' notices and reports...............       1,994         75,373         19,688         206,321         33,726
  Legal and auditing fees (Note 2)................      15,823         41,401         28,713          60,654         32,800
  Custodian fees..................................      14,522         46,010         22,567          95,859         24,608
  Directors' fees and expenses....................         955         17,807         17,217          51,742          6,913
  Other...........................................         965         29,848          7,828          76,414         12,662
                                                    -----------   ------------   ------------   -------------   ------------
Total expenses....................................     256,583      3,991,646      1,212,162       9,064,687      2,017,278
                                                    -----------   ------------   ------------   -------------   ------------
NET INVESTMENT INCOME (LOSS)......................     173,038     (1,209,262)      (626,755)     (3,849,243)    (1,150,267)
                                                    -----------   ------------   ------------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
  Net realized gain from security transactions....      79,211     63,878,182     14,259,204     101,212,746        470,737
  Net change in unrealized appreciation
    (depreciation) of investments.................   2,394,136     33,552,766     10,814,437     102,027,949     (9,268,528)
                                                    -----------   ------------   ------------   -------------   ------------
NET GAIN (LOSS) ON INVESTMENTS....................   2,473,347     97,430,948     25,073,641     203,240,695     (8,797,791)
                                                    -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $2,646,385    $96,221,686    $24,446,886    $199,391,452    $(9,948,058)
                                                    -----------   ------------   ------------   -------------   ------------

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
                                                                                     FOR THE          FOR THE
                                                                                    YEAR ENDED       YEAR ENDED
                                                                                    AUGUST 31,       AUGUST 31,
                                                                                       1997             1996
                                                                                  --------------   --------------
OPERATIONS:
  Net investment income.........................................................  $    3,702,769   $    4,138,153
  Net realized gain from security transactions..................................      21,517,162        6,979,691
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................      12,305,587       (4,345,482)
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................      37,525,518        6,772,362
                                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................      (3,394,288)      (3,826,272)
    Class B.....................................................................        (102,347)         (49,452)
    Class C.....................................................................         (62,513)         (39,801)
    Class H.....................................................................        (240,105)        (178,132)
  From net realized gains on investments
    Class A.....................................................................      (7,790,082)      (2,624,363)
    Class B.....................................................................        (290,516)         (29,773)
    Class C.....................................................................        (175,535)         (27,550)
    Class H.....................................................................        (668,944)        (136,849)
  Excess distributions of net realized gains
    Class A.....................................................................         (26,271)         (62,850)
    Class B.....................................................................            (792)            (713)
    Class C.....................................................................            (484)            (660)
    Class H.....................................................................          (1,858)          (3,277)
                                                                                  --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................     (12,753,735)      (6,979,692)
                                                                                  --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,049,780 and 1,434,734 shares)....................................      18,325,244       23,714,022
    Class B (172,571 and 271,822 shares)........................................       2,998,989        4,477,846
    Class C (123,842 and 135,425 shares)........................................       2,158,427        2,240,957
    Class H (356,375 and 455,625 shares)........................................       6,214,436        7,521,002
  Proceeds from shares issued as a result of reinvested dividends
    Class A (623,301 and 371,458 shares)........................................      10,494,510        6,040,653
    Class B (23,140 and 4,825 shares)...........................................         387,752           78,602
    Class C (13,876 and 4,013 shares)...........................................         231,768           64,896
    Class H (51,275 and 18,172 shares)..........................................         858,303          294,034
  Less cost of repurchase of shares
    Class A (1,706,945 and 1,564,760 shares)....................................     (30,091,087)     (25,920,903)
    Class B (69,197 and 49,827 shares)..........................................      (1,205,507)        (827,910)
    Class C (44,638 and 25,306 shares)..........................................        (768,795)        (415,028)
    Class H (164,068 and 92,983 shares).........................................      (2,860,606)      (1,532,704)
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................       6,743,434       15,735,467
                                                                                  --------------   --------------
TOTAL INCREASE IN NET ASSETS....................................................      31,515,217       15,528,137
NET ASSETS:
  Beginning of year.............................................................     154,612,056      139,083,919
                                                                                  --------------   --------------
  End of year (includes undistributed net investment income of $720,599 and
    $817,083, respectively).....................................................  $  186,127,273   $  154,612,056
                                                                                  --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

VALUE FUND

--------------------------------------------------------------------------------
                                                                                                     FOR THE
                                                                                     FOR THE       EIGHT MONTH
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                   AUGUST 31,      AUGUST 31,
                                                                                      1997            1996
                                                                                  -------------   -------------
OPERATIONS:
  Net investment income.........................................................  $    109,544    $     37,806
  Net realized gain from security transactions..................................     1,524,189         295,009
  Net change in unrealized appreciation of investments in securities............     3,192,347         209,297
                                                                                  -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................     4,826,080         542,112
                                                                                  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................       (62,943)             --
    Class B.....................................................................        (2,233)             --
    Class C.....................................................................          (680)             --
    Class H.....................................................................        (4,998)             --
  From net realized gains on investments
    Class A.....................................................................      (228,302)             --
    Class B.....................................................................       (19,112)             --
    Class C.....................................................................        (5,825)             --
    Class H.....................................................................       (42,783)             --
                                                                                  -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................      (366,876)             --
                                                                                  -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (816,622 and 942,985 shares)........................................    10,071,023       9,635,095
    Class B (134,156 and 62,863 shares).........................................     1,639,623         663,710
    Class C (59,914 and 21,113 shares)..........................................       740,650         216,052
    Class H (285,757 and 156,479 shares)........................................     3,504,117       1,645,537
  Proceeds from shares issued as a result of reinvested dividends
    Class A (25,047 shares and 0 shares)........................................       287,791              --
    Class B (1,855 shares and 0 shares).........................................        21,220              --
    Class C (562 shares and 0 shares)...........................................         6,429              --
    Class H (4,125 shares and 0 shares).........................................        47,188              --
  Less cost of repurchase of shares
    Class A (140,400 and 26,608 shares).........................................    (1,735,918)       (282,982)
    Class B (10,742 and 2,871 shares)...........................................      (133,427)        (31,367)
    Class C (6,447 and 262 shares)..............................................       (79,920)         (2,836)
    Class H (74,308 and 6,427 shares)...........................................      (911,833)        (68,006)
                                                                                  -------------   -------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................    13,456,943      11,775,203
                                                                                  -------------   -------------
TOTAL INCREASE IN NET ASSETS....................................................    17,916,147      12,317,315
NET ASSETS:
  Beginning of period...........................................................    12,317,315              --
                                                                                  -------------   -------------
  End of period (includes undistributed net investment income of $76,496 and
    $37,806, respectively)......................................................  $ 30,233,462    $ 12,317,315
                                                                                  -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
                                                                                                    FOR THE
                                                                                     FOR THE      EIGHT MONTH
                                                                                   YEAR ENDED     PERIOD ENDED
                                                                                   AUGUST 31,      AUGUST 31,
                                                                                      1997            1996
                                                                                  -------------   ------------
OPERATIONS:
  Net investment income.........................................................  $    173,038    $    17,599
  Net realized gain (loss) from security transactions...........................        79,211           (340)
  Net change in unrealized appreciation of investments in securities............     2,394,136         75,046
                                                                                  -------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................     2,646,385         92,305
                                                                                  -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................       (95,456)       (11,470)
    Class B.....................................................................        (7,150)          (731)
    Class C.....................................................................        (4,240)          (571)
    Class H.....................................................................       (16,440)        (1,955)
  From net realized gains on investments
    Class A.....................................................................       (42,381)            --
    Class B.....................................................................        (7,753)            --
    Class C.....................................................................        (3,546)            --
    Class H.....................................................................       (17,951)            --
                                                                                  -------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................      (194,917)       (14,727)
                                                                                  -------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (913,354 and 333,815 shares)........................................    11,139,324      3,399,044
    Class B (134,438 and 49,494 shares).........................................     1,627,226        507,825
    Class C (75,761 and 31,937 shares)..........................................       917,962        323,749
    Class H (311,309 and 131,281 shares)........................................     3,801,926      1,342,093
  Proceeds from shares issued as a result of reinvested dividends
    Class A (10,741 and 1,046 shares)...........................................       127,797         10,774
    Class B (1,263 and 69 shares)...............................................        14,789            714
    Class C (625 and 55 shares).................................................         7,348            561
    Class H (2,865 and 189 shares)..............................................        33,503          1,945
  Less cost of repurchase of shares
    Class A (160,250 and 33,791 shares).........................................    (1,974,529)      (348,113)
    Class B (7,826 and 369 shares)..............................................       (97,559)        (3,813)
    Class C (6,655 and 2,725 shares)............................................       (79,312)       (28,214)
    Class H (48,414 and 6,893 shares)...........................................      (594,546)       (70,939)
                                                                                  -------------   ------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................    14,923,929      5,135,626
                                                                                  -------------   ------------
TOTAL INCREASE IN NET ASSETS....................................................    17,375,397      5,213,204
NET ASSETS:
  Beginning of period...........................................................     5,213,204             --
                                                                                  -------------   ------------
  End of period (includes undistributed net investment income of $52,624 and
    $2,872, respectively).......................................................  $ 22,588,601    $ 5,213,204
                                                                                  -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL FUND

--------------------------------------------------------------------------------
                                                                                     FOR THE          FOR THE
                                                                                    YEAR ENDED       YEAR ENDED
                                                                                    AUGUST 31,       AUGUST 31,
                                                                                       1997             1996
                                                                                  --------------   --------------
OPERATIONS:
  Net investment income (loss)..................................................  $   (1,209,262)  $      430,785
  Net realized gain from security transactions..................................      63,878,182       24,390,863
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................      33,552,766      (14,969,783)
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................      96,221,686        9,851,865
                                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................        (141,299)        (570,947)
  From net realized gains on investments
    Class A.....................................................................     (33,970,839)              --
    Class B.....................................................................        (572,462)              --
    Class C.....................................................................        (126,988)              --
    Class H.....................................................................      (1,124,462)              --
                                                                                  --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................     (35,936,050)        (570,947)
                                                                                  --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (967,481 and 987,510 shares)........................................      22,693,862       21,255,811
    Class B (99,817 and 129,679 shares).........................................       2,280,963        2,771,889
    Class C (26,028 and 26,449 shares)..........................................         592,828          569,431
    Class H (215,855 and 228,130 shares)........................................       5,025,197        4,884,573
  Proceeds from shares issued as a result of reinvested dividends
    Class A (1,473,677 and 24,756 shares).......................................      31,713,534          527,539
    Class B (26,803 shares and 0 shares)........................................         569,830               --
    Class C (5,860 shares and 0 shares).........................................         124,476               --
    Class H (49,765 shares and 0 shares)........................................       1,057,494               --
  Less cost of repurchase of shares
    Class A (2,075,394 and 2,058,920 shares)....................................     (48,029,755)     (44,492,325)
    Class B (31,749 and 13,030 shares)..........................................        (719,644)        (276,422)
    Class C (14,112 and 4,719 shares)...........................................        (319,497)        (101,450)
    Class H (73,545 and 48,566 shares)..........................................      (1,701,467)      (1,046,356)
                                                                                  --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...................      13,287,821      (15,907,310)
                                                                                  --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................      73,573,457       (6,626,392)
NET ASSETS:
  Beginning of year.............................................................     290,559,573      297,185,965
                                                                                  --------------   --------------
  End of year (includes undistributed net investment income of $0 and $141,299,
    respectively)...............................................................  $  364,133,030   $  290,559,573
                                                                                  --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

FIDUCIARY FUND

--------------------------------------------------------------------------------
                                                                                     FOR THE          FOR THE
                                                                                    YEAR ENDED       YEAR ENDED
                                                                                    AUGUST 31,       AUGUST 31,
                                                                                       1997             1996
                                                                                  --------------   --------------
OPERATIONS:
  Net investment loss...........................................................  $     (626,755)  $      (76,203)
  Net realized gain from security transactions..................................      14,259,204        2,132,194
  Net change in unrealized appreciation of investments in securities............      10,814,437          638,704
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................      24,446,886        2,694,695
                                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.....................................................................      (4,979,555)        (488,777)
    Class B.....................................................................        (124,877)          (4,787)
    Class C.....................................................................         (39,295)          (2,895)
    Class H.....................................................................        (291,166)         (14,400)
                                                                                  --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................      (5,434,893)        (510,859)
                                                                                  --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (264,554 and 465,331 shares)........................................      10,695,362       16,670,657
    Class B (32,851 and 26,078 shares)..........................................       1,306,041          928,152
    Class C (6,194 and 8,014 shares)............................................         241,373          287,310
    Class H (72,797 and 54,592 shares)..........................................       2,906,990        1,949,490
  Proceeds from shares issued as a result of reinvested dividends
    Class A (127,747 and 14,130 shares).........................................       4,862,050          478,153
    Class B (3,357 and 142 shares)..............................................         125,643            4,778
    Class C (1,047 and 86 shares)...............................................          39,264            2,894
    Class H (7,734 and 418 shares)..............................................         289,482           14,050
  Less cost of repurchase of shares
    Class A (361,725 and 471,108 shares)........................................     (14,656,981)     (16,785,992)
    Class B (14,724 and 2,097 shares)...........................................        (592,169)         (73,634)
    Class C (2,440 and 2,264 shares)............................................         (95,382)         (80,818)
    Class H (23,662 and 9,636 shares)...........................................        (943,779)        (342,867)
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................       4,177,894        3,052,173
                                                                                  --------------   --------------
TOTAL INCREASE IN NET ASSETS....................................................      23,189,887        5,236,009
NET ASSETS:
  Beginning of year.............................................................      70,656,658       65,420,649
                                                                                  --------------   --------------
  End of year...................................................................  $   93,846,545   $   70,656,658
                                                                                  --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH FUND

--------------------------------------------------------------------------------
                                                                                      FOR THE            FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                  AUGUST 31, 1997    AUGUST 31, 1996
                                                                                  ----------------   ----------------
OPERATIONS:
  Net investment loss...........................................................  $     (3,849,243)  $     (2,359,335)
  Net realized gain from security transactions..................................       101,212,746         55,740,132
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................       102,027,949        (25,027,460)
                                                                                  ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       199,391,452         28,353,337
                                                                                  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.....................................................................       (60,229,768)       (34,148,693)
    Class B.....................................................................          (773,234)          (157,748)
    Class C.....................................................................          (138,820)           (26,843)
    Class H.....................................................................        (2,272,953)          (562,160)
    Class Z.....................................................................        (8,698,046)                --
                                                                                  ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................       (72,112,821)       (34,895,444)
                                                                                  ----------------   ----------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (5,049,377 and 2,983,653 shares)....................................       171,053,540         97,098,524
    Class B (142,718 and 149,065 shares)........................................         4,747,591          4,751,941
    Class C (36,673 and 26,985 shares)..........................................         1,214,910            869,294
    Class H (382,332 and 509,051 shares)........................................        12,751,164         16,308,761
    Class Z (421,091 and 141,406 shares)........................................        14,099,862          4,652,413
  Proceeds from shares issued as a result of reinvested dividends
    Class A (1,768,394 and 1,117,514 shares)....................................        57,897,492         32,989,062
    Class B (23,932 and 5,331 shares)...........................................           771,073            156,195
    Class C (4,296 and 914 shares)..............................................           138,406             26,803
    Class H (69,264 and 18,900 shares)..........................................         2,231,699            553,959
    Class Z (260,207 shares and 0 shares).......................................         8,537,395                 --
  Less cost of repurchase of shares
    Class A (7,075,360 and 4,694,161 shares)....................................      (240,578,784)      (151,752,427)
    Class B (45,388 and 10,130 shares)..........................................        (1,512,337)          (322,261)
    Class C (10,067 and 2,105 shares)...........................................          (336,196)           (67,561)
    Class H (162,457 and 72,266 shares).........................................        (5,434,477)        (2,334,633)
    Class Z (572,423 and 265,798 shares)........................................       (19,422,060)        (8,705,185)
  Issuance of shares in connection with fund merger (Note 3)
    Class Z (0 and 3,014,406 shares)............................................                --         95,284,425
                                                                                  ----------------   ----------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................         6,159,278         89,509,310
                                                                                  ----------------   ----------------
TOTAL INCREASE IN NET ASSETS....................................................       133,437,909         82,967,203
NET ASSETS:
  Beginning of year.............................................................       763,029,207        680,062,004
                                                                                  ----------------   ----------------
  End of year...................................................................  $    896,467,116   $    763,029,207
                                                                                  ----------------   ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------
                                                                                     FOR THE          FOR THE
                                                                                    YEAR ENDED       YEAR ENDED
                                                                                    AUGUST 31,       AUGUST 31,
                                                                                       1997             1996
                                                                                  --------------   --------------
OPERATIONS:
  Net investment loss...........................................................  $   (1,150,267)  $   (1,106,060)
  Net realized gain from security transactions..................................         470,737        2,740,699
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................      (9,268,528)      12,902,794
                                                                                  --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................      (9,948,058)      14,537,433
                                                                                  --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.....................................................................      (3,954,147)        (684,572)
    Class B.....................................................................        (189,757)         (11,199)
    Class C.....................................................................         (47,703)          (2,392)
    Class H.....................................................................        (381,589)         (25,057)
  Tax Return of Capital
    Class A.....................................................................        (905,283)              --
    Class B.....................................................................         (43,444)              --
    Class C.....................................................................         (10,921)              --
    Class H.....................................................................         (87,363)              --
                                                                                  --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................      (5,620,207)        (723,220)
                                                                                  --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,798,460 and 1,325,665 shares)....................................      54,031,052       42,940,126
    Class B (118,162 and 110,699 shares)........................................       3,552,423        3,619,138
    Class C (43,602 and 24,894 shares)..........................................       1,297,540          830,232
    Class H (236,178 and 222,036 shares)........................................       7,111,058        7,344,125
  Proceeds from shares issued as a result of reinvested dividends
    Class A (151,618 and 22,686 shares).........................................       4,748,671          667,142
    Class B (7,441 and 375 shares)..............................................         230,517           10,963
    Class C (1,874 and 80 shares)...............................................          58,089            2,392
    Class H (15,016 and 852 shares).............................................         465,003           24,947
  Less cost of repurchase of shares
    Class A (1,793,757 and 1,023,915 shares)....................................     (54,047,060)     (33,115,734)
    Class B (39,286 and 7,394 shares)...........................................      (1,159,231)        (238,700)
    Class C (12,477 and 3,288 shares)...........................................        (353,713)        (108,889)
    Class H (85,586 and 14,364 shares)..........................................      (2,540,636)        (480,500)
                                                                                  --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..............................      13,393,713       21,495,242
                                                                                  --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................      (2,174,552)      35,309,455
NET ASSETS:
  Beginning of year.............................................................     129,411,091       94,101,636
                                                                                  --------------   --------------
  End of year...................................................................  $  127,236,539   $  129,411,091
                                                                                  --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage") and Fortis Value Fund, Fortis Growth & Income Fund and Fortis Capital Fund are funds of Fortis Equity Portfolios, Inc. ("Fortis Equity"). The investment objectives of each portfolio are as follows:

   - The objectives of the Fortis Asset Allocation Portfolio is maximum total return on invested capital, to be derived mainly from capital appreciation, dividends and interest.

   - The objective of Fortis Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on the "value" philosophy.

   - The objective of the Fortis Growth & Income Fund is capital appreciation and current income. The fund invests primarily in equity securities that provide an income component.

   - The objective of the Fortis Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of the Fortis Fiduciary Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future.

   The Advantage Portfolios, Equity Portfolios, Fortis Growth Fund and Fortis Fiduciary Fund offer Class A, Class B, Class C and Class H shares.

   The Advantage Portfolios, Fortis Capital Fund, Fortis Growth Fund and Fortis Fiduciary Fund began to issue multiple class shares effective November 14, 1994. The inception of Fortis Value Fund and Fortis Growth & Income Fund was December 15, 1995, and the commencement of operations was January 2, 1996. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge, a contingent deferred sales charge and has no distribution fees. Only Fortis Growth Fund issues Class Z shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Asset Allocation Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. At August 31, 1997, the Asset Allocation Portfolio had entered into outstanding when-issued or forward commitments of $691,615.

   Consistent with its ability to purchase securities on a when-issued basis, the Asset Allocation Portfolio may enter into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The Advantage Asset Allocation Portfolio amortizes original issue discount, long term bond premium, and market discount.

   For the year ended August 31, 1997 the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 180,555,701     $ 185,777,485
Value Fund...................................       29,138,597        17,438,436
Growth & Income Fund.........................       12,956,926         1,583,087
Capital Fund.................................      130,074,073       135,828,598
Fiduciary Fund...............................       36,811,923        36,061,982
Growth Fund..................................      211,602,836       272,885,430
Capital Appreciation Portfolio...............       38,406,074        27,423,623

   LENDING OF PORTFOLIO SECURITIES: At August 31, 1997, securities were on loan to brokers from the Funds. For collateral, the Fund's custodian received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------
   collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan and fee income from securities lending was as follows for the year ended August 31, 1997:

                                                                                  Fee Income
                                                                                 For the Year
                                                                                     Ended
                                                  Securities                      August 31,
                                                   On Loan         Collateral        1997
----------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 34,126,665     $ 36,726,424   $     75,353
Value Fund...................................       4,286,972        4,460,006            875
Growth & Income Fund.........................       1,968,188        2,063,051          1,094
Capital Fund.................................      91,839,499       97,134,145        231,943
Fiduciary Fund...............................      24,884,260       26,992,178         73,623
Capital Appreciation Portfolio...............      38,846,369       40,589,304        179,119

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity. On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   On the Statements of Assets and Liabilities, due to permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in a net reclassification adjustment to reduce paid-in-capital by the following:

                                                Undistributed
                                               Net Investment      Paid-in-       Accumulated
                                                   Income           Capital          Gains
----------------------------------------------------------------------------------------------
Growth & Income Fund.........................              25              (25)            --
Capital Fund.................................       1,209,262         (853,716)      (355,546)
Fiduciary Fund...............................         626,755         (626,755)            --
Growth Fund..................................       3,849,243       (3,849,243)            --
Capital Appreciation Portfolio...............       1,150,267               --     (1,150,267)

   For federal income tax purposes Capital Appreciation Portfolio had a capital loss carryover of $2,513,854 at August 31, 1997, which, if not offset by subsequent capital gains, will expire in 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Asset Allocation Portfolio, and Fortis Growth & Income Fund to pay quarterly distributions from net investment income; Capital Appreciation Portfolio, Fortis Value Fund, Fortis Capital Fund, Fortis Fiduciary Fund and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At August 31, 1997, investments in securities for the Asset Allocation Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net asset; at market value, at the date of purchase. The aggregate value of such securities at August 31, 1997, was $4,251,732 which represents 2.28% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., (Advisers), is the investment adviser for each Fund. Investment advisory and management fees are computed for Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund, Fortis Capital Appreciation Portfolio at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C, and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital Appreciation Portfolios and .25% of average daily net assets for Class A for each of Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, and Growth Fund and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                   Class A       Class B      Class C     Class H
--------------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $   391,336     $ 12,257     $1,496      $ 33,219
Value Fund...................................        142,183        2,416        355         4,060
Growth & Income Fund.........................        138,392        1,955        187         4,471
Capital Fund.................................        420,852       12,929        359        27,514
Fiduciary Fund...............................        142,155        3,326         93         8,506
Growth Fund..................................      1,318,022       24,908        907        95,466
Capital Appreciation Portfolio...............        468,044       13,039      1,203        44,146

   For the year ended August 31, 1997, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

Series                                            Amount
---------------------------------------------------------
Asset Allocation Portfolio...................    $  4,247
Value Fund...................................         455
Growth & Income Fund.........................         737
Capital Fund.................................       3,925
Fiduciary Fund...............................         651
Growth Fund..................................      20,397
Capital Appreciation Portfolio...............       2,820

3. FUND MERGER: Effective with the close of business on March 1, 1996 the Special Portfolios, Inc.-- Stock Portfolio was merged into Fortis Growth Fund as Class Z. The merger was approved by the shareholders of the Stock Portfolio on February 9, 1996. Fortis Growth Fund is the surviving entity for financial reporting and income tax purposes. The merger was accomplished by a tax-free exchange of ; net assets of Stock Portfolio on March 1, 1996, of $95,284,425, Stock Portfolio shares exchanged of 2,526,771 with shares issued by Fortis Growth Z of 3,014,406; Stock Portfolio's net assets at March 1, 1996 included unrealized appreciation of $35,128,823 and capital stock of $60,155,602. There were no net assets of Fortis Growth Fund -- Class Z prior to this merger.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                  Year Ended August 31                   Year Ended October 31
                                           -----------------------------------    -----------------------------------
ASSET ALLOCATION PORTFOLIO                   1997         1996         1995         1994         1993         1992
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   16.48    $   16.52    $   14.44    $   15.43    $   14.00    $   13.34
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .39          .47          .43          .37          .42          .53
  Net realized and unrealized gain
    (loss) on investments...............        3.47          .29         2.14         (.31)        1.52          .96
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        3.86          .76         2.57          .06         1.94         1.49
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.41)        (.47)        (.40)        (.33)        (.51)        (.82)
  From net realized gains...............        (.95)        (.32)        (.09)        (.72)          --           --
  Excess distributions of net realized
    gains...............................          --         (.01)          --           --           --         (.01)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (1.36)        (.80)        (.49)       (1.05)        (.51)        (.83)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   18.98    $   16.48    $   16.52    $   14.44    $   15.43    $   14.00
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................       24.62%        4.73%       18.25%         .48%       14.20%       11.55%
Net assets end of period (000s
  omitted)..............................   $ 156,734    $ 136,656    $ 132,939    $ 119,395    $ 108,488    $  89,674
Ratio of expenses to average daily net
  assets................................        1.48%        1.50%        1.57%        1.55%        1.58%        1.58%
Ratio of net investment income to
  average daily net assets..............        2.22%        2.85%        3.31%        2.60%        2.90%        4.05%
Portfolio turnover rate.................         109%          89%          94%          94%         103%          45%
Average commission rate paid {::}.......   $  0.0701    $  0.0743           --           --           --           --

                                                         Class B                                Class C
                                           -----------------------------------    -----------------------------------
                                                                      Year Ended August 31
                                           --------------------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO                   1997         1996        1995**        1997         1996        1995**
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  16.40     $   16.46    $   14.27    $  16.35     $   16.41    $   14.27
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............        .27           .37          .39         .26           .37          .39
  Net realized and unrealized gain
    (loss) on investments...............       3.47           .29         2.26        3.47           .29         2.21
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................       3.74           .66         2.65        3.73           .66         2.60
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........       (.32)         (.39)        (.37)       (.32)         (.39)        (.37)
  From net realized gains...............       (.95)         (.32)        (.09)       (.95)         (.32)        (.09)
  Excess distributions of net realized
    gains...............................         --          (.01)          --          --          (.01)          --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....      (1.27)         (.72)        (.46)      (1.27)         (.72)        (.46)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $  18.87     $   16.40    $   16.46    $  18.81     $   16.35    $   16.41
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................      23.92%         4.12%       19.00%      23.93%         4.13%       18.64%
Net assets end of period (000s
  omitted)..............................   $  7,462     $   4,411    $     692    $  4,789     $   2,641    $     777
Ratio of expenses to average daily net
  assets................................       2.03%         2.05%        2.12%*      2.03%         2.05%        2.12%*
Ratio of net investment income to
  average daily net assets..............       1.67%         2.34%        2.51%*      1.67%         2.33%        2.52%*
Portfolio turnover rate.................        109%           89%          94%        109%           89%          94%
Average commission rate paid {::}.......   $ 0.0701     $  0.0743           --    $ 0.0701     $  0.0743           --


                                                         Class H
                                           -----------------------------------
                                                   Year Ended August 31
                                           -----------------------------------

ASSET ALLOCATION PORTFOLIO                   1997         1996        1995**
-----------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  16.39     $   16.44    $   14.27
                                           ---------    ---------    ---------
Operations:
  Investment income - net...............        .27           .38          .39
  Net realized and unrealized gain
    (loss) on investments...............       3.47           .29         2.24
                                           ---------    ---------    ---------
Total from operations...................       3.74           .67         2.63
                                           ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........       (.32)         (.39)        (.37)
  From net realized gains...............       (.95)         (.32)        (.09)
  Excess distributions of net realized
    gains...............................         --          (.01)          --
                                           ---------    ---------    ---------
Total distributions to shareholders.....      (1.27)         (.72)        (.46)
                                           ---------    ---------    ---------
Net asset value, end of period..........   $  18.86     $   16.39    $   16.44
                                           ---------    ---------    ---------
Total return @..........................      23.93%         4.19%       18.86%
Net assets end of period (000s
  omitted)..............................   $ 17,142     $  10,904    $   4,676
Ratio of expenses to average daily net
  assets................................       2.03%         2.05%        2.12%*
Ratio of net investment income to
  average daily net assets..............       1.67%         2.32%        2.54%*
Portfolio turnover rate.................        109%           89%          94%
Average commission rate paid {::}.......   $ 0.0701     $  0.0743           --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+      Ten-month period ended August 31, 1995.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                    Class A                       Class B
                                           --------------------------    --------------------------
                                                             Year Ended August 31
                                           --------------------------------------------------------
VALUE FUND                                    1997          1996**          1997          1996**
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     10.75    $     10.00    $     10.70    $     10.00
                                           -----------    -----------    -----------    -----------
Operations:
  Investment income (loss) - net........           .09            .05           (.01)            --
  Net realized and unrealized gain on
    investments.........................          2.94            .70           2.94            .70
                                           -----------    -----------    -----------    -----------
Total from operations...................          3.03            .75           2.93            .70
                                           -----------    -----------    -----------    -----------
Distributions to shareholders:
  From investment income - net..........          (.06)            --           (.03)            --
  From net realized gains...............          (.21)            --           (.21)            --
                                           -----------    -----------    -----------    -----------
Total distributions to shareholders.....          (.27)            --           (.24)            --
                                           -----------    -----------    -----------    -----------
Net asset value, end of period..........   $     13.51    $     10.75    $     13.39    $     10.70
                                           -----------    -----------    -----------    -----------
Total return @..........................         28.66%          7.50%         27.75%          7.00%
Net assets end of period (000s
  omitted)..............................   $    21,855    $     9,847    $     2,480    $       642
Ratio of expenses to average daily net
  assets................................          1.59%          1.65%*         2.34%          2.40%*
Ratio of net investment income (loss) to
  average daily net assets..............           .72%           .75%*         (.04%)          .00%*
Portfolio turnover rate.................            93%            41%            93%            41%
Average commission rate paid{::}........   $    0.0657    $    0.0521    $    0.0657    $    0.0521


                                                    Class C                       Class H
                                           --------------------------    --------------------------
                                                             Year Ended August 31
                                           --------------------------------------------------------

VALUE FUND                                    1997          1996**          1997          1996**
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     10.70    $     10.00    $     10.70    $     10.00
                                           -----------    -----------    -----------    -----------
Operations:
  Investment income (loss) - net........          (.01)            --           (.01)            --
  Net realized and unrealized gain on
    investments.........................          2.94            .70           2.94            .70
                                           -----------    -----------    -----------    -----------
Total from operations...................          2.93            .70           2.93            .70
                                           -----------    -----------    -----------    -----------
Distributions to shareholders:
  From investment income - net..........          (.03)            --           (.03)            --
  From net realized gains...............          (.21)            --           (.21)            --
                                           -----------    -----------    -----------    -----------
Total distributions to shareholders.....          (.24)            --           (.24)            --
                                           -----------    -----------    -----------    -----------
Net asset value, end of period..........   $     13.39    $     10.70    $     13.39    $     10.70
                                           -----------    -----------    -----------    -----------
Total return @..........................         27.75%          7.00%         27.75%          7.00%
Net assets end of period (000s
  omitted)..............................   $     1,002    $       223    $     4,896    $     1,605
Ratio of expenses to average daily net
  assets................................          2.34%          2.40%*         2.34%          2.40%*
Ratio of net investment income (loss) to
  average daily net assets..............          (.04%)          .00%*         (.04%)          .00%*
Portfolio turnover rate.................            93%            41%            93%            41%
Average commission rate paid{::}........   $    0.0657    $    0.0521    $    0.0657    $    0.0521

                                                   Class A                    Class B                   Class C
                                           ------------------------    ----------------------    ----------------------
                                                                       Year Ended August 31
                                           ----------------------------------------------------------------------------
GROWTH & INCOME FUND                          1997         1996**        1997        1996**        1997        1996**
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    10.35     $   10.00    $  10.32     $   10.00    $  10.33     $   10.00
                                           -----------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............          .20           .07         .11           .02         .10           .03
  Net realized and unrealized gain on
    investments.........................         2.77           .34        2.77           .34        2.77           .34
                                           -----------    ---------    ---------    ---------    ---------    ---------
Total from operations...................         2.97           .41        2.88           .36        2.87           .37
                                           -----------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........         (.16)         (.06)       (.07)         (.04)       (.07)         (.04)
  From net realized gains...............         (.10)           --        (.10)           --        (.10)           --
                                           -----------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....         (.26)         (.06)       (.17)         (.04)       (.17)         (.04)
                                           -----------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    13.06     $   10.35    $  13.03     $   10.32    $  13.03     $   10.33
                                           -----------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        29.00%         4.11%      28.16%         3.55%      28.03%         3.65%
Net assets end of period (000s
  omitted)..............................   $   13,907     $   3,117    $  2,306     $     508    $  1,290     $     302
Ratio of expenses to average daily net
  assets................................         1.75%         2.33%*      2.50%         3.08%*      2.50%         3.08%*
Ratio of net investment income to
  average daily net assets..............         1.68%         1.16%*       .92%          .35%*       .94%          .54%*
Portfolio turnover rate.................           15%            5%         15%            5%         15%            5%
Average commission rate paid {::}.......   $   0.0592     $  0.0597    $ 0.0592     $  0.0597    $ 0.0592     $  0.0597


                                                  Class H
                                           ----------------------
                                            Year Ended August 31
                                           ----------------------

GROWTH & INCOME FUND                         1997        1996**
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.33     $   10.00
                                           ---------    ---------
Operations:
  Investment income - net...............        .10           .03
  Net realized and unrealized gain on
    investments.........................       2.77           .34
                                           ---------    ---------
Total from operations...................       2.87           .37
                                           ---------    ---------
Distributions to shareholders:
  From investment income - net..........       (.07)         (.04)
  From net realized gains...............       (.10)           --
                                           ---------    ---------
Total distributions to shareholders.....       (.17)         (.04)
                                           ---------    ---------
Net asset value, end of period..........   $  13.03     $   10.33
                                           ---------    ---------
Total return @..........................      28.03%         3.65%
Net assets end of period (000s
  omitted)..............................   $  5,085     $   1,286
Ratio of expenses to average daily net
  assets................................       2.50%         3.08%*
Ratio of net investment income to
  average daily net assets..............        .93%          .44%*
Portfolio turnover rate.................         15%            5%
Average commission rate paid {::}.......   $ 0.0592     $  0.0597

*      Annualized.
** For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                       Class A
                                           ---------------------------------------------------------------
                                                                Year Ended August 31
                                           ---------------------------------------------------------------
CAPITAL FUND                                  1997          1996         1995         1994         1993
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     21.89    $   21.22    $   18.36    $   18.12    $   17.86
                                           -----------    ---------    ---------    ---------    ---------
Operations:
  Investment income (loss) - net........          (.08)         .04          .08          .07          .14
  Net realized and unrealized gain on
    investments.........................          7.06          .67         3.62         1.73         1.25
                                           -----------    ---------    ---------    ---------    ---------
Total from operations...................          6.98          .71         3.70         1.80         1.39
                                           -----------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........          (.01)        (.04)        (.08)        (.12)        (.09)
  From net realized gains...............         (2.73)          --         (.76)       (1.44)       (1.04)
                                           -----------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....         (2.74)        (.04)        (.84)       (1.56)       (1.13)
                                           -----------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $     26.13    $   21.89    $   21.22    $   18.36    $   18.12
                                           -----------    ---------    ---------    ---------    ---------
Total return @..........................         34.57%        3.36%       21.49%       10.56%        7.88%
Net assets end of period (000s
  omitted)..............................   $   340,949    $ 277,587    $ 291,263    $ 245,776    $ 246,369
Ratio of expenses to average daily net
  assets................................          1.18%        1.21%        1.24%        1.21%        1.22%
Ratio of net investment income (loss) to
  average daily net assets..............          (.33%)        .17%         .42%         .41%         .77%
Portfolio turnover rate.................            43%          28%          14%          41%          68%
Average commission rate paid {::}.......   $    0.0693    $  0.0718           --           --           --

                                                          Class B                                  Class C
                                           -------------------------------------    -------------------------------------
                                                                        Year Ended August 31
                                           ------------------------------------------------------------------------------
CAPITAL FUND                                  1997          1996        1995**         1997          1996        1995**
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     21.69    $   21.14    $   18.35    $     21.68    $   21.13    $   18.35
                                           -----------    ---------    ---------    -----------    ---------    ---------
Operations:
  Investment loss - net.................          (.35)        (.12)          --           (.33)        (.12)          --
  Net realized and unrealized gain on
    investments.........................          7.06          .67         3.58           7.06          .67         3.57
                                           -----------    ---------    ---------    -----------    ---------    ---------
Total from operations...................          6.71          .55         3.58           6.73          .55         3.57
                                           -----------    ---------    ---------    -----------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........            --           --         (.03)            --           --         (.03)
  From net realized gains...............         (2.73)          --         (.76)         (2.73)          --         (.76)
                                           -----------    ---------    ---------    -----------    ---------    ---------
Total distributions to shareholders.....         (2.73)          --         (.79)         (2.73)          --         (.79)
                                           -----------    ---------    ---------    -----------    ---------    ---------
Net asset value, end of period..........   $     25.67    $   21.69    $   21.14    $     25.68    $   21.68    $   21.13
                                           -----------    ---------    ---------    -----------    ---------    ---------
Total return @..........................         33.55%        2.60%       20.74%         33.68%        2.60%       20.68%
Net assets end of period (000s
  omitted)..............................   $     7,284    $   4,097    $   1,527    $     1,432    $     824    $     344
Ratio of expenses to average daily net
  assets................................          1.93%        1.96%        1.99%*         1.93%        1.96%        1.99%*
Ratio of net investment loss to average
  daily net assets......................         (1.08%)       (.60%)       (.36%)*       (1.08%)       (.60%)       (.36%)*
Portfolio turnover rate.................            43%          28%          14%            43%          28%          14%
Average commission rate paid {::}.......   $    0.0693    $  0.0718           --    $    0.0693    $  0.0718           --


                                                          Class H
                                           -------------------------------------
                                                    Year Ended August 31
                                           -------------------------------------

CAPITAL FUND                                  1997          1996        1995**
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     21.69    $   21.14    $   18.35
                                           -----------    ---------    ---------
Operations:
  Investment loss - net.................          (.34)        (.12)          --
  Net realized and unrealized gain on
    investments.........................          7.06          .67         3.58
                                           -----------    ---------    ---------
Total from operations...................          6.72          .55         3.58
                                           -----------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........            --           --         (.03)
  From net realized gains...............         (2.73)          --         (.76)
                                           -----------    ---------    ---------
Total distributions to shareholders.....         (2.73)          --         (.79)
                                           -----------    ---------    ---------
Net asset value, end of period..........   $     25.68    $   21.69    $   21.14
                                           -----------    ---------    ---------
Total return @..........................         33.61%        2.60%       20.74%
Net assets end of period (000s
  omitted)..............................   $    14,468    $   8,052    $   4,052
Ratio of expenses to average daily net
  assets................................          1.93%        1.96%        1.99%*
Ratio of net investment loss to average
  daily net assets......................         (1.08%)       (.60%)       (.37%)*
Portfolio turnover rate.................            43%          28%          14%
Average commission rate paid {::}.......   $    0.0693    $  0.0718           --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                      Class A
                                           -------------------------------------------------------------
                                                               Year Ended August 31
                                           -------------------------------------------------------------
FIDUCIARY FUND, INC.                         1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   36.75    $   35.54    $   30.23    $   30.07    $   28.74
                                           ---------    ---------    ---------    ---------    ---------
Operations:
  Investment loss - net.................        (.28)        (.03)        (.16)        (.14)        (.09)
  Net realized and unrealized gain
    (loss) on investments...............       12.56         1.50         6.68         2.99         3.11
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................       12.28         1.47         6.52         2.85         3.02
                                           ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From net realized gains...............       (2.88)        (.26)       (1.21)       (2.69)       (1.69)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   46.15    $   36.75    $   35.54    $   30.23    $   30.07
                                           ---------    ---------    ---------    ---------    ---------
Total return @..........................       35.08%        4.18%       22.71%       10.17%       10.58%
Net assets end of period (000s
  omitted)..............................   $  83,847    $  65,641    $  63,195    $  48,833    $  47,543
Ratio of expenses to average daily net
  assets................................        1.41%        1.42%        1.62%        1.45%        1.45%
Ratio of net investment loss to average
  daily net assets......................        (.70%)       (.07%)       (.53%)       (.45%)       (.31%)
Portfolio turnover rate.................          46%          30%          12%          25%          53%
Average commission rate paid {::}.......   $  0.0684    $  0.0715           --           --           --

                                                           Class B                                    Class C
                                           ---------------------------------------    ---------------------------------------
                                                                          Year Ended August 31
                                           ----------------------------------------------------------------------------------
FIDUCIARY FUND, INC.                          1997          1996         1995**          1997          1996         1995**
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     36.26    $   35.35    $     30.15    $     36.32    $   35.40    $     30.15
                                           -----------    ---------    -----------    -----------    ---------    -----------
Operations:
  Investment loss - net.................          (.79)        (.33)          (.13)          (.83)        (.32)          (.12)
  Net realized and unrealized gain on
    investments.........................         12.56         1.50           6.54          12.56         1.50           6.58
                                           -----------    ---------    -----------    -----------    ---------    -----------
Total from operations...................         11.77         1.17           6.41          11.73         1.18           6.46
                                           -----------    ---------    -----------    -----------    ---------    -----------
Distributions to shareholders:
  From net realized gains...............         (2.88)        (.26)         (1.21)         (2.88)        (.26)         (1.21)
                                           -----------    ---------    -----------    -----------    ---------    -----------
Net asset value, end of period..........   $     45.15    $   36.26    $     35.35    $     45.17    $   36.32    $     35.40
                                           -----------    ---------    -----------    -----------    ---------    -----------
Total return @..........................         34.10%        3.35%         22.38%         33.92%        3.38%         22.55%
Net assets end of period (000s
  omitted)..............................   $     2,663    $   1,360    $       473    $       828    $     491    $       272
Ratio of expenses to average daily net
  assets................................          2.16%        2.17%          2.37%*         2.16%        2.17%          2.37%*
Ratio of net investment loss to average
  daily net assets......................         (1.44%)       (.78%)        (1.31%)*       (1.44%)       (.82%)        (1.31%)*
Portfolio turnover rate.................            46%          30%            12%            46%          30%            12%
Average commission rate paid {::}.......   $    0.0684    $  0.0715             --    $    0.0684    $  0.0715             --


                                                           Class H
                                           ---------------------------------------
                                                    Year Ended August 31
                                           ---------------------------------------

FIDUCIARY FUND, INC.                          1997          1996         1995**
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period....   $     36.26    $   35.35    $     30.15
                                           -----------    ---------    -----------
Operations:
  Investment loss - net.................          (.78)        (.33)          (.17)
  Net realized and unrealized gain on
    investments.........................         12.56         1.50           6.58
                                           -----------    ---------    -----------
Total from operations...................         11.78         1.17           6.41
                                           -----------    ---------    -----------
Distributions to shareholders:
  From net realized gains...............         (2.88)        (.26)         (1.21)
                                           -----------    ---------    -----------
Net asset value, end of period..........   $     45.16    $   36.26    $     35.35
                                           -----------    ---------    -----------
Total return @..........................         34.13%        3.35%         22.38%
Net assets end of period (000s
  omitted)..............................   $     6,508    $   3,164    $     1,481
Ratio of expenses to average daily net
  assets................................          2.16%        2.17%          2.37%*
Ratio of net investment loss to average
  daily net assets......................         (1.44%)       (.80%)        (1.29%)*
Portfolio turnover rate.................            46%          30%            12%
Average commission rate paid {::}.......   $    0.0684    $  0.0715             --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                        Class A
                                           ------------------------------------------------------------------
                                                                  Year Ended August 31
                                           ------------------------------------------------------------------
GROWTH FUND                                    1997          1996         1995          1994          1993
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $      32.14    $   32.66    $   26.25    $     29.09    $   24.31
                                           ------------    ---------    ---------    -----------    ---------
Operations:
  Investment loss - net.................           (.16)        (.11)        (.04)          (.10)        (.06)
  Net realized and unrealized gain
    (loss) on investments...............           8.41         1.30         6.95           (.88)        5.52
                                           ------------    ---------    ---------    -----------    ---------
Total from operations...................           8.25         1.19         6.91           (.98)        5.46
                                           ------------    ---------    ---------    -----------    ---------
Distributions to shareholders:
  From investment income - net..........             --           --           --             --         (.04)
  From net realized gains...............          (3.07)       (1.71)        (.50)         (1.86)        (.64)
                                           ------------    ---------    ---------    -----------    ---------
Total distributions to shareholders.....          (3.07)       (1.71)        (.50)         (1.86)        (.68)
                                           ------------    ---------    ---------    -----------    ---------
Net asset value, end of period..........   $      37.32    $   32.14    $   32.66    $     26.25    $   29.09
                                           ------------    ---------    ---------    -----------    ---------
Total return @..........................          27.01%        4.09%       26.92%         (3.77%)      22.69%
Net assets end of period (000s
  omitted)..............................   $    734,654    $ 641,061    $ 670,753    $   558,589    $ 585,117
Ratio of expenses to average daily net
  assets................................           1.07%        1.09%        1.13%          1.09%        1.10%
Ratio of net investment loss to average
  daily net assets......................           (.45%)       (.33%)       (.13%)         (.36%)       (.20%)
Portfolio turnover rate.................             28%          32%          27%            23%          49%
Average commission rate paid {::}.......   $     0.0679    $  0.0709           --             --           --

                                                           Class B                                      Class C
                                           ----------------------------------------    ------------------------------------------
                                                                            Year Ended August 31
                                           --------------------------------------------------------------------------------------
GROWTH FUND                                  1997           1996          1995**          1997            1996          1995**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   31.75    $      32.48    $     25.85    $     31.75    $      32.49    $     25.85
                                           ---------    ------------    -----------    -----------    ------------    -----------
Operations:
  Investment loss - net.................        (.56)           (.32)          (.13)          (.57)           (.33)          (.10)
  Net realized and unrealized gain on
    investments.........................        8.41            1.30           7.26           8.41            1.30           7.24
                                           ---------    ------------    -----------    -----------    ------------    -----------
Total from operations...................        7.85             .98           7.13           7.84             .97           7.14
                                           ---------    ------------    -----------    -----------    ------------    -----------
Distributions to shareholders:
  From net realized gains...............       (3.07)          (1.71)          (.50)         (3.07)          (1.71)          (.50)
                                           ---------    ------------    -----------    -----------    ------------    -----------
Net asset value, end of period..........   $   36.53    $      31.75    $     32.48    $     36.52    $      31.75    $     32.49
                                           ---------    ------------    -----------    -----------    ------------    -----------
Total return @..........................       26.02%           3.45%         28.17%         25.98%           3.41%         28.21%
Net assets end of period (000s
  omitted)..............................   $  12,149    $      6,710    $     2,179    $     2,367    $      1,077    $       264
Ratio of expenses to average daily net
  assets................................        1.82%           1.84%          1.88%*         1.82%           1.84%          1.88%*
Ratio of net investment income (loss) to
  average daily net assets..............       (1.19%)         (1.07%)        (1.09%)*       (1.19%)         (1.07%)        (1.10%)*
Portfolio turnover rate.................          28%             32%            27%            28%             32%            27%
Average commission rate paid {::}.......   $  0.0679    $     0.0709             --    $    0.0679    $     0.0709             --


                                                            Class H                                Class Z
                                           ------------------------------------------    ---------------------------
                                                                              Year Ended August 31
                                           -------------------------------------------------------------------------

GROWTH FUND                                   1997            1996          1995**          1997          1996***
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period....   $     31.75    $      32.49    $     25.85    $     32.18    $      31.61
                                           -----------    ------------    -----------    -----------    ------------
Operations:
  Investment loss - net.................          (.55)           (.33)          (.11)          (.05)             --
  Net realized and unrealized gain on
    investments.........................          8.41            1.30           7.25           8.41             .57
                                           -----------    ------------    -----------    -----------    ------------
Total from operations...................          7.86             .97           7.14           8.36             .57
                                           -----------    ------------    -----------    -----------    ------------
Distributions to shareholders:
  From net realized gains...............         (3.07)          (1.71)          (.50)         (3.07)             --
                                           -----------    ------------    -----------    -----------    ------------
Net asset value, end of period..........   $     36.54    $      31.75    $     32.49    $     37.47    $      32.18
                                           -----------    ------------    -----------    -----------    ------------
Total return @..........................         26.05%           3.41%         28.21%         27.34%           1.80%
Net assets end of period (000s
  omitted)..............................   $    34,941    $     21,176    $     6,867    $   112,356    $     93,006
Ratio of expenses to average daily net
  assets................................          1.82%           1.84%          1.88%*          .82%            .84%
Ratio of net investment income (loss) to
  average daily net assets..............         (1.19%)         (1.07%)        (1.10%)*        (.20%)           .01%*
Portfolio turnover rate.................            28%             32%            27%            28%             32%
Average commission rate paid {::}.......   $    0.0679    $     0.0709             --    $    0.0679    $     0.0709

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*** For the period from March 1,1996 (commencement of operations) to August 31, 1996.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                         Class A
                                           -------------------------------------------------------------------
                                                                                            Year Ended
                                                   Year Ended August 31                    October 31,
                                           -------------------------------------    --------------------------
CAPITAL APPRECIATION PORTFOLIO                1997          1996         1995          1994           1993
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     34.76    $   30.67    $   23.05    $     27.38    $     19.85
                                           -----------    ---------    ---------    -----------    -----------
Operations:
  Investment income (loss) - net........          (.26)        (.29)        (.17)          (.12)          (.30)
  Net realized and unrealized gain
    (loss) on investments...............         (2.45)        4.61         7.79          (2.45)          7.83
                                           -----------    ---------    ---------    -----------    -----------
Total from operations...................         (2.71)        4.32         7.62          (2.57)          7.53
                                           -----------    ---------    ---------    -----------    -----------
Distributions to shareholders:
  From net realized gains...............         (1.18)        (.23)          --          (1.76)            --
  Tax return of capital.................          (.27)          --           --             --             --
                                           -----------    ---------    ---------    -----------    -----------
Total distributions to shareholders.....         (1.45)        (.23)          --          (1.76)            --
                                           -----------    ---------    ---------    -----------    -----------
Net asset value, end of period..........   $     30.60    $   34.76    $   30.67    $     23.05    $     27.38
                                           -----------    ---------    ---------    -----------    -----------
Total return @..........................         (7.89%)      14.21%       33.06%         (9.56%)        37.93%
Net assets end of period (000s
  omitted)..............................   $   105,422    $ 114,310    $  90,918    $    68,352    $    58,434
Ratio of expenses to average daily net
  assets................................          1.55%        1.56%        1.69%          1.62%          1.62%
Ratio of net investment income to
  average daily net assets..............          (.84%)       (.96%)       (.82%)         (.61%)        (1.23%)
Portfolio turnover rate.................            25%          34%          21%            36%            60%
Average commission rate paid {::}.......   $    0.0611    $  0.0691           --             --             --

                                                            Class B                                      Class C
                                           -----------------------------------------    -----------------------------------------
                                                                            Year Ended August 31
                                           --------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO                1997           1996          1995**          1997           1996          1995**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $     34.46    $     30.57    $     22.45    $     34.48    $     30.58    $     22.45
                                           -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Investment income (loss) - net........          (.40)          (.49)          (.35)          (.40)          (.48)          (.36)
  Net realized and unrealized gain
    (loss) on investments...............         (2.45)          4.61           8.47          (2.45)          4.61           8.49
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total from operations...................         (2.85)          4.12           8.12          (2.85)          4.13           8.13
                                           -----------    -----------    -----------    -----------    -----------    -----------
Distributions to shareholders:
  From net realized gains...............         (1.18)          (.23)            --          (1.18)          (.23)            --
  Tax return of capital.................          (.27)            --             --           (.27)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total distributions to shareholders.....         (1.45)          (.23)            --          (1.45)          (.23)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period..........   $     30.16    $     34.46    $     30.57    $     30.18    $     34.48    $     30.58
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total return @..........................         (8.38%)        13.60%         36.17%         (8.38%)        13.62%         36.21%
Net assets end of period (000s
  omitted)..............................   $     6,561    $     4,522    $       841    $     1,875    $     1,004    $       227
Ratio of expenses to average daily net
  assets................................          2.10%          2.11%          2.24%*         2.10%          2.11%          2.24%*
Ratio of net investment income to
  average daily net assets..............         (1.39%)        (1.47%)        (1.61%)*       (1.39%)        (1.46%)        (1.62%)*
Portfolio turnover rate.................            25%            34%            21%            25%            34%            21%
Average commission rate paid {::}.......   $    0.0611    $    0.0691             --    $    0.0611    $    0.0691             --


                                                            Class H
                                           -----------------------------------------
                                                     Year Ended August 31
                                           -----------------------------------------

CAPITAL APPRECIATION PORTFOLIO                1997           1996          1995**
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period....   $     34.48    $     30.58    $     22.45
                                           -----------    -----------    -----------
Operations:
  Investment income (loss) - net........          (.40)          (.48)          (.36)
  Net realized and unrealized gain
    (loss) on investments...............         (2.45)          4.61           8.49
                                           -----------    -----------    -----------
Total from operations...................         (2.85)          4.13           8.13
                                           -----------    -----------    -----------
Distributions to shareholders:
  From net realized gains...............         (1.18)          (.23)            --
  Tax return of capital.................          (.27)            --             --
                                           -----------    -----------    -----------
Total distributions to shareholders.....         (1.45)          (.23)            --
                                           -----------    -----------    -----------
Net asset value, end of period..........   $     30.18    $     34.48    $     30.58
                                           -----------    -----------    -----------
Total return @..........................         (8.38%)        13.62%         36.21%
Net assets end of period (000s
  omitted)..............................   $    13,379    $     9,575    $     2,115
Ratio of expenses to average daily net
  assets................................          2.10%          2.11%          2.24%*
Ratio of net investment income to
  average daily net assets..............         (1.39%)        (1.46%)        (1.62%)*
Portfolio turnover rate.................            25%            34%            21%
Average commission rate paid {::}.......   $    0.0611    $    0.0691             --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+      Ten-month period ended August 31, 1995.
{::} In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Advantage Portfolios, Inc.

Fortis Equity Portfolios, Inc.

Fortis Fiduciary Fund, Inc.

Fortis Growth Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Asset Allocation Portfolio and Capital Appreciation Portfolio (portfolios within Fortis Advantage Portfolios, Inc.), Fortis Capital Fund, Fortis Value Fund, and Fortis Growth & Income Fund (portfolios within Fortis Equity Portfolios, Inc.), Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1997 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers and the custodian, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Asset Allocation Portfolio, Capital Appreciation Portfolio, Fortis Capital Fund, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1997 and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
October 10, 1997

FEDERAL INCOME TAX INFORMATION

The information set forth below is for the funds' fiscal year as required by federal tax law. Shareholders, however, must report distributions on a calendar year basis for income tax purposes which may include distributions for portions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 1998. Shareholders may wish to consult a tax advisor on how to report distribution for state and local purposes.

Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, and Fortis Capital Appreciation Portfolio paid income distributions, taxable as dividend income, of which 5.59%, 34.33%, 100%, and 4.90% and qualified for deduction by corporations. Detailed below are the per share distributions made for the fiscal year ended August 31, 1997.

ASSET ALLOCATION PORTFOLIO

RECORD DATE                                         Class A    Class B    Class C    Class H    Class Z
                                                    ----------------------------------------------------
Net Investment Income Per Share
September 18, 1996................................  $ 0.120    $ 0.100    $ 0.100    $ 0.100
December 18, 1996.................................    0.110      0.088      0.088      0.088
March 18, 1997....................................    0.080      0.057      0.057      0.057
June 18, 1997.....................................    0.099      0.076      0.076      0.076
                                                    --------   --------   --------   --------
Total Distributions...............................    0.409      0.321      0.321      0.321
                                                    --------   --------   --------   --------
Long-Term Capital Gain Per Share
December 18, 1996.................................  $ 0.950    $ 0.950    $ 0.950    $ 0.950
                                                    --------   --------   --------   --------
VALUE FUND
RECORD DATE
Net Investment Income Per Share
December 18, 1996.................................  $ 0.059    $ 0.025    $ 0.025    $ 0.025
Short-Term Capital Gain Per Share
December 18, 1996.................................  $ 0.214    $ 0.214    $ 0.214    $ 0.214
                                                    --------   --------   --------   --------
GROWTH & INCOME FUND
RECORD DATE
Net Investment Income Per Share
September 18, 1996................................  $ 0.030    $ 0.015    $ 0.015    $ 0.015
December 18, 1996.................................    0.023      0.005      0.005      0.005
March 18, 1997....................................    0.052      0.030      0.030      0.030
June 18, 1997.....................................    0.051      0.019      0.019      0.019
                                                    --------   --------   --------   --------
Total Distributions...............................    0.156      0.069      0.069      0.069
                                                    --------   --------   --------   --------
Short-Term Capital Gain Per Share
December 18, 1996.................................  $ 0.103    $ 0.103    $ 0.103    $ 0.103
                                                    --------   --------   --------   --------
CAPITAL FUND
RECORD DATE
Net Investment Income Per Share
December 18, 1996.................................  $ 0.011         --         --         --
Long-Term Capital Gain Per Share
December 18, 1996.................................  $ 2.730    $ 2.730    $ 2.730    $ 2.730
                                                    --------   --------   --------   --------
FIDUCIARY FUND, INC
RECORD DATE
Long-Term Capital Gain Per Share
December 18, 1996.................................  $ 2.880    $ 2.880    $ 2.880    $ 2.880
                                                    --------   --------   --------   --------
GROWTH FUND, INC.
RECORD DATE
Long-Term Capital Gain Per Share
December 18, 1996.................................  $ 3.070    $ 3.070    $ 3.070    $ 3.070    $ 3.070
                                                    --------   --------   --------   --------   --------
CAPITAL APPRECIATION PORTFOLIO
RECORD DATE
Total Distributions Per Share*
December 18, 1996.................................  $ 1.450    $ 1.450    $ 1.450    $ 1.450
                                                    --------   --------   --------   --------

    * Of this amount $1.18 was Long-Term Capital Gains.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       Norwest Bank Minnesota N.A.
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD                                            TAX-FREE MINNESOTA
RANGE OF SECURITIES                                PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-               Insurance                   U.S. GOVERNMENT
DEFERRED INVESTMENT                                SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

[LOGO] For more information, call your investment representative or Fortis at
(800) 800-2638.

FORTIS-Registered Trademark-                                   ---------------
FORTIS FINANCIAL GROUP                                           Bulk Rate
P.O. Box 64284                                                  U.S. Postage
St. Paul, MN 55164                                                  PAID
                                                               Permit No. 3794
                                                               Minneapolis, MN
FORTIS STOCK FUNDS                                             ---------------

[RECYCLE LOGO] Printed on recycled paper with
               40% preconsumer waste and 10%
               post consumer waste. Please recycle.

FORTIS-Registered Trademark- and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

98144 (10/97)